                                                                  Commerce Funds




                                   [GRAPHIC]


Annual Report - October 31, 2000




                                                        [LOGO OF COMMERCE FUNDS]

Building on Your Values


The value of a shared perspective

At The Commerce Funds, we have a simple, straightforward mission: to build relationships that have lasting value to our clients.

We achieve our mission by keeping our focus squarely on what matters most: the financial success and well-being of the customers we serve. At The Commerce Funds, looking at the world through our customers' eyes has helped us to create a family of mutual funds designed to assist you in meeting the financial challenges that lie ahead.


The power of professional commitment

Behind each of the Commerce Funds is a consistent, long-term investment philosophy and a commitment to the highest investment standards. Our success in helping investors like you reach their financial goals has proven the wisdom of this careful, disciplined approach to investing.

Your relationship with The Commerce Funds is built on a foundation of shared values and many years of investment experience. Working from this solid foundation, we're equipped to help our customers meet the challenge of investing for a lifetime.

Strength, insight, and service: good reasons to invest with The Commerce Funds.

                              The Commerce Funds

                             International Equity

                            MidCap Growth (formerly
                               The MidCap Fund)

                                    Growth

                              Value (formerly The
                            Growth and Income Fund)

    RISK                           Balanced               POTENTIAL RETURN

                               Missouri Tax-Free
                               Intermediate Bond

                               National Tax-Free
                               Intermediate Bond

                                     Bond

                             Short-Term Government

        In general, greater  returns are associated with greater risks.

                                                                 COMMERCE FUNDS
Shareholder Letter

 Dear Shareholder:

 We are pleased to provide you with the Annual Report of The Commerce Funds. In this report, you will find performance and financial information for the nine Commerce Funds. The portfolio manager of each Fund also provides a re-view of the factors that have affected performance in the last year. To help you put that information in context, we offer the following economic and fi-nancial market review.

                   Economic and Market Update

                   In our semi-annual report to shareholders six months ago we expressed the belief that, after raising interest rates on several occasions, the Federal Reserve Board would be ap-proaching the end of its tightening monetary stance. This belief was based on our assumption that economic growth in the United States soon would begin to moderate.

                   Since that time, we have seen that much of this has come to pass. After a series of six short-term interest rate hikes, the economy's torrid growth rate finally showed signs of slowing during the summer. As such, the Federal Reserve moved to a more neutral stance--leaving interest rates un-changed at their June, August and October meetings. On each occasion the Federal Reserve made it a point to emphasize that it will continue to monitor inflation vigilantly, es-pecially in light of rising energy prices and the extremely tight labor market.

                   Turning to the financial markets, we have seen decidedly mixed results. For the one-year period ended October 31, 2000 the stock market, as measured by the Standard & Poor's 500 Index, rose 6.09%. During the same period the bond mar-ket, as measured by the Lehman Brothers Aggregate Bond In-dex, generated a 7.30% return. In both cases, these positive returns masked the volatility in the markets.

                   The 12-month reporting period began on a positive note for the U.S. equity market. The lengthy bull market continued through February, with the vast majority of the gains being generated by large-cap growth and technology-related stocks. Then, in mid-March, the markets abruptly corrected. Continued strong economic growth, inflationary pressures and rising interest rates were the main culprits. While other types of stocks were dragged down during the correc-tion, technology issues experienced the brunt of the de-cline. Within a few short weeks the technology-laden Nasdaq composite was down 37% from its peak. While the correction was not unexpected, the pace and severity of the decline shook the confidence of many investors.

                   The equity market then abruptly changed course and staged an impressive rally late in the summer. This rebound was driven by the prospects for an end to interest rate hikes by the Federal Reserve. However, market sentiment shifted yet again, as uncertainty arose regarding the state of cor-porate profits in the face of an economic slowdown and high energy prices. All told, by the end of the reporting period the Standard & Poor's 500 and the Nasdaq were down 7% and 46%, respectively, from their March 2000 peaks.

COMMERCE FUNDS
                   The international equity markets were not immune from the market's gyrations. Once again, the technology sector was the most volatile area. By the end of the reporting period most developed markets in Europe, Japan, and Asia, as well as many emerging equity markets, registered negative re-turns.

                   As we would expect, the bond markets did not experience the same level of volatility as their equity counterparts. How-ever, there were periods of unrest. Early in the reporting period most sectors of the U.S. bond market faltered, due to rising interest rates. However, when the Federal Reserve moved to a more neutral monetary policy, the U.S. fixed-in-come market subsequently rebounded. One noteworthy excep-tion was the performance of high yield bonds. Rising default rates, lackluster demand, and moderating economic growth caused these issues to perform poorly during much of the period.

                   In summary, we believe this year's financial market perfor-mance exemplifies the importance of maintaining a diversi-fied investment portfolio and taking a long-term approach. In addition, we do not expect to see the 20-30% gains in the stock market that we have experienced in the past few years. As such, we believe it's important for investors to maintain realistic expectations about their investment re-turns.

                   Before I conclude, I would like to spend a moment updating you on some changes to our Fund Family. In recent months the Commerce Growth and Income Fund was renamed the Com-merce Value Fund, and the Commerce MidCap Fund was renamed the Commerce MidCap Growth Fund. In addition, a shareholder meeting was held on November 20, 2000, at which sharehold-ers approved a number of issues related to The Commerce Funds. These issues included approval of a new investment advisory agreement for the International Equity Fund and changes to the investment objectives of the MidCap Growth, Growth and Value Funds. Finally, I am pleased to report that we plan to expand your investment options shortly by introducing two new Funds to our family, the Commerce Core Equity Fund and the Commerce Kansas Tax-Free Intermediate Bond Fund.

                   As always, we appreciate your investment and we look for-ward to being a part of your investment future in the years to come.

                   Sincerely,

                   Gary D. Campbell
                   Chief Investment Officer
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 22, 2000

                   The prospectus for the Core Equity and Kansas Tax-Free In-termediate Bond Funds is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This report is not an offer to sell these se-curities and is not soliciting an offer to buy these secu-rities. For more complete information on these two Commerce Funds, please contact us at 1-800-995-6365 to request a Fi-nal prospectus. Please read the prospectus carefully before investing.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND
Short-Term Government Fund Overview
 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Short-Term Gov-ernment Fund (the "Fund") for the year ended October 31, 2000.

                   Performance Review

                   For the year ended October 31, 2000, the Institutional Shares of the Fund had a cumulative total return of 6.15%, based on Net Asset Value (NAV) (assumes fee waivers and ex-pense reimbursements). The Service Shares had a cumulative total return, without sales charge, of 5.89% for the same period based on NAV (assumes fee waivers and expense reim-bursements). This compares to the Lipper Short-Term Govern-ment Funds Index 12-month cumulative return of 6.12% and Salomon Brothers 1-5 Year Treasury/Government Sponsored In-dex 12-month cumulative return of 6.48%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enter-prises.)

                   Portfolio Highlights

                   .Over the course of the reporting period we positioned the
                    Fund at the long end of its average maturity range of three years. This strategy was employed in order to take advantage of our outlook for falling government interest rates.

                   .The Fund has emphasized high-quality AAA and government-
                    backed mortgage securities with short, stable average ma-turities. These securities tend to provide higher yields than typical agency debentures.

                   .We also continued to stress agency credits, particularly
                    the new "benchmark" agency bonds that provide liquidity similar to that of Treasuries, but with yields that are 45 to 75 basis points higher than Treasuries.

                   .Looking ahead, we expect to see short-term interest rates decline. Given this outlook, we will emphasize yield and structure in order to maximize return potential over the coming year.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 22, 2000

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary
October 31, 2000

 The following graph shows the value, as of October 31, 2000, of a $10,000 in-vestment made on December 12, 1994 (commencement of operations) in the Insti-tutional Shares. For comparative purposes, the performance of the Fund's benchmark (the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index with income reinvested ("Salomon Bros. Treas./Gov't")) is shown. The Fund's performance versus the Lipper Short US Government Funds Index(a) ("Lipper Short US Gov't Funds Index") with income reinvested is also shown. The per-formance data represent past performance and should not be considered indica-tive of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differ-ences in fees and sales loads.

 Short-Term Government Fund Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2000.


                                    [GRAPH]

                     Institutional      Salomon Brothers       Lipper Short US
                         Shares           Treas./Gov't.       Gov't Funds Index
       12/12/94         10,000              10,000                  10,000
       10/31/95         11,072              11,082                  10,930
       10/31/96         11,629              11,736                  11,520
       10/31/97         12,379              12,533                  12,248
       10/31/98         13,362              13,613                  13,090
       10/31/99         13,606              13,887                  13,391
       10/31/00         14,443              14,786                  14,210


  Average Annual Total Return through
   October 31, 2000                       Since Inception Five Years One Year
  Institutional Shares (commenced
  December 12, 1994)                           6.44%        5.45%     6.15%
 ----------------------------------------------------------------------------
  Service Shares (commenced January 2,
  1997)
  Excluding sales charges                      5.44%          n/a     5.89%
  Including sales charges (maximum sales
  charge 2.00%)                                4.90%          n/a     3.76%
 ----------------------------------------------------------------------------

 (a) The Lipper Short U.S. Government Funds Index is an unmanaged index con-sisting of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government with dollar-weighted average maturities of less than three years. The Index figures do not reflect any fees or expenses.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND
Statement of Investments
October 31, 2000

  Principal              Interest                        Maturity
    Amount                 Rate                            Date                              Value

  Collateralized Mortgage Obligations - 35.5%
  Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
  $  250,000               5.00%                        03/25/2028                       $  192,276
  Chase Mortgage Finance Corp. Series 1999-S1, Class A17
     320,000               6.75                         02/25/2029                          288,099
  Countrywide Home Loans, Inc. Series 1997-4, Class A
     305,068               8.00                         07/25/2027                          307,478
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1205, Class G
     157,636               7.00                         03/15/2007                          157,783
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1255, Class G
      65,379               7.50                         07/15/2021                           65,297
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1526, Class N
     279,174               6.50                         12/15/2022                          277,080
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1619, Class EC
     370,428               5.60                         11/15/2023                          365,912
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1621, Class K
     230,000               6.50                         11/15/2023                          214,834
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1624, Class EA
      92,425               5.50                         01/15/2007                           92,079
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1727, Class KA
     384,813               6.50                         05/15/2024                          383,128
  Federal Home Loan Mortgage Corp. REMIC PAC Series 2047, Class A
      52,140               6.75                         05/15/2027                           51,680
  Federal Home Loan Mortgage Corp. REMIC PAC Series 2103, Class TE
     625,000               6.00                         12/15/2028                          550,000
  Federal Home Loan Mortgage Corp. REMIC PAC Series 2109, Class PE
     700,000               6.00                         12/15/2028                          616,651
  Federal Home Loan Mortgage Corp. REMIC PAC Series 44, Class E
     338,890               9.00                         11/15/2019                          341,008
  Federal Home Loan Mortgage Corp. REMIC Series 1574, Class P
      16,273               6.50                         07/15/2023                           16,090
  Federal Home Loan Mortgage Corp. REMIC Series 1617, Class C
     149,000               6.50                         02/15/2023                          143,040
  Federal Home Loan Mortgage Corp. REMIC Series 1632, Class B
     200,000               6.00                         11/15/2023                          180,500
  Federal Home Loan Mortgage Corp. REMIC Series 1727, Class E
     200,039               6.50                         04/15/2018                          199,224
 --------------------------------------------------------------------------------------------------

   Principal             Interest                     Maturity
     Amount                Rate                         Date                        Value

  Collateralized Mortgage Obligations - (continued)
  Federal Home Loan Mortgage Corp. Series 1650, Class K
  $    880,000                  6.50%                01/15/2024               $    828,194
  Federal Home Loan Mortgage Corp. Series 1652, Class PJ
       500,000                  6.60                 08/15/2022                    496,250
  Federal National Mortgage Assn. REMIC PAC Series 1991-118, Class K
        81,502                  7.00                 08/25/2021                     80,890
  Federal National Mortgage Assn. REMIC PAC Series 1991-94, Class E
     1,249,741           Zero Coupon                 07/25/2021                    991,582
  Federal National Mortgage Assn. REMIC PAC Series 1993-19, Class J
       535,000                  5.00                 04/25/2022                    484,507
  Federal National Mortgage Assn. REMIC PAC Series 1993-208, Class L
         1,375                  6.50                 03/25/2023                      1,368
  Federal National Mortgage Assn. REMIC PAC Series 1994-76, Class E
       227,965                  5.00                 02/25/2022                    225,970
  Federal National Mortgage Assn. REMIC PAC Series 1996-28, Class PE
       281,000                  6.50                 03/25/2020                    278,893
  Federal National Mortgage Assn. REMIC PAC Series G92-35, Class D
       102,321                  4.50                 08/25/2021                     99,411
  Federal National Mortgage Assn. REMIC PAC Series G93-16, Class H
       360,000                  4.59                 04/25/2021                    329,850
  Federal National Mortgage Assn. REMIC Series 1992-1, Class E
       239,674                  7.50                 01/25/2007                    241,846
  Federal National Mortgage Assn. REMIC Series 1993-130, Class H
       418,446                  6.30                 09/25/2018                    414,391
  Federal National Mortgage Assn. REMIC Series 1993-225, Class G
       630,334                  6.50                 11/25/2022                    593,342
  Federal National Mortgage Assn. REMIC Series 1993-225, Class NC
     3,229,000                  6.50                 03/25/2023                  3,111,949
  Federal National Mortgage Assn. REMIC Series 1993-245, Class N
       200,000                  6.50                 12/25/2023                    193,500
  Federal National Mortgage Assn. REMIC Series 1994-23, Class A
         8,152                  6.00                 12/25/2022                      8,114
  Federal National Mortgage Assn. REMIC Series 1993-225, Class NB
       414,852                  6.50                 12/25/2022                    408,887
  Federal National Mortgage Assn. Series 1993-109, Class TC
       391,849                  7.00                 01/25/2011                    390,012
  Federal National Mortgage Assn. Series 1993-139, Class KB
         2,880                  7.00                 11/25/2000                      2,866
 -----------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND
Statement of Investments (continued)
October 31, 2000

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Collateralized Mortgage Obligations - (continued)
  Federal National Mortgage Assn. Series 1993-183, Class K
  $  500,000              6.50%                      07/25/2023                     $   468,750
  Federal National Mortgage Assn. Series 1993-76, Class A
     284,299              6.00                       06/25/2008                         278,613
  Federal National Mortgage Assn. Series 1995-19, Class L
     171,021              6.25                       08/25/2008                         161,935
  Federal National Mortgage Assn. Series 1997-58, Class DC
     700,000              7.00                       01/20/2013                         688,184
  Federal National Mortgage Assn. Series 1997-58, Class G
     921,891              6.50                       03/20/2023                         914,977
  Federal National Mortgage Assn. Series 1998-63, Class PL
     530,000              6.00                       11/25/2027                         475,341
  First Nationwide Trust Series 1998-3, Class 1PPA
      97,616              6.50                       09/19/2028                          92,780
  GE Capital Mortgage Services, Inc. Series 1993-16, Class A4
       3,258              6.25                       12/25/2023                           3,241
  GE Capital Mortgage Services, Inc. Series 1997-9, Class 2A7
     946,650              7.00                       10/25/2027                         940,137
  Independent National Mortgage Corp. Series 1994-L, Class A6
     870,868              8.00                       08/25/2024                         878,488
  Prudential Home Mortgage Securities Co. REMIC PAC Series 1993-3, Class
  A6
   2,179,509              7.40                       02/25/2008                       2,172,687
  Prudential Home Mortgage Securities Co. Series 1993-28, Class M
   1,123,564              7.38                       08/25/2023                       1,103,317
  Residential Accredit Loans, Inc. Series 1997-QS7, Class A4
   2,000,000              7.50                       07/25/2027                       1,993,120
  Residential Accredit Loans, Inc. Series 1999-QS2, Class A5
   1,000,000              6.50                       02/25/2029                         853,750
  Residential Asset Securitization Trust Series 1997-A7, Class A5
   1,865,300              7.50                       09/25/2027                       1,857,708
  Residential Funding Mortgage Securities Series 1993-S49, Class A2
     154,454              6.00                       12/25/2008                         152,667
  Residential Funding Mortgage Securities I, Inc. REMIC Series 1995-S12,
  Class A2
     742,628              7.25                       08/25/2010                         736,360
  Residential Funding Mortgage Securities I, Inc. REMIC Series 1997-S3,
  Class A3
     159,164              7.30                       03/25/2007                         158,348
  Residential Funding Mortgage Securities I, Inc. Series 1998-S13, Class
  A14
     938,000              6.75                       06/25/2028                         843,018
  Saxon Mortgage Securities Corp. REMIC Series 1993-8A, Class 1A5
     500,000              7.38                       09/25/2023                         480,255
  Securitized Asset Sales, Inc. Series 1993-7, Class TA6
     470,000              6.25                       12/25/2023                         441,358
 ----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $29,808,652)                                                                $29,319,015
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Mortgage-Backed Pass-Through Obligations - 2.9%
  Federal Home Loan Mortgage Corporation (FHLMC)
  $    5,900              8.75%                      02/01/2001                     $     5,932
      10,169              8.75                       04/01/2001                          10,168
      57,552              8.25                       08/01/2001                          58,181
      55,390              7.75                       09/01/2007                          55,901
  Federal National Mortgage Association (FNMA)
     555,380              6.50                       04/01/2003                         550,220
     207,466              8.00                       12/01/2007                         210,439
     229,689              6.50                       02/01/2012                         226,606
      91,462              9.00                       07/01/2024                          95,613
     809,972              5.82                       12/01/2028                         765,934
  Government National Mortgage Association (GNMA)
     147,699              8.00                       10/15/2016                         151,160
     251,024              8.00                       07/15/2017                         256,905
 ----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (Cost $2,405,224)                                                                 $ 2,387,059
 ----------------------------------------------------------------------------------------------
  U.S. Government Agency Obligations - 58.1%
  Detroit MI U.S. Government Guarantee Note Series A11
  $  100,000              6.44%                      08/01/2002                     $    99,251
  Federal Farm Credit Bank
   1,000,000              6.10                       11/19/2001                         995,620
  Federal Home Loan Bank
   3,000,000              5.63                       03/19/2001                       2,986,410
   1,250,000              7.44                       08/10/2001                       1,256,837
   3,000,000              5.88                       08/15/2001                       2,983,590
   1,000,000              6.53                       08/28/2001                         998,750
   1,750,000              6.63                       08/28/2001                       1,750,898
     965,000              7.56                       02/27/2002                         977,661
   4,000,000              7.17                       07/22/2002                       4,042,480
   2,000,000              5.13                       09/15/2003                       1,930,320
   1,630,000              6.89                       04/06/2004                       1,646,039
  Federal Home Loan Mortgage Corporation
     500,000              6.70                       07/25/2001                         500,080
   2,000,000              5.00                       01/15/2004                       1,913,440
     200,000              5.75                       04/15/2008                         189,156
  Federal National Mortgage Association
   3,500,000              5.72                       01/09/2001                       3,490,690
     250,000              6.18                       03/15/2001                         249,415
     500,000              6.63                       04/18/2001                         500,155
     700,000              6.38                       08/14/2001                         698,362
     500,000              7.50                       02/11/2002                         505,935
   7,500,000              5.25                       01/15/2003                       7,318,350
  10,000,000              5.75                       04/15/2003                       9,843,700
     330,000              6.05                       05/29/2003                         324,017
     625,000              7.40                       07/01/2004                         641,600
     750,000              6.50                       08/15/2004                         749,528
     215,000              7.88                       02/24/2005                         225,380
     500,000              7.65                       03/10/2005                         519,920
  Tennessee Valley Authority 1989 Series D
     575,000              6.00                       11/01/2000                         575,000
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $48,384,361)                                                                $47,912,584
 ----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Repurchase Agreement - 3.3%
  State Street Bank & Trust Co./\
  $2,689,000              6.40%                      11/01/2000                     $ 2,689,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $2,689,000)                                                                 $ 2,689,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $83,287,237)                                                                $82,307,658
 ----------------------------------------------------------------------------------------------

 /\Repurchase agreement was entered into on October 31, 2000 and the maturity value is $2,689,478.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND
Bond Fund Overview

 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Bond Fund (the "Fund") for the year ended October 31, 2000.

                   Performance Review

                   .For the year ended October 31, 2000, the Institutional
                    Shares of the Fund had a cumulative total return of 5.59%, based on Net Asset Value (NAV) (assumes fee waivers). The Service Shares had a cumulative total return, without sales charge, of 5.44% for the same period based on NAV (assumes fee waivers). This compares to the Lipper Inter-mediate Investment Grade Debt Funds Index 12-month cumula-tive return of 6.33% and the Lehman Brothers Aggregate Bond Index 12-month cumulative return of 7.30%. Past per-formance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or spon-sored enterprises.)

                   Portfolio Highlights

                   .During the first half of the reporting period the Fund was positioned slightly short of its benchmark in terms of ma-turity. However, its maturity is now in line with its benchmark, as we have become more optimistic on the out-look for falling corporate interest rates.

                   .For most of the fiscal year we emphasized corporate and
                    asset-backed securities over Treasuries in an effort to maximize credit-adjusted yields. This strategy was not re-warded, as the combination of a growing budget surplus coupled with Treasury buybacks, a slowdown in the overall economy, and a tightening in credit conditions, caused credit spreads of corporate and asset-backed securities to widen versus Treasury bonds.

                   .With credit spreads for many securities at recession-like levels we have focused on high-quality corporate bonds and longer-term asset-backed securities that offer yields of approximately 1.5% higher than Treasuries.

                   .While we are reasonably optimistic that the economy will
                    not fall into a recession, we have eliminated some of our BBB credit exposure as a defensive measure and have added Inflation Indexed Treasury securities to the portfolio. These bonds compound at the rate of inflation, plus pay a coupon. In addition, they have been offering investors a higher yield than fixed coupon Treasuries. We also believe Inflation Indexed Treasuries should benefit as long-term Treasuries become more scarce.

                   .Looking ahead, we expect credit spreads to contract and
                    the yield curve to steepen modestly as the Federal Reserve eventually begins to lower its Fed Funds target some time in the spring of 2001.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 22, 2000

                                                              COMMERCE BOND FUND

Performance Summary
October 31, 2000

 The following graph shows the value, as of October 31, 2000, of a $10,000 in-vestment made on December 12, 1994 (commencement of operations) in the Insti-tutional Shares. For comparative purposes, the performance of the Fund's benchmark (the Lehman Brothers Aggregate Bond Index with income reinvested ("Lehman Agg Bond Index")) is shown. The Fund's performance versus the Lipper Intermediate Investment Grade Debt Funds Index(a) with income reinvested ("Lipper Interm Debt Funds Index") is also shown. The performance data repre-sent past performance and should not be considered indicative of future per-formance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and sales loads.

 Bond Fund Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2000.


                                    [GRAPH]

            Institutional        Lehman Agg         Lipper Interm
                Shares           Bond Index        Debt Funds Index
 12/12/94       10,000             10,000                10,000
 10/31/95       11,559             11,542                11,402
 10/31/96       12,106             12,216                12,030
 10/31/97       13,135             13,302                13,038
 10/31/98       14,221             14,544                14,078
 10/31/99       14,305             14,623                14,089
 10/31/00       15,105             15,690                14,981


  Average Annual Total Return through
  October 31, 2000                        Since Inception Five Years One Year
  Institutional Shares (commenced
  December 12, 1994)                           7.25%        5.49%     5.59%
 ----------------------------------------------------------------------------
  Service Shares (commenced January 2,
  1997)
  Excluding sales charges                      5.51%          n/a     5.44%
  Including sales charges (maximum sales
  charge 3.50%)                                4.53%          n/a     1.77%
 ----------------------------------------------------------------------------

 (a) The Lipper Intermediate Investment Grade Debt Funds Index is an unman-aged index consisting of funds that invest at least 65% of their assets in investment grade debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees or ex-penses.

COMMERCE BOND FUND

Statement of Investments
October 31, 2000

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Asset-Backed Securities - 30.8%
  Automotive- 0.0%
  Fifth Third Bank Auto Grantor Trust Series 1996-A, Class A
  $   84,084              6.20%                      09/15/2001                     $     83,926
 -----------------------------------------------------------------------------------------------
  Commercial - 1.5%
  Commercial Mortgage Asset Trust Series 1999-C1, Class B
   2,250,000              7.23                       07/17/2013                        2,219,330
  First Union-Lehman Brothers-Bank of America Series 1998-C2, Class B
   2,750,000              6.64                       03/18/2011                        2,636,206
                                                                                    ------------
                                                                                       4,855,536
 -----------------------------------------------------------------------------------------------
  Credit Card - 9.5%
  American Express Credit Account Master Trust Series 1994-3, Class A
   2,000,000              7.85                       08/15/2005                        2,070,000
  American Express Credit Account Master Trust Series 1996-1, Class B
   4,000,000              6.95                       12/15/2003                        3,998,720
  Chemical Master Credit Card Trust I Series 1995-3, Class A
   2,000,000              6.23                       04/15/2005                        1,983,120
  Chemical Master Credit Card Trust I Series 1996-1, Class B
   1,000,000              5.71                       09/15/2003                          995,930
  Chemical Master Credit Card Trust I Series 1996-2, Class A
   2,500,000              5.98                       09/15/2008                        2,409,375
  Citibank Credit Card Master Trust I Series 1997-6, Class B
   2,000,000              6.47                       08/15/2006                        1,542,187
  Citibank Credit Card Master Trust I Series 1999-2, Class B
   2,170,000              6.15                       03/10/2011                        2,040,473
  Discover Card Master Trust I Series 1993-3, Class A
   2,000,000              6.20                       11/15/2003                        1,968,740
  First USA Credit Card Master Trust Series 1997-6, Class B
   2,450,000              6.58                       03/17/2005                        2,437,872
  MBNA Master Credit Card Trust Series 1995-C, Class A
   2,000,000              6.45                       02/15/2008                        1,982,500
  MBNA Master Credit Card Trust Series 1999-B, Class B
   2,000,000              6.20                       08/15/2011                        1,880,560
  Metris Master Trust Series 1997-1, Class A
   2,500,000              6.87                       10/20/2005                        2,497,650
  Metris Master Trust Series 1997-1, Class B
   1,000,000              7.11                       10/20/2005                          997,810
  Standard Credit Card Master Trust Series 1995-1, Class A
   2,000,000              8.25                       01/07/2007                        2,101,000
  Standard Credit Card Master Trust Series 1995-1, Class B
   2,000,000              8.45                       01/07/2007                        2,092,295
                                                                                    ------------
                                                                                      30,998,232
 -----------------------------------------------------------------------------------------------
  Home Equity - 7.4%
  Access Financial Mortgage Loan Trust Series 1996-2, Class A4
   1,500,000              7.63                       09/18/2021                        1,504,590
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
   2,063,158              8.92                       01/25/2026                        2,089,422
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Asset-Backed Securities - (continued)
  Home Equity - (continued)
  American Business Financial Services, Inc. Series 1996-1, Class A
  $1,921,393              7.95%                      09/15/2026                     $  1,921,393
  Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
   2,500,000              7.68                       12/25/2029                        2,452,344
  Corestates Home Equity Trust Series 1993-2, Class A
     103,200              5.10                       03/15/2009                          102,566
  GE Capital Mortgage Services, Inc. Series 1997-8, Class A11
   1,750,000              7.25                       10/25/2027                        1,634,063
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class M
   1,842,520              7.50                       03/25/2027                        1,786,237
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class M
   1,889,767              7.14                       12/25/2028                        1,799,134
  GE Capital Mortgage Services, Inc. Series 1999-13, Class A12
   6,000,000              6.50                       08/25/2029                        5,578,080
  Merrill Lynch Mortgage Investors, Inc. Series 1991-H1, Class M1
   2,000,000              7.36                       07/15/2011                        1,902,500
  Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class A3
   3,500,000              6.76                       09/20/2026                        3,423,420
                                                                                    ------------
                                                                                      24,193,749
 -----------------------------------------------------------------------------------------------
  Manufactured Housing - 12.0%
  Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
   5,000,000              7.60                       03/15/2027                        4,978,350
  Green Tree Financial Corp. Series 1993-4, Class A4
   1,504,132              6.60                       01/15/2019                        1,494,716
  Green Tree Financial Corp. Series 1993-4, Class A5
   4,000,000              7.05                       01/15/2019                        3,855,040
  Green Tree Financial Corp. Series 1994-2, Class A4
   3,105,756              7.90                       05/15/2019                        3,134,764
  Green Tree Financial Corp. Series 1995-1, Class B1
   2,387,504              9.00                       06/15/2025                        2,402,808
  Green Tree Financial Corp. Series 1995-5, Class B1
   1,792,871              7.30                       09/15/2026                        1,696,434
  Green Tree Financial Corp. Series 1995-8, Class B1
   1,185,233              7.30                       12/15/2026                        1,112,472
  Green Tree Financial Corp. Series 1996-3, Class A4
     943,623              7.10                       05/15/2027                          943,755
  Green Tree Financial Corp. Series 1996-4, Class A7
   3,982,241              7.90                       06/15/2027                        3,862,057
  Green Tree Financial Corp. Series 1996-8, Class M1
   2,000,000              7.85                       10/15/2027                        1,958,100
  Green Tree Financial Corp. Series 1997-3, Class B1
   1,500,000              7.51                       07/15/2028                        1,404,495
  Green Tree Financial Corp. Series 1997-3, Class M1
   3,250,000              7.53                       07/15/2028                        3,164,180
 -----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Asset-Backed Securities - (continued)
  Manufactured Housing - (continued)
  Green Tree Financial Corp. Series 1997-6, Class M1
  $2,500,000              7.21%                      06/15/2027                     $  2,376,250
  Green Tree Financial Corp. Series 1998-3, Class A6
     800,000              6.76                       03/01/2030                          733,320
  Green Tree Financial Corp. Series 1999-1, Class M1
   1,750,000              6.56                       03/01/2020                        1,530,988
  Green Tree Financial Corp. Series 1999-1, Class M2
     750,000              7.34                       11/01/2028                          676,230
  Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
   2,500,000              7.28                       01/15/2029                        2,427,660
  Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
   1,500,000              7.13                       05/15/2027                        1,467,165
                                                                                    ------------
                                                                                      39,218,784
 -----------------------------------------------------------------------------------------------
  Utilities - 0.4%
  California Infrastructure PG&E-1 (Pacific Gas and Electric) Series 1997-
  1, Class A6
   1,250,000              6.32                       09/25/2005                        1,240,225
 -----------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (Cost $101,700,202)                                                               $100,590,452
 -----------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations - 12.6%
  Asset Securitization Corp. Series 1995-MD4, Class A1
  $6,807,375              7.10%                      08/13/2029                     $  6,832,834
  Asset Securitization Corp. Series 1997-D4, Class 4IE
   2,500,000              7.53                       04/14/2029                        2,542,310
  Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
   1,000,000              5.00                       03/25/2028                          769,103
  Countrywide Mortgage Backed Securities, Inc. REMIC PAC Series 1993-B,
  Class A5
   1,196,697              6.75                       11/25/2023                        1,167,893
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM
   1,235,000              6.70                       09/15/2023                        1,175,177
  Federal Home Loan Mortgage Corp. Series 1652, Class PJ
   3,000,000              6.60                       08/15/2022                        2,977,500
  Federal National Mortgage Assn. REMIC Series 1992-1, Class E
   1,198,370              7.50                       01/25/2007                        1,209,228
  Federal National Mortgage Assn. REMIC Series 1993-130, Class H
   1,230,723              6.30                       09/25/2018                        1,218,797
  GE Capital Mortgage Services, Inc. Series 1997-12, Class A5
   2,750,000              7.00                       12/25/2027                        2,560,057
  LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
   4,500,000              6.21                       10/15/2008                        4,254,840
 -----------------------------------------------------------------------------------------------

    Principal           Interest
     Amount               Rate               Maturity Date                    Value

  Collateralized Mortgage Obligations - (continued)
  Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
  $    2,221,593             7.35%             07/15/2005            $      2,243,098
  Norwest Asset Securities Corp. Series 1998-21, Class B1
       1,180,929             6.50              09/25/2013                   1,117,454
  PNC Mortgage Securities Corp. REMIC Series 1996-1, Class A10
       1,537,754             7.50              09/25/2009                   1,543,521
  Prudential Home Mortgage Securities Co. Series 1993-28, Class M
       2,247,128             7.38              08/25/2023                   2,206,635
  Residential Asset Securitization REMIC Trust Series 1997-A1, Class A7
       3,000,000             7.38              03/25/2027                   2,935,710
  Residential Funding Mortgage Securities Corp. Series 1999-S14 Class
  IIA1
       3,292,985             6.50              06/25/2029                   3,095,406
  Residential Funding Mortgage Securities Corp. Series 1999-S20, Class
  A1
       3,543,069             6.50              09/25/2014                   3,472,207
 ------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $42,255,975)                                                 $     41,321,770
 ------------------------------------------------------------------------------------
  Corporate Obligations - 28.3%
  Energy - 0.9%
  Phillips Petroleum Co.
      $3,200,000             7.00%             03/30/2029            $      2,916,896
 ------------------------------------------------------------------------------------
  Financial - 13.4%
  Allstate Corp.
         814,000             6.75              05/15/2018                     731,892
  American Express Credit Corp.
       2,000,000             6.13              11/15/2001                   1,983,860
  Apache Finance Property Ltd.
       2,250,000             7.00              03/15/2009                   2,200,399
  Bank of America Corp.
       1,500,000             6.88              06/01/2003                   1,494,180
  Case Corp.
       2,500,000             6.25              12/01/2003                   2,359,265
  Donaldson Lufkin & Jenrette, Inc.
       1,500,000             6.00              12/01/2001                   1,477,635
  Equitable Life Assurance Society of the United States+
       6,000,000             7.70              12/01/2015                   5,799,660
  Ford Motor Company Credit Corp.
       2,000,000             6.63              06/30/2003                   1,972,120
  General Motors Acceptance Corp.
       2,000,000             5.88              01/22/2003                   1,956,060
       2,000,000             6.63              10/15/2005                   1,934,230
  Hanson Overseas BV
       2,000,000             6.75              09/15/2005                   1,896,280
  Household Financial Corp.
       1,500,000             6.50              11/15/2008                   1,399,080
 ------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

October 31, 2000

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Corporate Obligations - (continued)
  Financial - (continued)
  Merrill Lynch & Co., Inc.
  $1,900,000              5.71%                      01/15/2002                     $  1,868,897
  Metropolitan Life Insurance Co.+
   4,000,000              7.70                       11/01/2015                        3,925,040
  Morgan Stanley Group, Inc.
   2,000,000              6.75                       03/04/2003                        1,992,340
  National Bank of Canada
   3,000,000              7.75                       11/01/2009                        2,974,980
  PNC Bank, N.A.
   2,000,000              7.88                       04/15/2005                        2,041,080
  Simon Debartolo Group LP
   2,000,000              6.75                       06/15/2005                        1,899,880
  Swiss Bank Corp.
   4,000,000              7.38                       06/15/2017                        3,836,920
                                                                                    ------------
                                                                                      43,743,798
 -----------------------------------------------------------------------------------------------
  Industrial - 11.1%
  Conoco, Inc.
   1,500,000              6.35                       04/15/2009                        1,426,515
   2,500,000              6.95                       04/15/2029                        2,315,450
  Ford Motor Co.
   3,450,000              6.50                       08/01/2018                        2,922,426
  General Motors Acceptance Corp.
   3,250,000              6.15                       04/05/2007                        3,012,035
  Lafarge Corp.
   3,500,000              6.88                       07/15/2013                        3,062,650
  Receipts on Corporate Securities Trust CHR-1998-1
   4,914,181              6.50                       08/01/2018                        4,332,239
  Receipts on Corporate Securities Trust NSC-1998-1+
   5,807,614              6.38                       05/15/2017                        5,131,480
  Ryder System, Inc.
   4,000,000              6.60                       11/15/2005                        3,823,720
  Service Master Co.
   3,000,000              7.10                       03/01/2018                        2,331,090
  St. Paul Companies, Inc.
   4,000,000              6.38                       12/15/2008                        3,700,912
  TRW, Inc.
   2,500,000              6.05                       01/15/2005                        2,327,350
  Union Oil Co.
   1,000,000              7.62                       03/21/2002                        1,008,810
   1,000,000              7.70                       04/05/2002                        1,010,280
                                                                                    ------------
                                                                                      36,404,957
 -----------------------------------------------------------------------------------------------
  Real Estate - 0.9%
  Archstone Communities Trust
   3,000,000              8.20                       07/03/2005                        3,018,900
 -----------------------------------------------------------------------------------------------
  Utilities - 2.0%
  GTE Corp.
   6,000,000              6.84                       04/15/2018                        5,510,940
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Corporate Obligations - (continued)
  Utilities - (continued)
  Hydro Quebec
  $1,000,000              7.96%                      12/17/2001                     $  1,011,235
                                                                                    ------------
                                                                                       6,522,175
 -----------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (Cost $99,006,530)                                                                $ 92,606,726
 -----------------------------------------------------------------------------------------------
  Mortgage-Backed Pass-Through Obligations - 15.7%
  Federal Home Loan Mortgage Corporation (FHLMC)
  $1,233,673              6.00%                      12/01/2013                     $  1,174,284
     894,997              8.50                       02/01/2019                          919,448
     966,878              8.50                       03/01/2021                          992,616
   7,463,820              7.00                       05/01/2026                        7,337,905
  Federal National Mortgage Association (FNMA)
   2,782,756              5.50                       01/01/2009                        2,672,308
   1,707,169              7.00                       07/01/2009                        1,703,960
     459,378              6.50                       02/01/2012                          453,213
   1,599,420              6.00                       12/01/2013                        1,558,139
     958,643              6.50                       07/01/2014                          925,982
     717,220              9.00                       11/01/2021                          740,745
     932,554              6.50                       04/01/2024                          900,782
     998,613              6.50                       05/01/2024                          964,590
     729,658              6.50                       07/01/2024                          704,798
   1,197,292              6.50                       07/01/2024                        1,156,500
   1,525,048              6.50                       09/01/2024                        1,473,090
     322,207              9.00                       02/01/2025                          332,743
   2,463,295              6.50                       03/01/2026                        2,373,212
   1,445,582              8.00                       07/01/2028                        1,469,521
   1,334,996              7.00                       08/01/2028                        1,308,296
     800,039              7.00                       09/01/2028                          784,038
   1,829,851              7.00                       10/01/2028                        1,793,254
   3,422,131              5.82                       12/01/2028                        3,236,070
   3,752,899              6.50                       12/01/2028                        3,608,637
   1,049,479              7.00                       12/01/2028                        1,028,490
   2,305,689              6.50                       01/01/2029                        2,217,059
   1,546,488              6.00                       07/01/2029                        1,449,832
  Government National Mortgage Association (GNMA)
   2,033,637              8.00                       02/15/2022                        2,073,028
     914,343              7.50                       08/20/2025                          915,202
   4,974,130              7.50                       07/20/2026                        4,977,264
 -----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (Cost $51,511,089)                                                                $ 51,245,006
 -----------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 11.2%
  United States Treasury Bonds
  $8,500,000              7.88%                      02/15/2021                     $ 10,342,120
   5,252,550              3.88                       04/15/2029                        5,272,247
 -----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND


   Principal             Interest                      Maturity
    Amount                 Rate                          Date                              Value

  U.S. Treasury Obligations - (continued)
  United States Treasury Notes
  $14,500,000              5.63%                      05/15/2008                     $ 14,296,130
    4,000,000              6.00                       08/15/2009                        4,040,000
    2,566,150              4.25                       01/15/2010                        2,643,930
 ------------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $36,130,547)                                                                 $ 36,594,427
 ------------------------------------------------------------------------------------------------
  Repurchase Agreement - 0.6%
  State Street Bank & Trust Co./\
  $ 1,896,000              6.40%                      11/01/2000                     $  1,896,000
 ------------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $1,896,000)                                                                  $  1,896,000
 ------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $332,500,343)                                                                $324,254,381
 ------------------------------------------------------------------------------------------------

 # Variable rate security. Coupon rate disclosed is that which is in effect at
   October 31, 2000.
 + Securities that may be resold to "Qualified Institutional Buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
 /\Repurchase agreement was entered into on October 31, 2000 and the maturity value is $1,896,337.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND

Balanced Fund Overview

 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Balanced Fund (the "Fund") for the year ended October 31, 2000.

                   Performance Review

                   For the year ended October 31, 2000, the Institutional Shares of the Fund had a cumulative total return of 8.93%, based on Net Asset Value (NAV) (assumes fee waivers and ex-pense reimbursements). The Service Shares had a cumulative total return, without sales charge, of 8.67% for the same period based on NAV (assumes fee waivers and expense reim-bursements). This compares to the Lipper Balanced Funds In-dex 12-month cumulative return of 7.91%, the composite of 60% of the Standard and Poor's 500 Index with Income and 40% of the Lehman Brothers Aggregate Bond Index 12-month cumulative return of 6.85%, the S&P 500 Stock Index 12-month cumulative return of 6.09% and the Lehman Brothers Aggregate Bond Index 12-month cumulative return of 7.30%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Gov-ernment or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .For the majority of the reporting period the Fund was in-
                    vested in accordance with its long-term asset mix of 60% in equities and 40% in fixed-income securities. In August, the equity portion was increased to 69%, reflecting our positive outlook for stocks. Following a strong August and weak September and October, equities have slightly underperformed fixed-income securities since the change.

                   .The equity portion of the Fund uses a blend of large-cap
                    growth and value companies. The large-cap companies are complemented with mid-cap growth issues as well. The com-bination of these different styles leads to a well diver-sified portfolio. The equity portion is currently overweight in the technology and energy sectors, and un-derweight in consumer durables and non-durables versus the Standard & Poor's 500 Index.

                   .In the bond portion of the Fund we emphasized corporate
                    and asset-backed securities over Treasuries in an effort to maximize credit-adjusted yields. This strategy was not rewarded, as the combination of a growing budget surplus coupled with Treasury buybacks, a slowdown in the overall economy, and a tightening in credit conditions, caused credit spreads of corporate and asset-backed securities to widen versus Treasury bonds.

                   .With credit spreads for many securities at recession-like levels we have also focused on high-quality corporate bonds and longer-term asset-backed securities that offer yields 1.5% higher than Treasuries.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Balanced Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 22, 2000

                                                          COMMERCE BALANCED FUND

Performance Summary
October 31, 2000

 The following graph shows the value, as of October 31, 2000, of a $10,000 in-vestment made on December 12, 1994 (commencement of operations) in the Insti-tutional Shares. For comparative purposes, the performance of the Fund's benchmarks (the composite of the Standard & Poor's 500 Index with income and dividends reinvested ("S&P 500") (weighted at 60%) and the Lehman Brothers Aggregate Bond Index with income reinvested (weighted at 40%) ("Combined S&P 500 and Lehman Bond Index"), the S&P 500 Index and the Lehman Brothers Aggre-gate Bond Index) are shown. The Fund's performance versus the Lipper Balanced Funds Index(a) with dividends reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and sales loads.

 Balanced Fund Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2000.


                                    [GRAPH]

                Institutional    Combined S&P 500      Lipper Balanced
                    Shares     and Lehman Bond Index      Funds Index
   12/12/94         10,000            10,000                10,000
   10/31/95         12,614            12,577                12,139
   10/31/96         14,442            14,658                13,900
   10/31/97         17,319            17,971                16,717
   10/31/98         18,822            21,107                18,510
   10/31/99         20,252            24,314                20,837
   10/31/00         22,061            25,979                22,485


  Average Annual Total Return through
   October 31, 2000                       Since Inception Five Years One Year
  Institutional Shares (commenced
  December 12, 1994)                          14.37%        11.82%    8.93%
 ----------------------------------------------------------------------------
  Service Shares (commenced January 2, 1997)
  Excluding sales charges                     10.64%           n/a    8.67%
  Including sales charges (maximum sales
  charge 3.50%)                                9.62%           n/a    4.85%
 ----------------------------------------------------------------------------

 (a) The Lipper Balanced Funds Index is an unmanaged index consisting of funds that maintain a balanced portfolio of both stocks and bonds rang-ing around 60%/40% at all times. The Index figures do not reflect any fees or expenses.

COMMERCE BALANCED FUND
Statement of Investments
October 31, 2000

  Shares  Description                              Value

  Common Stocks - 69.0%
  Commercial Services - 2.0%
   15,000 Dendrite International, Inc.*        $  326,250
   11,000 Omnicom Group, Inc.                   1,014,750
   10,650 Paychex, Inc.                           603,722
                                               ----------
                                                1,944,722
 --------------------------------------------------------
  Communication Services - 0.7%
   12,000 SBC Communications, Inc.                692,250
 --------------------------------------------------------
  Consumer Services - 0.4%
   22,000 USA Networks, Inc.*                     445,500
 --------------------------------------------------------
  Electronic Technology - 20.2%
   12,000 ADC Telecommunications, Inc.*           256,500
   64,000 Altera Corp.*                         2,620,000
    4,000 Amdocs Ltd.*                            259,250
   12,000 Analog Devices, Inc.*                   780,000
   25,000 Cisco Systems, Inc.*                  1,346,875
   10,600 Comverse Technology, Inc.*            1,184,550
   15,600 EMC Corp.*                            1,389,375
   12,000 General Dynamics Corp.                  858,750
   28,400 Intel Corp.                           1,278,000
    7,300 Jabil Circuit, Inc.*                    416,556
   19,600 Linear Technology Corp.               1,265,425
    9,000 LSI Logic Corp.*                        295,875
   46,175 Microchip Technology, Inc.*           1,460,284
   21,000 Nokia Corp. ADR                         897,750
   10,000 Polycom, Inc.*                          650,000
    6,000 Rainbow Technologies, Inc.*             149,250
    8,000 Sanmina Corp.*                          914,500
    7,000 Scientific-Atlanta, Inc.                479,063
    8,600 Sun Microsystems, Inc.*                 953,525
   10,400 Symbol Technologies, Inc.               472,550
   30,000 Teradyne, Inc.*                         937,500
   14,000 Xilinx, Inc.*                         1,014,125
                                               ----------
                                               19,879,703
 --------------------------------------------------------
  Energy Minerals - 3.7%
   17,800 Apache Corp.                            984,562
   14,700 Exxon Mobil Corp.                     1,311,056
   22,050 Royal Dutch Petroleum Co.             1,309,219
                                               ----------
                                                3,604,837
 --------------------------------------------------------
  Finance - 12.9%
   17,850 Ambac Financial Group, Inc.           1,424,653
   17,300 American International Group, Inc.    1,695,400
   39,333 Citigroup, Inc.                       2,069,899
   35,750 FleetBoston Financial Corp.           1,358,500
   20,000 Merrill Lynch & Co., Inc.             1,400,000
   19,000 Morgan Stanley Dean Witter & Co.      1,525,936
    7,800 Northern Trust Corp.                    665,925
   15,000 The Bank of New York Co., Inc.          863,438
   12,000 The Chase Manhattan Corp.               546,000
   25,000 Wells Fargo & Co.                     1,157,813
                                               ----------
                                               12,707,564
 --------------------------------------------------------

  Shares  Description                                   Value

  Common Stocks - (continued)
  Health Services - 0.8%
    8,000 Cardinal Health, Inc.                     $  758,000
 -------------------------------------------------------------
  Health Technology - 7.3%
    4,000 Allergan, Inc.                               336,250
   10,000 Amgen, Inc.*                                 579,375
    2,000 IDEC Pharmaceuticals Corp.*                  392,250
    9,000 Johnson & Johnson                            829,125
    4,000 MedImmune, Inc.*                             261,500
   17,700 Medtronic, Inc.                              961,331
    3,000 MiniMed, Inc.*                               218,813
    6,200 PE Corp-PE Biosystems Group                  725,400
   24,000 Pfizer, Inc.                               1,036,500
   20,000 Schering-Plough Corp.                      1,033,750
    5,000 Techne Corp.*                                563,750
    4,000 Watson Pharmaceuticals, Inc.*                250,250
                                                    ----------
                                                     7,188,294
 -------------------------------------------------------------
  Industrial Services - 3.8%
   40,000 Global Marine, Inc.*                       1,060,000
   33,000 Halliburton Co.                            1,223,062
    5,000 Nabors Industries, Inc.*                     254,500
   22,000 Transocean Sedco Forex, Inc.               1,166,000
                                                    ----------
                                                     3,703,562
 -------------------------------------------------------------
  Producer Manufacturing - 3.7%
   10,700 Danaher Corp.                                675,437
   15,000 Dover Corp.                                  636,563
   42,000 General Electric Co.                       2,302,125
                                                    ----------
                                                     3,614,125
 -------------------------------------------------------------
  Retail Trade - 3.5%
    8,000 Best Buy Co., Inc.*                          401,500
   14,500 Lowe's Cos., Inc.                            662,469
    8,000 RadioShack Corp.                             477,000
   35,000 Target Corp.                                 966,875
   20,000 Wal-Mart Stores, Inc.                        907,500
                                                    ----------
                                                     3,415,344
 -------------------------------------------------------------
  Technology Services - 6.4%
    2,000 Adobe Systems, Inc.                          152,125
    1,000 Ariba, Inc.*                                 126,375
    6,000 BEA Systems, Inc.*                           430,500
    4,000 Check Point Software Technologies Ltd.*      633,500
   26,000 First Data Corp.                           1,303,250
   10,000 Jack Henry & Associates, Inc.                550,000
   20,000 Microsoft Corp.*                           1,377,500
   30,000 Oracle Corp.*                                990,000
   12,000 Rational Software Corp.*                     716,250
                                                    ----------
                                                     6,279,500
 -------------------------------------------------------------
  Telecommunications - 0.9%
   20,000 Nortel Networks Corp.                        910,000
 -------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                          COMMERCE BALANCED FUND


  Shares  Description                      Value

  Common Stocks - (continued)
  Utilities - 2.7%
   23,800 Duke Energy Corp.           $ 2,057,213
   10,000 Equitable Resources, Inc.       580,000
                                      -----------
                                        2,637,213
 ------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $52,124,414)                  $67,780,614
 ------------------------------------------------

  Principal              Interest                        Maturity
    Amount                 Rate                            Date                              Value

  Fixed Income - 29.7%
  Asset-Backed Securities - 8.8%
  Commercial - 1.0%
  Commercial Mortgage Asset Trust Series 1999-C1, Class B
  $  500,000               7.23%                        07/17/2013                       $  493,185
  LB Commercial Conduit Mortgage Trust Series 1999-C1, Class A1
     472,002               6.41                         10/15/2030                          462,994
                                                                                         ----------
                                                                                            956,179
 --------------------------------------------------------------------------------------------------
  Credit Card - 1.0%
  American Express Credit Account Master Trust Series 1994-3, Class A
     500,000               7.85                         08/15/2005                          517,500
  Metris Master Trust Series 1997-1, Class B
     500,000               7.11                         10/20/2005                          498,905
                                                                                         ----------
                                                                                          1,016,405
 --------------------------------------------------------------------------------------------------
  Home Equity - 2.7%
  Access Financial Mortgage Loan Trust Series 1996-2, Class A4
     500,000               7.63                         09/18/2021                          501,530
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
     257,895               8.92                         01/25/2026                          261,178
  American Business Financial Services, Inc. Series 1996-1, Class A
     192,139               7.95                         09/15/2026                          192,139
  Corestates Home Equity Trust Series 1993-2, Class A
     103,200               5.10                         03/15/2009                          102,565
  First Plus Home Loan Trust Series 1997-3, Class A5
     212,830               6.86                         10/10/2012                          212,407
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class M
     460,630               7.50                         03/25/2027                          446,559
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class M
     472,442               7.14                         12/25/2028                          449,784
  Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class A3
     500,000               6.76                         09/20/2026                          489,060
                                                                                         ----------
                                                                                          2,655,222
 --------------------------------------------------------------------------------------------------

  Principal              Interest                        Maturity
    Amount                 Rate                            Date                              Value

  Asset-Backed Securities - (continued)
  Manufactured Housing - 4.1%
  Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
  $  500,000               7.60%                        03/15/2027                       $  497,835
  Green Tree Financial Corp. Series 1993-4, Class A4
     376,033               6.60                         01/15/2019                          373,679
  Green Tree Financial Corp. Series 1993-4, Class A5
     500,000               7.05                         01/15/2019                          481,880
  Green Tree Financial Corp. Series 1994-2, Class A4
     388,220               7.90                         05/15/2019                          391,846
  Green Tree Financial Corp. Series 1996-4, Class A7
     497,780               7.90                         06/15/2027                          482,757
  Green Tree Financial Corp. Series 1997-3, Class M1
     500,000               7.53                         07/15/2028                          486,797
  Green Tree Financial Corp. Series 1999-1, Class M1
     250,000               6.56                         03/01/2020                          218,712
  Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
     500,000               7.28                         01/15/2029                          485,532
  Oakwood Mortgage Investors, Inc. Series 1995-B, Class A3
     600,000               6.90                         01/15/2021                          587,244
                                                                                         ----------
                                                                                          4,006,282
 --------------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (Cost $8,784,329)                                                                      $8,634,088
 --------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations - 5.2%
  Asset Securitization Corp. Series 1995-MD4, Class A1
  $  456,932               7.10%                        08/13/2029                       $  458,641
  Federal Home Loan Mortgage Corp. REMIC PAC Series 159, Class H
     742,797               4.50                         09/15/2021                          696,841
  Federal National Mortgage Assn. REMIC Series 1993-225,
  Class NB
     192,061               6.50                         12/25/2022                          189,300
  Federal National Mortgage Association Series 1996-68, Class VC
   1,500,000               6.50                         09/18/2010                        1,434,375
  Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
     277,699               7.35                         07/15/2005                          280,387
  Prudential Home Mortgage Securities Co. Series 1993-28, Class M
     374,521               7.38                         08/25/2023                          367,773
  Residential Asset Securitization REMIC Trust Series 1997-A1, Class A7
     500,000               7.38                         03/25/2027                          489,285
  Residential Asset Securitization REMIC Trust Series 1997-A5, Class A13
     500,000               7.75                         07/25/2027                          501,170
 --------------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND

October 31, 2000

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Collateralized Mortgage Obligations - (continued)
  Residential Funding Mortgage Securities Corp. Series 1995-S4, Class A4
  $  279,555              8.00%                      04/25/2010                     $   281,388
  Residential Funding Mortgage Securities Corp. Series 1999-S20, Class A1
     442,884              6.50                       09/25/2014                         434,026
 ----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $5,228,902)                                                                 $ 5,133,186
 ----------------------------------------------------------------------------------------------
  Corporate Obligations - 10.2%
  Financial - 4.6%
  Equitable Life Assurance Society of the United States+
  $1,000,000              7.70%                      12/01/2015                     $   966,610
  Ford Motor Company Credit Corp.
     500,000              6.63                       06/30/2003                         493,030
  Hanson Overseas BV
     500,000              6.75                       09/15/2005                         474,070
  Metropolitan Life Insurance Co.+
     500,000              7.70                       11/01/2015                         490,630
  Morgan Stanley Group, Inc.
     500,000              6.75                       03/04/2003                         498,085
  PNC Bank, N.A.
     500,000              7.88                       04/15/2005                         510,270
  Simon Debartolo Group LP
     500,000              6.75                       06/15/2005                         474,970
  Swiss Bank Corp.
     645,000              7.38                       06/15/2017                         618,704
                                                                                    -----------
                                                                                      4,526,369
 ----------------------------------------------------------------------------------------------
  Industrial - 4.4%
  Conoco, Inc.
     500,000              6.35                       04/15/2009                         475,505
     500,000              6.95                       04/15/2029                         463,090
  Lafarge Corp.
     500,000              6.88                       07/15/2013                         437,521
  Receipts on Corporate Securities Trust CHR-1998-1
     702,026              6.50                       08/01/2018                         618,891
  Receipts on Corporate Securities Trust NSC-1998-1+
   1,117,603              6.38                       05/15/2017                         987,490
  Service Master Co.
     500,000              7.10                       03/01/2018                         388,515
  St. Paul Companies, Inc.
   1,000,000              6.38                       12/15/2008                         925,228
                                                                                    -----------
                                                                                      4,296,240
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Corporate Obligations - (continued)
  Utilities - 1.2%
  AT&T Corp.
  $  500,000              7.13%                      01/15/2002                     $   497,975
     200,000              6.00                       03/15/2009                         175,794
  GTE Corp.
     500,000              6.84                       04/15/2018                         459,245
                                                                                    -----------
                                                                                      1,133,014
 ----------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (Cost $10,739,725)                                                                $ 9,955,623
 ----------------------------------------------------------------------------------------------
  Mortgage-Backed Pass-Through Obligations - 5.5%
  Federal Home Loan Mortgage Corporation (FHLMC)
  $  493,469              6.00%                      12/01/2013                     $   469,713
  Federal National Mortgage Association (FNMA)
     682,868              7.00                       07/01/2009                         681,584
     229,689              6.50                       02/01/2012                         226,606
     484,673              6.00                       12/01/2013                         472,163
     849,622              6.50                       03/01/2024                         820,676
     883,813              6.50                       04/01/2024                         853,701
     809,972              5.83                       12/01/2028                         765,934
  Government National Mortgage Association (GNMA)
     365,737              7.50                       08/20/2025                         366,081
     765,251              7.50                       07/20/2026                         765,733
 ----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (Cost $5,483,978)                                                                 $ 5,422,191
 ----------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME
  (Cost $30,236,934)                                                                $29,145,088
 ----------------------------------------------------------------------------------------------
  U.S. Treasury Obligation - 0.5%
  United States Treasury Note
  $  500,000              5.63%                      05/15/2008                     $   492,970
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (Cost $498,438)                                                                   $   492,970
 ----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                          COMMERCE BALANCED FUND

  Principal             Interest                      Maturity
   Amount                 Rate                          Date                             Value

  Repurchase Agreement - 0.2%
  Repurchase Agreement - 0.2%
  State Street Bank & Trust Co./\
  $235,000                6.40%                      11/01/2000                     $   235,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $235,000)                                                                   $   235,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $83,094,786)                                                                $97,653,672
 ----------------------------------------------------------------------------------------------

 * Non-income producing security.
 + Securities that may be resold to "Qualified Institutional Buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the board of Trustees.
 /\Repurchase agreement was entered into on October 31, 2000 and the maturity value is $235,042.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--Amercian Depository Receipt
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND
Value Fund Overview
 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Value Fund (the "Fund") (formerly the Growth and Income Fund) for the year ended October 31, 2000.

                   Performance Review

                   For the year ended October 31, 2000, the Institutional Shares of the Fund had a cumulative total return of 17.06%, based on Net Asset Value (NAV) (assumes fee waivers). The Service Shares had a total return, without sales charge, of 16.72% for the same period based on NAV (assumes fee waiv-ers). This compares to the Lipper Multi-Cap Value Index 12-month cumulative return of 9.86%, the Russell 1000 Value Index 12-month cumulative return of 5.51%, and the Standard & Poor's 500 Index with Income 12-month cumulative return of 6.09%. Past performance is no guarantee of future re-sults. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .The reporting period was marked by a period of increased
                    volatility and sector rotation. As the year began, invest-ors chose to ignore rising interest rates and bid up com-panies with exceptional earnings growth, with no regard to their valuations. In March, a market correction occurred and we experienced a clear shift to value stocks. Although it was not enough to allow value stocks to outperform growth stocks for the reporting period, the performance gap was the narrowest it has been in five years.

                   .The Fund's outperformance relative to its benchmark was
                    largely due to solid stock selection and sector-weighting decisions. We entered the year with overweight positions in the energy, technology, and basic materials sectors. However, it quickly became apparent that commodity-depen-dent cyclical companies would not be able to increase prices to the extent originally forecasted. As such, we reduced the Fund's exposure to these areas before their stocks faltered. After experiencing a run-up in prices for technology stocks in March and energy stocks in June, the Fund began to take profits and filtered money into more attractive areas--namely financials and utilities. These adjustments were quite beneficial, as the financial and utility sectors generated superior returns versus their technology and energy counterparts.

                   .During the summer, we changed the Fund's benchmark to be
                    the Russell 1000 Value Index only; the Fund is no longer using one of its previous benchmarks, the S&P 500 Index. We made this change because the Russell 1000 Value Index contains securities that are more comparable to those held in the Fund's portfolio than the S&P 500 Index.

                   .Looking ahead, we envision a moderating economy in the
                    United States in the beginning of the year, with a gradual acceleration in the latter part of the year. From a sector standpoint, we are currently emphasizing utility compa-nies. For years, utilities were correctly priced to re-flect a slow growth, highly regulated environment that constrained profitability.

                                                             COMMERCE VALUE FUND


                    Today, with the advent of deregulation, several companies are dramatically increasing earnings by improving their sales mix, reducing costs and overhead, and acquiring weaker competition. We foresee a true opportunity to capi-talize on undervalued utility stocks as investors realize that the recent earnings growth is not a mere abnormality caused by higher oil prices, but a true shift to higher, and potentially sustainable profitability.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Value Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 22, 2000

COMMERCE VALUE FUND

Performance Summary
October 31, 2000

 The following graph shows the value, as of October 31, 2000, of a $10,000 in-vestment made on March 3, 1997 (commencement of operations) in the Institu-tional Shares of the Commerce Value Fund (formerly known as Commerce Growth and Income Fund). For comparative purposes, the performance of the Fund's benchmarks (the Standard & Poor's 500 Index(a) with income and dividends re-invested ("S&P 500") and the Russell 1000 Value Index(a) with income and div-idends reinvested ("Russell 1000 Value") are shown. The Fund's performance versus the Lipper Multi-Cap Value Index(b) with dividends reinvested is also shown. The performance data represent past performance and should not be con-sidered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Service Shares will vary from Institutional Shares due to dif-ferences in fees and sales loads.

 Value Fund(c) Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested March 3, 1997 to October 31, 2000.


                                    [GRAPH]

           Institutional                 Russell 1000    Lipper Multi-Cap
              Shares       S&P 500          Value          Value Index
  3/3/97      10,000       10,000          10,000             10,000
10/31/97      12,200       11,760          11,760             11,584
10/31/98      12,265       14,276          13,504             12,141
10/31/99      12,300       17,940          15,735             13,342
10/31/00      14,399       19,032          16,602             14,657


  Average Annual Total Return through October
  31, 2000                                        Since Inception One Year
  Institutional Shares (commenced March 3, 1997)      10.45%       17.06%
 -------------------------------------------------------------------------
  Service Shares (commenced March 3, 1997)
  Excluding sales charges                             10.16%       16.72%
  Including sales charges (maximum sales charge
  3.50%)                                               9.10%       12.61%
 -------------------------------------------------------------------------

 (a) Effective August 14, 2000, the Fund no longer uses the S&P 500 Index as one of its benchmarks. The Fund made this change because the Russell 1000 Value Index contains securities that are more comparable to those held in the Fund's portfolio than the S&P 500 Index.
 (b) The Lipper Multi-Cap Value Index replaced the Lipper Growth and Income Funds Index during the year. The Lipper Multi-Cap Value Funds Index is an unmanaged index consisting of funds that invest in companies that are considered to be undervalued. The Index figures do not reflect any fees or expenses.
 (c) Effective August 14, 2000, the name changed from the Growth and Income Fund to the Value Fund.

                                                             COMMERCE VALUE FUND

Statement of Investments
October 31, 2000


  Shares Description                                     Value

  Common Stocks - 97.9%
  Commercial Services - 0.6%
  11,700 SYSCO Corp.                                 $  610,594
 --------------------------------------------------------------
  Communication Services - 10.0%
  96,000 AT&T Corp.                                   2,226,000
   6,900 BellSouth Corp.                                333,356
  30,000 CenturyTel, Inc.                             1,155,000
  35,600 SBC Communications, Inc.                     2,053,675
  25,000 Sprint Corp.                                   637,500
   7,300 Telefonos de Mexico SA de CV ADR               393,744
  30,500 Verizon Communications                       1,763,281
  48,500 WorldCom, Inc.*                              1,151,875
                                                     ----------
                                                      9,714,431
 --------------------------------------------------------------
  Consumer Durables - 2.7%
  43,704 Ford Motor Co.                               1,141,767
  23,700 General Motors Corp.                         1,472,362
                                                     ----------
                                                      2,614,129
 --------------------------------------------------------------
  Consumer Non-Durables - 3.1%
  30,000 Anheuser-Busch Cos., Inc.                    1,372,500
  28,800 PepsiCo, Inc.                                1,395,000
   3,500 The Proctor & Gamble Co.                       250,031
                                                     ----------
                                                      3,017,531
 --------------------------------------------------------------
  Consumer Services - 2.1%
  22,400 Cendant Corp.*                                 268,800
   9,200 Gannett Co., Inc.                              533,600
  11,200 Starwood Hotels & Resorts Worldwide, Inc.      331,800
  24,500 The Walt Disney Co.                            877,406
                                                     ----------
                                                      2,011,606
 --------------------------------------------------------------
  Electronic Technology - 7.4%
  16,600 Apple Computer, Inc.*                          324,738
  20,900 General Dynamics Corp.                       1,495,656
  14,800 Hewlett-Packard Co.                            687,275
  19,750 International Business Machines Corp.        1,945,375
  21,900 Kulicke and Soffa Industries, Inc.*            321,656
  18,300 Motorola, Inc.                                 456,356
   8,100 PerkinElmer, Inc.                              967,950
   7,000 Textron, Inc.                                  353,063
   9,200 The Boeing Co.                                 623,875
                                                     ----------
                                                      7,175,944
 --------------------------------------------------------------
  Energy Minerals - 8.3%
  15,000 Chevron Corp.                                1,231,875
  51,000 Conoco, Inc.                                 1,316,438
   4,500 Devon Energy Corp.                             226,800
  32,000 Exxon Mobil Corp.                            2,854,000
  26,400 Noble Affiliates, Inc.                         968,550
  53,000 Ultramar Diamond Shamrock Corp.              1,391,250
                                                     ----------
                                                      7,988,913
 --------------------------------------------------------------
  Finance - 30.7%
   6,600 Ambac Financial Group, Inc.                    526,763
  18,600 American Express Co.                         1,116,000
 --------------------------------------------------------------

  Shares Description                                  Value

  Common Stocks - (continued)
  Finance - (continued)
  26,700 American International Group, Inc.       $2,616,600
  55,287 Bank of America Corp.                     2,657,231
  81,366 Citigroup, Inc.                           4,281,886
  10,600 Comerica, Inc.                              639,312
   4,100 DST Systems, Inc.*                          252,663
  27,500 Federal National Mortgage Association     2,117,500
  43,000 FleetBoston Financial Corp.               1,634,000
   5,200 J.P. Morgan & Co., Inc.                     860,600
   4,900 Jefferson-Pilot Corp.                       336,875
   8,300 Lehman Brothers Holdings, Inc.              535,350
  18,100 Lincoln National Corp.                      875,587
   1,700 Marsh & McLennan Cos., Inc.                 222,275
   9,400 MBNA Corp.                                  353,088
  13,500 Merrill Lynch & Co., Inc.                   945,000
  22,900 Morgan Stanley Dean Witter & Co.          1,839,156
  20,400 SunTrust Banks, Inc.                        995,775
  34,000 The Bank of New York Co., Inc.            1,957,125
  18,200 The Bear Stearns Co., Inc.                1,103,375
  45,200 The Chase Manhattan Corp.                 2,056,600
  39,900 Wells Fargo & Co.                         1,847,869
                                                  ----------
                                                  29,770,630
 -----------------------------------------------------------
  Health Services - 2.9%
   9,200 Aetna, Inc.                                 531,875
  14,600 CIGNA Corp.                               1,780,470
   4,400 UnitedHealth Group, Inc.                    481,250
                                                  ----------
                                                   2,793,595
 -----------------------------------------------------------
  Health Technology - 2.2%
  13,000 Johnson & Johnson                         1,197,625
   3,500 Merck & Co., Inc.                           314,781
  10,900 Pharmacia Corp.                             599,500
                                                  ----------
                                                   2,111,906
 -----------------------------------------------------------
  Industrial Services - 2.3%
   3,600 Calpine Corp.*                              284,175
  53,200 Helmerich & Payne, Inc.                   1,672,475
   5,300 Transocean Sedco Forex, Inc.                280,900
                                                  ----------
                                                   2,237,550
 -----------------------------------------------------------
  Process Industries - 1.9%
  20,900 Air Products & Chemicals, Inc.              779,831
  28,400 Willamette Industries, Inc.               1,031,275
                                                  ----------
                                                   1,811,106
 -----------------------------------------------------------
  Producer Manufacturing - 2.5%
  30,000 Dover Corp.                               1,273,125
  14,000 General Electric Co.                        767,375
   3,500 Minnesota Mining and Manufacturing Co.      338,188
   3,273 Visteon Corp.                                57,891
                                                  ----------
                                                   2,436,579
 -----------------------------------------------------------
  Retail Trade - 0.8%
  24,000 Zale Corp.*                                 813,000
 -----------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

October 31, 2000


  Shares Description                                               Value

  Common Stocks - (continued)
  Technology Services - 3.2%
  21,600 Automatic Data Processing, Inc.                      $ 1,410,750
   8,700 Cadence Design Systems, Inc.*                            223,481
  28,500 First Data Corp.                                       1,428,563
                                                              -----------
                                                                3,062,794
 ------------------------------------------------------------------------
  Utilities - 17.2%
  19,000 Conectiv                                                 340,813
  28,700 Consolidated Edison, Inc.                              1,009,881
  23,600 CP&L, Energy, Inc.                                       951,375
  16,500 Duke Energy Corp.                                      1,426,219
   5,100 Dynegy, Inc.                                             236,194
  23,000 Edison International                                     549,125
  85,400 Empresa Nacional de Electricidad SA ADR                1,425,112
  14,900 Energy East Corp.                                        300,794
   6,300 Enron Corp.                                              516,994
  42,700 Equitable Resources, Inc.                              2,476,600
  24,063 Exelon Corp.                                           1,446,758
  69,200 FirstEnergy Corp.                                      1,790,550
  17,400 PG&E Corp.                                               468,712
  23,500 Public Service Enterprise Group, Inc.                    975,250
  10,300 Reliant Energy, Inc.                                     425,519
   8,800 The Williams Cos., Inc.                                  367,950
  52,600 TXU Corp.                                              1,949,487
                                                              -----------
                                                               16,657,333
 ------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $88,073,166)                                          $94,827,641
 ------------------------------------------------------------------------
  Other - 1.2%
   8,000 Standard & Poor's Depository Receipts ADR Series 1   $ 1,143,625
 ------------------------------------------------------------------------
  TOTAL OTHER
  (Cost $1,134,078)                                           $ 1,143,625
 ------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Repurchase Agreement - 2.5%
  State Street Bank & Trust Co./\
  $2,434,000              6.40%                      11/01/2000                     $ 2,434,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $2,434,000)                                                                 $ 2,434,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $91,641,244)                                                                $98,405,266
 ----------------------------------------------------------------------------------------------

 * Non-income producing security.
 /\Repurchase agreement was entered into on October 31, 2000 and the maturity value is $2,434,433.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depositary Receipt
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                            COMMERCE GROWTH FUND
Growth Fund Overview
 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Growth Fund (the "Fund") for the year ended October 31, 2000.

                   Performance Review

                   .For the year ended October 31, 2000, the Institutional
                    Shares of the Fund had a cumulative total return of 10.88%, based on Net Asset Value (NAV) (assumes fee waiv-ers). The Service Shares had a cumulative total return, without sales charge, of 10.59% for the same period based on NAV (assumes fee waivers). This compares to the Lipper Multi-Cap Core Index 12-month cumulative return of 14.64%, the Russell 1000 Growth Index 12-month cumulative return of 9.32%, and the Standard & Poor's 500 Index with Income 12-month cumulative return of 6.09%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .Growth stocks outperformed early in the reporting period, led by the explosive move in technology stocks. Technology issues led the market higher until March, when investors questioned the valuation levels of Internet stocks, to which the Fund had minimal exposure. The technology sector as a whole slumped until late May, when semi-conductor and telecom equipment related issues led a rebound. This re-bound continued until early September when the slowing economy both in the United States and internationally be-gan to take a toll on the sector. As money came out of technology stocks late in the reporting period, healthcare and consumer staple stocks moved higher.

                   .Throughout most of the period the Fund maintained a tech-
                    nology weighting between 40% and 45% of its total portfo-lio. We have increased our exposure in healthcare and energy while substantially reducing our consumer cyclical and capital goods exposure.

                   .During the summer the Fund's benchmark changed from the
                    Standard & Poor's 500 Index to the Russell 1000 Growth In-dex. The Fund made this change because the sector diversi-fication in the Russell 1000 Growth Index is more comparable to that of the Fund. While large capitalization stocks outperformed during the first three months of the fiscal year, they have lagged mid-cap stocks for the last nine months. This has hurt the Fund compared to the Lipper Multi-Cap Index.

                   .Technology stock valuations have fallen dramatically over the last several months. Since we believe the economy is not entering a recession, it's our opinion that investors have overreacted to the slowdown in technology spending. With much more reasonable valuation levels, we feel the outlook for growth stocks appears favorable in the coming year.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Growth Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 22, 2000

COMMERCE GROWTH FUND

Performance Summary
October 31, 2000

 The following graph shows the value, as of October 31, 2000, of a $10,000 in-vestment made on December 12, 1994 (commencement of operations) in the Insti-tutional Shares. For comparative purposes, the performance of the Fund's benchmark (the Russell 1000 Growth Index with dividends reinvested) is shown. The Fund's performance versus the Standard & Poor's 500 Index(a) with divi-dends reinvested ("S&P 500") and the Lipper Multi-Cap Core Index(b) with div-idends reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to differences in fees and sales loads.

 Growth Fund Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2000.


                                     [GRAPH]

           Institutional                   Russell 1000    Lipper Multi Cap
               Shares        S&P 500       Growth Index       Core Index
12/12/94       10,000        10,000           10,000             10,000
10/31/95       13,806        13,306           13,655             12,687
10/31/96       17,050        16,511           16,666             15,377
10/31/97       21,845        21,815           21,744             19,801
10/31/98       25,205        26,612           27,104             21,539
10/31/99       29,802        33,441           36,387             26,398
10/31/00       33,045        35,447           39,778             30,263


  Average Annual Total Return through
  October 31, 2000                        Since Inception Five Years One Year
  Institutional Shares (commenced Decem-
  ber 12, 1994)                               22.49%        19.05%    10.88%
 ----------------------------------------------------------------------------
  Service Shares (commenced January 2,
  1997)
  Excluding sales charges                     17.23%           n/a    10.59%
  Including sales charges (maximum sales
  charge 3.50%)                               16.15%           n/a     6.72%
 ----------------------------------------------------------------------------

 (a) Effective August 14, 2000, the Russell 1000 Growth Index replaced the S&P 500 Index as the Fund's benchmark. The Fund made this change because the sector diversification in the Russell 1000 Growth Index is more com-parable to that of the Fund.
 (b) The Lipper Multi-Cap Core Index has replaced the Lipper Growth Funds In-dex during the year. The Lipper Multi-Cap Core Funds Index is an unman-aged index consisting of funds that invest generally in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The Index figures do not reflect any fees or expenses.

                                                            COMMERCE GROWTH FUND

Statement of Investments
October 31, 2000



  Shares  Description                                   Value

  Common Stocks - 98.1%
  Commercial Services - 2.4%
  105,000 Omnicom Group, Inc.                     $  9,686,250
 -------------------------------------------------------------
  Consumer Durables - 2.4%
  200,000 D.R. Horton, Inc.                          3,700,000
  359,000 Leggett & Platt, Inc.                      5,878,625
                                                  ------------
                                                     9,578,625
 -------------------------------------------------------------
  Electronic Technology - 36.2%
  234,200 ADC Telecommunications, Inc. *             5,006,025
  109,400 Altera Corp. *                             4,478,563
  102,500 Applied Materials, Inc. *                  5,445,313
  259,000 Cisco Systems, Inc. *                     13,953,625
   95,000 Comverse Technology, Inc. *               10,616,250
   64,200 Corning, Inc.                              4,911,300
   40,400 Digital Lightwave, Inc. *                  2,047,775
  140,500 EMC Corp. *                               12,513,281
  474,100 Intel Corp.                               21,334,500
   73,600 International Business Machines Corp.      7,249,600
   98,600 Jabil Circuit, Inc. *                      5,626,363
   30,300 JDS Uniphase Corp. *                       2,465,663
  126,600 Linear Technology Corp.                    8,173,612
  221,700 Microchip Technology, Inc. *               7,011,262
   80,000 Micron Technology, Inc. *                  2,780,000
  171,600 Nokia Corp. ADR                            7,335,900
  100,400 SCI Systems, Inc. *                        4,317,200
   33,800 Scientific-Atlanta, Inc.                   2,313,188
   86,700 Sun Microsystems, Inc. *                   9,612,862
  152,000 Texas Instruments, Inc.                    7,457,500
                                                  ------------
                                                   144,649,782
 -------------------------------------------------------------
  Energy Minerals - 7.0%
  194,200 Apache Corp.                              10,741,688
  100,000 Exxon Mobil Corp.                          8,918,750
  143,800 Royal Dutch Petroleum Co.                  8,538,125
                                                  ------------
                                                    28,198,563
 -------------------------------------------------------------
  Finance - 6.7%
   92,250 American International Group, Inc.         9,040,500
  101,300 Morgan Stanley Dean Witter & Co.           8,135,656
   57,000 Northern Trust Corp.                       4,866,375
   98,800 Wells Fargo & Co.                          4,575,675
                                                  ------------
                                                    26,618,206
 -------------------------------------------------------------
  Health Services - 1.9%
   81,400 Cardinal Health, Inc.                      7,712,650
 -------------------------------------------------------------
  Health Technology - 12.3%
   50,700 Allergan, Inc.                             4,261,969
  137,600 Amgen, Inc. *                              7,972,200
   89,000 Johnson & Johnson                          8,199,125
  166,700 Medtronic, Inc.                            9,053,894
  207,600 Pfizer, Inc.                               8,965,725
  206,500 Schering-Plough Corp.                     10,673,468
                                                  ------------
                                                    49,126,381
 -------------------------------------------------------------


  Shares  Description                             Value

  Common Stocks - (continued)
  Industrial Services - 1.9%
   90,900 Noble Drilling Corp. *            $  3,778,031
   73,100 Transocean Sedco Forex, Inc.         3,874,300
                                            ------------
                                               7,652,331
 -------------------------------------------------------
  Producer Manufacturing - 9.4%
  100,000 Danaher Corp.                        6,312,500
  420,000 General Electric Co.                23,021,250
   72,100 Illinois Tool Works, Inc.            4,006,056
   70,000 Johnson Controls, Inc.               4,173,750
                                            ------------
                                              37,513,556
 -------------------------------------------------------
  Retail Trade - 7.4%
   32,200 CDW Computer Centers, Inc. *         2,074,888
  151,500 Lowe's Cos., Inc.                    6,921,656
  308,500 Target Corp.                         8,522,312
  266,900 The TJX Cos., Inc.                   7,273,025
  102,600 Wal-Mart Stores, Inc.                4,655,475
                                            ------------
                                              29,447,356
 -------------------------------------------------------
  Technology Services - 8.3%
   80,200 Adobe Systems, Inc.                  6,100,212
   44,500 Automatic Data Processing, Inc.      2,896,340
   56,200 BEA Systems, Inc. *                  4,032,350
  124,600 Microsoft Corp. *                    8,581,825
  354,000 Oracle Corp. *                      11,682,000
                                            ------------
                                              33,292,727
 -------------------------------------------------------
  Telecommunications - 1.0%
   84,800 Nortel Networks Corp.                3,858,400
 -------------------------------------------------------
  Transportation - 1.2%
  163,900 Southwest Airlines Co.               4,671,150
 -------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $298,345,906)                       $392,005,977
 -------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value
  Repurchase Agreement - 1.4%
  State Street Bank & Trust Co./\
  $5,391,000              6.40%                      11/01/2000                     $  5,391,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $5,391,000)                                                                 $  5,391,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $303,736,906)                                                               $397,396,977
 -----------------------------------------------------------------------------------------------

 * Non-income producing security.
 /\Repurchase agreement was entered into on October 31, 2000 and the maturity value is $5,391,958.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depositary Receipt
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

 Dear Shareholder:

 We are pleased to report on the performance of the Commerce MidCap Growth Fund (the "Fund") (formerly the MidCap Fund) for the year ended October 31, 2000.

                   Performance Review

                   .For the year ended October 31, 2000, the Institutional
                    Shares of the Fund had a cumulative total return of 26.19%, based on Net Asset Value (NAV) (assumes fee waiv-ers). The Service Shares had a cumulative total return, without sales charge, of 25.88% for the same period based on NAV (assumes fee waivers). This compares to the Lipper Mid-Cap Core Index 12-month cumulative return of 34.61%, Russell Midcap Growth Index 12-month cumulative return of 38.68% and the Standard & Poor's Midcap 400 Index 12-month cumulative return of 31.65%. Past performance is no guar-antee of future results. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Government or by its agencies, in-strumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .During the reporting period financial market volatility
                    increased significantly. This was due to a variety of fac-tors, including the uncertainty surrounding the Presiden-tial elections, slower economic growth leading to unrealistic corporate profit expectations, turmoil in the Middle East, and less technology spending by telecom com-panies. This last issue was the most damaging to technol-ogy stocks, as slowing rates of growth converged with high valuation levels. The result has been a severe correction in the prices of many technology stocks since March.

                   .Over the summer the Fund changed its index benchmark to
                    the Russell Midcap Growth Index. The Fund made this change because the Russell MidCap Growth Index contains securi-ties that are more comparable to those held in the Fund's portfolio.

                   .We believe the Federal Reserve is most likely finished
                    with its tightening monetary policy. While we expect to see slower economic growth, we do not expect to lapse into a recession. In terms of the financial markets, after the current correction in the technology sector, most economic sectors appear reasonably attractively valued. As such, we anticipate strong growth in biotechnology, healthcare di-agnostics, oilfield service, financial services, and cer-tain technology issues.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   MidCap Growth Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 22, 2000

                                                     COMMERCE MIDCAP GROWTH FUND

Performance Summary
October 31, 2000

 The following graph shows the value, as of October 31, 2000, of a $10,000 in-vestment made on December 12, 1994 (commencement of operations) in the Insti-tutional Shares. For comparative purposes, the performance of the Fund's benchmark (the Russell MidCap Growth Index with dividends reinvested) is shown. The Fund's performance versus the Standard & Poor's MidCap 400 Index(a) with dividends reinvested ("S&P MidCap 400") and the Lipper MidCap Core Index(b) with dividends reinvested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the Institutional Shares due to the differences in fees and sales loads.

 MidCap Growth Fund(c) Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested December 12, 1994 to October 31, 2000.


                                    [GRAPH]

           Institutional       S&P Mid    Russell Mid Cap     Lipper Mid-Cap
               Shares          Cap 400     Growth Index          Core Index
12/12/94       10,000           10,000        10,000             10,000
10/95          14,056           13,116        12,997             12,456
10/96          15,999           15,392        15,330             14,628
10/97          19,019           20,423        19,103             18,512
10/98          19,772           21,791        19,567             17,511
10/99          25,498           26,385        26,936             21,265
10/31/00       32,176           34,736        37,354             28,625


  Average Annual Total Return through
  October 31, 2000                        Since Inception Five Years One Year
  Institutional Shares (commenced Decem-
  ber 12, 1994)                               21.93%        17.99%    26.19%
 ----------------------------------------------------------------------------
  Service Shares (commenced January 2,
  1997)
  Excluding sales charges                     18.73%           n/a    25.88%
  Including sales charges (maximum sales
  charge 3.50%)                               17.63%           n/a    21.48%
 ----------------------------------------------------------------------------

 (a) Effective August 14, 2000, the Russell MidCap Growth Index replaced the S&P Mid-Cap 400 Index as the Fund's benchmark.
 (b) The Lipper Mid-Cap Core Index has replaced the Lipper Mid Cap Funds Index during the year. The Lipper Mid-Cap Core Funds Index is an unmanaged index consisting of funds that invest generally in companies with market capital-izations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The Index figures do not reflect any fees or expenses.
 (c) Effective August 14, 2000, the name changed from the MidCap Fund to the MidCap Growth Fund.

COMMERCE MIDCAP GROWTH FUND

Statement of Investments
October 31, 2000


  Shares  Description                                  Value

  Common Stocks - 97.7%
  Commercial Services - 7.7%
   95,900 Concord EFS, Inc.*                     $  3,961,869
   75,600 Dendrite International, Inc.*             1,644,300
   33,100 Omnicom Group, Inc.                       3,053,475
   59,468 Paychex, Inc.                             3,371,092
   30,500 SEI Investments Co.                       2,767,875
                                                 ------------
                                                   14,798,611
 ------------------------------------------------------------
  Consumer Services - 2.8%
   39,300 Anixter International, Inc.*                953,025
   19,500 Brinker International, Inc.*                765,375
   40,100 CEC Entertainment, Inc.*                  1,278,187
  117,300 USA Networks, Inc.*                       2,375,325
                                                 ------------
                                                    5,371,912
 ------------------------------------------------------------
  Electronics - 0.6%
   29,600 Flextronics International Ltd.*           1,124,800
 ------------------------------------------------------------
  Electronic Technology - 33.8%
   63,800 ADC Telecommunications, Inc.*             1,363,725
   45,600 Advanced Fibre Communications, Inc.*      1,484,850
   49,800 Altera Corp.*                             2,038,688
   43,600 Amdocs Ltd.*                              2,825,825
   28,700 Analog Devices, Inc.*                     1,865,500
  126,400 Atmel Corp.*                              1,888,100
  102,800 Cirrus Logic, Inc.*                       4,433,250
   29,100 Comverse Technology, Inc.*                3,251,925
   77,500 Cymer, Inc.*                              1,937,500
    5,700 Elantec Semiconductor, Inc.*                561,199
   57,000 KEMET Corp.*                              1,588,875
   47,200 KLA-Tencor Corp.*                         1,595,950
   71,600 Lam Research Corp.*                       1,387,250
  103,500 Lattice Semiconductor Corp.*              3,020,906
   51,200 LSI Logic Corp.*                          1,683,200
   28,200 Maxim Integrated Products, Inc.*          1,870,013
   71,900 Microchip Technology, Inc.*               2,273,837
   20,700 Molex, Inc.                               1,117,800
   73,100 Oak Technology, Inc.*                     2,051,369
   29,600 PerkinElmer, Inc.                         3,537,200
   67,600 Polycom, Inc.*                            4,394,000
   18,700 RadiSys Corp.*                              495,550
   95,500 Rainbow Technologies, Inc.*               2,375,562
   27,300 Sanmina Corp.*                            3,120,731
   30,000 Scientific-Atlanta, Inc.                  2,053,125
    8,300 SDL, Inc.*                                2,151,775
   90,500 Silicon Storage Technology, Inc.*         2,058,875
   55,762 Symbol Technologies, Inc.                 2,533,686
   23,500 TranSwitch Corp.*                         1,357,125
   31,500 Waters Corp.*                             2,285,719
                                                 ------------
                                                   64,603,110
 ------------------------------------------------------------
  Energy Minerals - 1.4%
   48,300 Apache Corp.                              2,671,594
 ------------------------------------------------------------
  Finance - 7.7%
   39,900 AXA Financial, Inc.                       2,157,094
   25,000 City National Corp.                         859,375
 ------------------------------------------------------------

  Shares  Description                                     Value

  Common Stocks - (continued)
  Finance - (continued)
   19,700 DST Systems, Inc.*                        $  1,214,013
  120,700 Federated Investors, Inc. Class B            3,515,387
   23,600 Lehman Brothers Holdings, Inc.               1,522,200
   23,500 Northern Trust Corp.                         2,006,312
   26,800 T. Rowe Price Associates, Inc.               1,254,575
   37,400 The Bear Stearns Co., Inc.                   2,267,375
                                                    ------------
                                                      14,796,331
 ---------------------------------------------------------------
  Health Services - 2.4%
   31,650 Cardinal Health, Inc.                        2,998,837
   16,300 Quest Diagnostics, Inc.*                     1,568,875
                                                    ------------
                                                       4,567,712
 ---------------------------------------------------------------
  Health Technology - 18.5%
   36,000 Allergan, Inc.                               3,026,250
   59,500 Biovail Corp.*                               2,502,719
   37,700 Elan Corp. PLC ADR*                          1,958,044
   16,300 Genzyme Corp.*                               1,157,300
   19,800 IDEC Pharmaceuticals Corp.*                  3,883,275
   38,600 Incyte Genomics, Inc.*                       1,413,725
   48,100 King Pharmaceuticals, Inc.*                  2,155,481
   38,700 Medicis Pharmaceutical Corp.*                2,849,288
   40,400 MedImmune, Inc.*                             2,641,150
   29,675 MiniMed, Inc.*                               2,164,420
   29,600 PE Corp-PE Biosystems Group                  3,463,200
   52,400 Stryker Corp.                                2,469,350
   20,800 Techne Corp.*                                2,345,200
   52,100 Watson Pharmaceuticals, Inc.*                3,259,506
                                                    ------------
                                                      35,288,908
 ---------------------------------------------------------------
  Industrial Services - 4.3%
   35,000 Dycom Industries, Inc.*                      1,316,875
   52,800 Nabors Industries, Inc.*                     2,687,520
   66,100 Rowan Co., Inc.*                             1,664,894
   49,200 Transocean Sedco Forex, Inc.                 2,607,600
                                                    ------------
                                                       8,276,889
 ---------------------------------------------------------------
  Producer Manufacturing - 1.4%
   42,600 Danaher Corp.                                2,689,125
 ---------------------------------------------------------------
  Retail Trade - 2.8%
   46,700 Best Buy Co., Inc.*                          2,343,756
   51,100 RadioShack Corp.                             3,046,838
                                                    ------------
                                                       5,390,594
 ---------------------------------------------------------------
  Technology Services - 13.1%
   47,000 Adobe Systems, Inc.                          3,574,938
   21,800 Ariba, Inc.*                                 2,754,975
   50,500 BEA Systems, Inc.*                           3,623,375
   29,600 Check Point Software Technologies Ltd.*      4,687,900
   33,500 Fiserv, Inc.*                                1,756,656
   63,600 Jack Henry & Associates, Inc.                3,498,000
   14,400 Macromedia, Inc.*                            1,109,700
   68,200 Rational Software Corp.*                     4,070,688
                                                    ------------
                                                      25,076,232
 ---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                     COMMERCE MIDCAP GROWTH FUND


  Shares Description                                                     Value

  Common Stocks - (continued)
  Utilities - 1.2%
  49,900 Dynegy, Inc.                                              $  2,310,994
 ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $130,735,983)                                              $186,966,812
 ------------------------------------------------------------------------------
  Other - 1.8%
  37,000 Mid-Cap Standard & Poor's Depository Receipt ADR Series
         1                                                            3,515,000
 ------------------------------------------------------------------------------
  TOTAL OTHER
  (Cost $3,385,361)                                                $  3,515,000
 ------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value
  Repurchase Agreement - 2.1%
  State Street Bank & Trust Co./\
  $4,018,000              6.40%                      11/01/2000                     $  4,018,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $4,018,000)                                                                 $  4,018,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $138,139,344)                                                               $194,499,812
 -----------------------------------------------------------------------------------------------

 * Non-income producing security.
 /\Repurchase agreement was entered into on October 31, 2000 and the maturity value is $4,018,714.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depositary Receipt
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND
International Equity Fund Overview

 Dear Shareholder:

 We are pleased to report on the performance of the Commerce International Eq-uity Fund (the "Fund") for the year ended October 31, 2000.

                   Performance Review

                   .For the year ended October 31, 2000, the Institutional
                    Shares of the Fund had a cumulative total return of 1.24%, based on Net Asset Value (NAV) (assumes fee waivers). The Service Shares had a cumulative total return, without sales charge, of 1.03% for the same period based on NAV (assumes fee waivers). This compares to the Lipper Inter-national Equity Funds Index 12-month cumulative return of 3.45% and Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE") 12-month cumulative return of -2.64%. Past performance is no guarantee of fu-ture results. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumen-talities, or sponsored enterprises.)

                   Portfolio Highlights

                   .During the reporting period international equities gener-
                    ated lackluster results. Broader concerns weighing on the markets included slower economic growth, high oil prices, and weakness in the euro currency. International economic data suggested that global growth had peaked, but remained healthy.

                   .During the first half of the reporting period the poten-
                    tial of Internet-related developments drove "new economy' telecom, media and technology (TMT) stocks sharply higher. However, as the period progressed, sector leadership re-versed, as the TMT sectors gave back some of their earlier gains and "old economy' sectors such as consumer staples, pharmaceuticals, and banks outperformed relative to the TMT sectors.

                   .Over the entire twelve-month period, overweighting the TMT sectors added considerable value to the Fund, due to its early, dramatic ascent. However, in recent months the Fund's emphasis on growth stocks, such as those in the TMT sectors, detracted from results, as did its underweight position in value and cyclical sectors.

                   .By the end of the period, the Fund was underweight in Eu-
                    rope and Japan, relative to the MSCI EAFE Index, and over-weight in the Pacific ex-Japan and Latin America. The increase in European exposure and decrease in other re-gions resulted from differences in regional performance, as well as reductions to stocks that had risen very sharply and, we felt, were unlikely to make further gains.

                   .Internationally, economies are moderating and look likely to continue slowing in the short term before recovering in the second half of 2001. Technology sector earnings growth is likely to ease from recent peaks, but should remain significantly above that of other sectors. Due to short-term uncertainty about growth, oil prices and technology trends, the markets may be weak or volatile in the near term. Risks to our outlook would be continued oil price increases, euro weakness/dollar strength, and inflationary pressure. However, given our cautious optimism about these factors, we are hopeful that returns will rise again in the year ahead.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   International Equity Fund Team
                                            International Equity Team
                   Investment Management Group
                                            T. Rowe Price International, Inc.
                   Commerce Bank, N.A.
                   November 22, 2000

                                             COMMERCE INTERNATIONAL EQUITY FUND

Performance Summary
October 31, 2000

 The following graph shows the value, as of October 31, 2000, of a $10,000 in-vestment made on January 1, 1995 in the Institutional Shares. For comparative purposes, the performance of the Fund's benchmark (the Morgan Stanley Capital International Europe, Australia and Far East Index with dividends reinvested ("Morgan Stanley EAFE")) is shown. The Fund's performance versus the Lipper International Funds Index(a) ("Lipper Int'l Funds Index") with dividends re-invested is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctu-ate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of the Service Shares will vary from the In-stitutional Shares due to the differences in fees and sales loads.

 International Equity Fund Institutional Shares Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested January 1, 1995(b) to October 31, 2000.


                                    [GRAPH]
                  Institutional      Morgan Stanley       Lipper Int'l
                      Shares              EAFE             Funds Index
     1/1/95           10,000             10,000              10,000
   10/31/95           10,264             10,428              10,584
   10/31/96           11,628             11,551              11,920
   10/31/97           12,459             12,118              13,513
   10/31/98           13,352             13,324              14,140
   10/31/99           15,966             16,438              17,398
   10/31/00           16,146             15,999              17,999


  Average Annual Total Return through
  October 31, 2000                        Since Inception Five Years One Year
  Institutional Shares (commenced Decem-
  ber 12, 1994)                                8.68%        9.50%      1.24%
 ----------------------------------------------------------------------------
  Service Shares (commenced January 2,
  1997)
  Excluding sales charges                      7.31%          n/a      1.03%
  Including sales charges (maximum sales
  charge 3.50%)                                6.31%          n/a     -2.51%
 ----------------------------------------------------------------------------

 (a) The Lipper International Funds Index is an unmanaged index consisting of funds that invest their assets in securities with primary trading mar-kets outside of the United States. The Index figures do not reflect any fees or expenses.
 (b) For comparative purposes, initial investments are assumed to be made on the first day of the month following the Fund's inception.

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments
October 31, 2000


   Shares  Description                                                   Value

  Common Stocks - 96.2%
  Australian Dollar - 0.9%
    16,000 Brambles Industries Ltd. (Transportation/Storage)       $    414,838
    17,028 Commonwealth Bank of Australia (Financial Services)          253,399
    72,000 Publishing & Broadcasting Ltd. (Media)                       491,520
   107,765 Telstra Corp. Ltd. (Utilities)                               351,695
                                                                   ------------
                                                                      1,511,452
 ------------------------------------------------------------------------------
  Brazilian Real - 0.8%
    12,200 Petroleo Brasileiro SA ADR * (Oil & Gas)                     354,563
    11,597 Telecomunicacoes Brasileiras SA ADR
           (Telecommunications)                                         849,480
     4,700 Uniao de Bancos Brasileiros SA GDR (Financial
           Services)                                                    118,675
                                                                   ------------
                                                                      1,322,718
 ------------------------------------------------------------------------------
  British Pound Sterling - 23.3%
    21,000 Abbey National PLC (Insurance)                               289,769
    34,338 AstraZeneca Group PLC (Diversified Holding Companies)      1,608,277
    18,000 Baltimore Technologies PLC * (Computer
           Services/Software)                                           138,551
    20,777 BG Group PLC (Oil & Gas)                                      83,204
    92,000 BP Amoco PLC (Oil & Gas)                                     780,233
    55,000 British Telecommunications PLC (Telecommunications)          644,802
   149,800 Cable & Wireless PLC (Telecommunications)                  2,119,184
    74,888 Cadbury Schweppes PLC (Food Products)                        462,886
    25,000 Celltech Group PLC * (Pharmaceuticals)                       496,950
    32,400 Centrica PLC (Energy)                                        111,416
    31,000 David S. Smith Holdings PLC (Paper & Forest Products)         68,369
   113,876 Diageo PLC (Beverages/Tobacco)                             1,074,810
    16,500 Dimension Data Holdings PLC * (Computer
           Services/Software)                                           144,602
    25,000 Electrocomponents PLC (Electronics)                          249,563
     6,000 GKN PLC (Industrial Machinery)                                68,775
   123,200 Glaxo Wellcome PLC (Pharmaceuticals)                       3,546,538
   238,070 Granada Compass PLC * (Diversified Holding Companies)      2,051,839
    13,714 Granada Media PLC * (Media)                                   79,792
   116,800 Hays PLC (Diversified Holding Companies)                     637,634
    33,000 Hilton Group PLC (Recreational Services)                      91,693
    71,000 Kingfisher PLC (Retail Trade)                                424,432
    20,777 Lattice Group PLC * (Diversified Holding Companies)           44,315
    83,100 Marconi PLC (Telecommunications)                           1,048,993
 ------------------------------------------------------------------------------

   Shares   Description                                                   Value

  Common Stocks - (continued)
  British Pound Sterling - (continued)
     14,000 Reckitt Benckiser PLC (Consumer Non-Durables)           $    184,038
    276,045 Reed International PLC (Publishing)                        2,551,359
     66,000 Rio Tinto PLC (Mining-Metals/Minerals)                     1,067,754
    196,488 Royal Bank of Scotland Group PLC (Financial Services)      4,410,406
    354,500 Shell Transport & Trading Co. PLC (Oil & Gas)              2,852,134
    162,700 SmithKline Beecham PLC (Health & Medical Services)         2,101,018
     60,000 Standard Chartered PLC (Financial Services)                  865,346
    167,500 Tesco PLC (Food Products)                                    638,572
    170,980 Tomkins PLC (Diversified Holding Companies)                  406,857
     79,571 Unilever PLC (Consumer Products)                             538,302
     26,900 United News & Media PLC (Publishing)                         336,638
  1,212,765 Vodafone AirTouch PLC (Telecommunications)                 5,045,826
    115,000 WPP Group PLC (Commercial Services)                        1,543,447
                                                                    ------------
                                                                      38,808,324
 -------------------------------------------------------------------------------
  Canadian Dollar - 0.4%
     12,470 Alcan Aluminum Ltd. (Mining-Metals/Minerals)                 392,264
      5,660 Royal Bank of Canada (Financial Services)                    178,971
                                                                    ------------
                                                                         571,235
 -------------------------------------------------------------------------------
  Danish Krone - 0.1%
      2,070 Tele Danmark AS (Telecommunications)                          97,959
 -------------------------------------------------------------------------------
  Euro - 34.6%
  Belgium - 0.7%
      3,064 Dexia Belgium (Financial Services)                           460,480
     20,948 Fortis Belgium (Insurance)                                   641,731
      1,750 UCB SA (Chemical Products)                                    62,372
                                                                    ------------
                                                                       1,164,583
 -------------------------------------------------------------------------------
  Finland - 2.2%
     88,725 Nokia Oyj (Telecommunications)                             3,650,912
 -------------------------------------------------------------------------------
  France - 12.4%
     24,470 Alcatel (Computers/Office)                                 1,493,021
      1,320 Altran Technologies SA (Commercial Services)                 269,845
     30,008 Aventis SA (Pharmaceuticals)                               2,160,737
     14,978 Axa (Insurance)                                            1,982,812
     20,730 Banque Nationale de Paris (Banks)                          1,787,295
      5,930 Bouygues SA (Building Materials & Construction)              301,932
        930 Canal Plus (Media)                                           134,558
 -------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND



   Shares  Description                                                   Value

  Common Stocks - (continued)
  France - (continued)
     2,710 Cap Gemini SA (Computer Services/Software)              $    432,345
     4,470 Compagnie de Saint Gobain (Chemical Products)                591,367
     2,550 Equant NV * (Computer Services/Software)                      85,367
     1,290 Groupe Danone (Food Products)                                180,406
     2,140 Hermes International (Retail Trade)                          288,745
     2,910 L'Oreal SA (Health/Personal Care)                            222,248
       986 Lafarge SA (Building Materials & Construction)                72,795
     3,165 Legrand SA (Electronics)                                     510,306
     2,605 LVMH (Louis Vuitton Moet Hennessy) (Consumer Non-
           Durables)                                                    190,112
    22,228 Sanofi-Synthelabo SA (Health/Personal Care)                1,169,487
     2,974 Schneider Electric SA (Electronics)                          193,697
     5,256 Societe Generale (Financial Services)                        298,390
    25,950 Societe Television Francaise 1 (Media)                     1,415,962
     1,274 Sodexho Alliance SA (Food Products)                          199,466
    16,648 STMicroelectronics NV (Electronics-Semiconductors)           839,880
    23,024 Total Fina SA (Oil & Gas)                                  3,294,135
    35,797 Vivendi (Utilities)                                        2,572,961
                                                                   ------------
                                                                     20,687,869
 ------------------------------------------------------------------------------
  Germany - 4.0%
     3,100 Allianz AG (Insurance)                                     1,051,081
     5,369 Bayer AG (Chemical Products)                                 233,046
    19,450 Deutsche Bank AG (Financial Services)                      1,592,429
     3,944 Deutsche Telekom AG (Telecommunications)                     148,099
     9,431 Gehe AG (Health/Personal Care)                               343,335
    17,992 HypoVereinsbank (Financial Services)                         988,604
     2,936 Rhoen-Klinikum AG (Health/Personal Care)                     160,078
     8,120 SAP AG (Computer Services/Software)                        1,329,204
     1,982 Siemens AG (Electronics & Other Electrical Equipment)        252,373
    12,478 E. ON AG (Utilities)                                         634,060
                                                                   ------------
                                                                      6,732,309
 ------------------------------------------------------------------------------
  Italy - 5.7%
    62,000 Alleanza Assicurazioni (Insurance)                           822,345
     5,000 Assicurazioni Generali (Insurance)                           164,417
   510,878 Banca Intesa SPA (Banks)                                   2,119,968
    83,000 Bipop-Carire SPA (Banks)                                     656,443
   146,309 ENI SPA (Oil & Gas)                                          792,127
    13,000 Mediaset SPA (Media)                                         188,092
    41,025 Mediolanum SPA (Insurance)                                   601,235
   251,462 Olivetti SPA (Telecommunications)                            761,805
     7,362 San Paolo-IMI SPA (Financial Services)                       119,325
 ------------------------------------------------------------------------------

    Shares   Description                                           Value

  Common Stocks - (continued)
  Italy - (continued)
      84,000 Tecnost SPA * (Financial Services)              $    282,991
     149,443 Telecom Italia Mobile SPA (Utilities)              1,270,710
      42,820 Telecom Italia SPA (Telecommunications)              496,001
     232,094 UniCredito Italiano SPA (Financial Services)       1,181,730
                                                             ------------
                                                                9,457,189
 ------------------------------------------------------------------------
  Luxembourg - 0.1%
         966 Societe Europeenne des Satellites (Media)            128,701
 ------------------------------------------------------------------------
  Netherlands - 6.7%
       8,236 ABN AMRO Holding NV (Banks)                          190,802
       1,992 Akzo Nobel NV (Chemical Products)                     90,690
      33,960 ASM Lithography Holdings NV * (Electronics-
             Semiconductors)                                      928,243
       9,076 CSM NV (Food Products)                               207,181
      29,090 Fortis NV (Insurance)                                888,688
      35,752 ING Groep NV (Financial Services)                  2,455,045
      11,113 Koninklijke (Royal) KPN NV (Utilities)               225,106
      61,926 Koninklijke (Royal) Philips Electronics NV
             (Electronics)                                      2,433,610
      22,380 Royal Dutch Petroleum Co. (Energy)                 1,327,328
       3,220 United Pan-Europe Communications NV * (Media)         56,426
      41,530 VNU NV (Publishing)                                1,955,952
      21,559 Wolters Kluwer NV (Media)                            485,183
                                                             ------------
                                                               11,244,254
 ------------------------------------------------------------------------
  Portugal - 0.1%
      11,631 Jeronimo Martins SGPS SA (Food Products)             112,124
 ------------------------------------------------------------------------
  Spain - 2.7%
      88,196 Banco Bilbao Vizcaya SA (Financial Services)       1,175,038
     103,658 Banco Santander Central Hispano SA (Banks)         1,004,551
      44,546 Endesa SA (Electrical Services)                      725,794
      28,331 Repsol-YPF SA (Oil & Gas)                            450,060
      44,542 Telefonica SA * (Telecommunications)                 849,329
       6,303 Telefonica SA ADR (Telecommunications)               365,180
                                                             ------------
                                                                4,569,952
 ------------------------------------------------------------------------
  Total Euro                                                   57,747,893
 ------------------------------------------------------------------------
  Hong Kong Dollar - 2.9%
      88,000 Cheung Kong Holdings Ltd. (Real Estate)              973,202
     200,000 China Telecom Ltd. * (Telecommunications)          1,282,216
 ------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

October 31, 2000

  Shares  Description                                                    Value

  Common Stocks - (continued)
  Hong Kong Dollar - (continued)
   77,000 China Unicom Ltd. * (Telecommunications)                 $    154,513
   51,500 Dao Heng Bank Group Ltd. (Banks)                              260,174
   28,000 Henderson Land Development Co. Ltd. (Recreational
          Services)                                                     120,631
   39,600 HSBC Holdings PLC (Financial Services)                        550,917
   96,100 Hutchison Whampoa Ltd. (Diversified Holding Companies)      1,195,243
  354,911 Pacific Century CyberWorks Ltd. * (Telecommunications)        273,043
                                                                   ------------
                                                                      4,809,939
 ------------------------------------------------------------------------------
  Indian Rupee - 0.6%
   19,000 Global Tele-Systems Ltd. (Telecommunications)                 429,097
   97,958 Hindustan Lever Ltd. (Consumer Non-Durables)                  371,695
   26,025 ICICI Ltd. ADR (Financial Services)                           245,611
                                                                   ------------
                                                                      1,046,403
 ------------------------------------------------------------------------------
  Japanese Yen - 18.8%
   57,000 Canon, Inc. (Electronics & Other Electrical Equipment)      2,261,926
       29 DDI Corp. (Utilities)                                         136,077
       36 East Japan Railway Co. (Railroads)                            206,864
    8,000 FANUC Ltd. (Electronics)                                      718,508
       69 Fuji Television Network, Inc. (Media)                         758,832
   37,000 Fujitsu Ltd. (Computers/Office)                               659,194
   22,000 Hitachi Ltd. (Electronics)                                    235,898
    6,000 Ito-Yokado Co. Ltd. (Retail Trade)                            271,090
   10,000 Kao Corp. (Cosmetics)                                         299,684
   13,000 Kokuyo Co. Ltd. (Computer
          Services/Software)                                            200,156
   13,300 Kyocera Corp. (Electronics & Other Electrical
           Equipment)                                                 1,730,835
   17,000 Makita Corp. (Industrial Machinery)                           123,860
   40,000 Marui Co. Ltd. (Retail Trade)                                 590,203
    2,100 Matsushita Communication Industrial Co., Ltd.
           (Telecommunications)                                         275,214
   58,000 Matsushita Electric Industrial Co. Ltd. (Electronics)       1,685,011
  108,000 Mitsui Fudosan Co. Ltd. (Real Estate)                       1,308,491
      193 Mizuho Holdings Inc. * (Financial Services)                 1,484,003
   14,100 Murata Manufacturing Co. Ltd. (Electronics)                 1,687,632
   71,000 NEC Corp. (Electronics)                                     1,353,435
      200 Nippon Telegraph & Telephone Corp. (Utilities)              1,820,098
   69,000 Nomura Securities Co. Ltd. (Financial Services)             1,463,914
       49 NTT Docomo, Inc. (Telecommunications)                       1,207,992
   23,000 Sankyo Co. Ltd. (Financial Services)                          506,942
   12,000 Seven-Eleven Japan Co. Ltd. (Retail Trade)                    780,828
 ------------------------------------------------------------------------------

  Shares  Description                                                    Value

  Common Stocks - (continued)
  Japanese Yen - (continued)
   13,000 Shin-Etsu Chemical Co. Ltd. (Chemical Products)          $    533,749
   27,000 Shiseido Co. Ltd. (Health/Personal Care)                      348,898
    4,500 SOFTBANK Corp. (Computer Services/Software)                   270,128
   34,700 SONY Corp. (Household Durables)                             2,773,074
   46,000 Sumitomo Corp. (Wholesale Trade)                              404,711
    5,000 TDK Corp. (Household Durables)                                504,055
   13,000 The Furukawa Electric Co. Ltd. (Electronics & Other
           Electrical Equipment)                                        341,933
  105,000 The Sumitomo Bank Ltd. (Banks)                              1,275,031
    8,300 Tokyo Electron Ltd. (Electronics & Other Electrical
           Equipment)                                                   649,608
  178,000 TOSHIBA Corp. (Electronics)                                 1,272,419
   27,000 Yamanouchi Pharmaceutical Co. Ltd. (Pharmaceuticals)        1,222,380
                                                                   ------------
                                                                     31,362,673
 ------------------------------------------------------------------------------
  Korean Won - 0.6%
   13,900 Korea Telecom Corp. ADR (Telecommunications)                  512,562
    4,277 Samsung Electronics (Electronics)                             535,800
                                                                   ------------
                                                                      1,048,362
 ------------------------------------------------------------------------------
  Mexican Peso - 2.1%
  128,500 Fomento Economico Mexico SA de CV (Diversified Holding
           Companies)                                                   489,140
   13,000 Grupo Iusacell SA de CV (V Shares) ADR *
           (Telecommunications)                                         169,000
   28,922 Grupo Televisa SA GDR * (Media)                             1,565,403
   23,730 Telefonos de Mexico SA de CV ADR (Communication
           Services)                                                  1,279,937
                                                                   ------------
                                                                      3,503,480
 ------------------------------------------------------------------------------
  New Zealand Dollar - 0.1%
   91,000 Telecom Corp. of New Zealand Ltd. IR (Utilities)              201,386
 ------------------------------------------------------------------------------
  Norwegian Krone - 0.2%
   20,360 Orkla ASA (Food Products)                                     367,529
 ------------------------------------------------------------------------------
  Singapore Dollar - 0.7%
   15,000 DBS Group Holdings Ltd. (Financial Services)                  176,792
  112,000 Singapore Telecommunications Ltd. (Telecommunications)        185,572
  113,696 United Overseas Bank Ltd. (Banks)                             841,569
                                                                   ------------
                                                                      1,203,933
 ------------------------------------------------------------------------------
  Swedish Krona - 4.5%
    8,401 ABB Ltd. (Electronics)                                        746,584
    4,570 Atlas Copco AB (Industrial Machinery)                          94,443
   18,720 Electrolux AB (Appliance Manufacturer)                        236,054
   33,120 Hennes & Mauritz AB (Retail Trade)                            619,821
  173,480 Nordbanken Holding AB (Financial Services)                  1,302,103
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND



  Shares  Description                                                     Value

  Common Stocks - (continued)
  Swedish Krona - (continued)
    5,530 Sandvik AB (Industrial Machinery)                         $    122,030
   88,932 Securitas AB (Commercial Services)                           1,895,711
  186,350 Telefonaktiebolaget LM Ericsson AB (B Shares)
           (Telecommunications)                                        2,480,365
                                                                    ------------
                                                                       7,497,111
 -------------------------------------------------------------------------------
  Swiss Franc - 3.5%
    1,149 Adecco SA (Business Services)                                  794,508
    3,970 Credit Suisse Group (Financial Services)                       744,265
    1,015 Nestle SA (Food Products)                                    2,103,290
       84 Roche Holding AG (Health/Personal Care)                        767,290
   10,680 UBS AG (Banks)                                               1,479,373
                                                                    ------------
                                                                       5,888,726
 -------------------------------------------------------------------------------
  Taiwan Dollar - 0.6%
   16,472 Hon Hai Precision Industry Co. Ltd. GDR + (Electronics)        186,134
   41,000 Hon Hai Precision Industry Co. Ltd. (Electronics)              214,520
  217,000 Taiwan Semiconductor Manufacturing Co. Ltd.
           (Electronics-Semiconductors)                                  658,390
                                                                    ------------
                                                                       1,059,044
 -------------------------------------------------------------------------------
  United States Dollar - 1.5%
   17,615 Celestica, Inc. * (Commercial Services)                      1,266,078
    3,100 Nortel Networks Corp. (Telecommunications)                     141,050
    6,080 Nortel Networks Corp. (Telecommunications)                     275,043
    9,200 Flextronics International Ltd.* (Electronics)                  349,600
    4,329 Pohang Iron & Steel Ltd. ADR (Steel)                            68,452
    7,817 SmartForce PLC ADR* (Computer Services/Software)               393,415
                                                                    ------------
                                                                       2,493,638
 -------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $155,085,539)                                               $160,541,804
 -------------------------------------------------------------------------------

   Shares   Description                                                  Value

  Preferred Stocks - 1.3%
  Australian Dollar - 0.6%
    117,215 The News Corp. Ltd. (Media)                            $  1,051,120
 ------------------------------------------------------------------------------
  Brazilian Real - 0.7%
     39,614 Petroleo Brasileiro SA (Oil & Gas)                        1,050,217
  4,755,900 Telesp Celular Participacoes SA (Telecommunications)         56,254
                                                                   ------------
                                                                      1,106,471
 ------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS
  (Cost $2,214,409)                                                $  2,157,591
 ------------------------------------------------------------------------------
  Rights - 0.0%
  Australian Dollar - 0.0%
     19,000 Telstra Corp. Ltd. * (Utilities)                       $     31,969
 ------------------------------------------------------------------------------
  TOTAL RIGHTS
  (Cost $57,450)                                                   $     31,969
 ------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                               Value
  Short-Term Obligation - 1.3%
  State Street Bank & Trust Euro - Time Deposit
  $2,500,000              4.75%                      11/01/2000                     $  2,121,501
 -----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATION
  (Cost $2,121,501)                                                                 $  2,121,501
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $159,478,899)                                                               $164,852,865
 -----------------------------------------------------------------------------------------------

 * Non-income producing security.
 + Securities that may be resold to "Qualified Institutional Buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depositary Receipt
 GDR--Global Depositary Receipt
 ------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

October 31, 2000

                                               As a % of
                                            total net assets
  Common and Preferred Stock Industry Classifications
  Appliance Manufacturer                           0.1%
  Banks                                            5.8
  Beverages/Tobacco                                0.6
  Building Materials & Construction                0.2
  Business Services                                0.5
  Chemical Products                                0.9
  Commercial Services                              3.0
  Communication Services                           0.8
  Computer Services/Software                       1.8
  Computers/Office                                 1.3
  Consumer Non-Durables                            0.4
  Consumer Products                                0.3
  Cosmetics                                        0.2
  Diversified Holding Companies                    3.9
  Electrical Services                              0.4
  Electronics                                      7.4
  Electronics & Other Electrical Equipment         3.1
  Electronics-Semiconductors                       1.5
  Energy                                           0.9
  Financial Services                              12.5
  Food Products                                    2.6
  Health & Medical Services                        1.3
  Health/Personal Care                             1.8
  Household Durables                               2.0
  Industrial Machinery                             0.2
  Insurance                                        3.9
  Media                                            3.8
  Mining-Metals/Minerals                           0.9
  Oil & Gas                                        5.8
  Paper & Forest Products                          0.0
  Pharmaceuticals                                  4.5
  Publishing                                       2.9
  Railroads                                        0.1
  Real Estate                                      1.4
  Recreational Services                            0.1
  Retail Trade                                     1.8
  Steel                                            0.0
  Telecommunications                              14.1
  Transportation/Storage                           0.2
  Utilities                                        4.3
  Wholesale Trade                                  0.2
 -----------------------------------------------------------
  TOTAL COMMON AND PREFERRED STOCK                97.5%
 -----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
National Tax-Free Intermediate Bond Fund Overview
 Dear Shareholder:

 We are pleased to report on the performance of the Commerce National Tax-Free Intermediate Bond Fund (the "Fund") for the year ended October 31, 2000.

                   Performance Review

                   For the year ended October 31, 2000, the Institutional Shares of the Fund had a cumulative total return of 7.17%, based on Net Asset Value (NAV) (assumes fee waivers and ex-pense reimbursements). This compares to the Lipper Interme-diate Municipal Funds Index 12-month cumulative return of 6.45% and Merrill Lynch Municipal Intermediate Index 12-month cumulative return of 7.36%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .During the reporting period, demand for municipal bonds
                    was mixed, as institutions largely stayed on the sidelines due to negative fund flows, while retail, or individual investors picked up the slack and now play a much more prominent role in both the primary and secondary markets. Credit spreads, or the difference in yield between BBB-rated bonds and AAA-rated bonds, widened by 80 basis points.

                   .Evidence of slowing economic growth has eased inflationary fears. As such, the Federal Reserve has been on hold since May 2000. This, in part, has helped municipal bond yields to recoup roughly half their losses posted in 1999.

                   .During the period the Fund's returns were enhanced by a
                    duration that was slightly longer than that of its bench-mark. Maintaining a higher overall credit quality and timely state and sector rotation based on supply/demand conditions also aided returns.

                   .Looking ahead, we do not currently anticipate making any
                    material changes in the Fund's portfolio structure. Our overall market outlook is flat to slightly positive, as economic growth should continue to be moderate, and we do not foresee any disturbing news on the inflation front. From a sector standpoint, we may see renewed interest in the healthcare sector, as its credit problems seem to be bottoming.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 22, 2000

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary
October 31, 2000

 The following graph shows the value, as of October 31, 2000, of a $10,000 in-vestment made on February 21, 1995 (commencement of operations) in the Insti-tutional Shares. For comparative purposes, the performance of the Fund's benchmark (the Merrill Lynch Municipal Intermediate Index with income rein-vested ("Merrill Muni Index")) is shown. The Fund's performance versus the Lipper Intermediate Municipal Funds Index(a) with income reinvested ("Lipper Muni Index") is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 National Tax-Free Intermediate Bond Fund's Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested February 21, 1995 to October 31, 2000.


                                 [GRAPH]

                   Nat'l Tax-Free          Merrill               Lipper
                  Intermediate Bond       Muni Index           Muni Index
        2/21/95          10,000             10,000               10,000
       10/31/95          10,606             10,765               10,733
       10/31/96          10,989             11,387               11,214
       10/31/97          11,666             12,191               11,989
       10/31/98          12,435             13,098               12,804
       10/31/99          12,300             13,094               12,637
       10/31/00          13,182             14,058               13,453

  Average Annual Total Return
  through October 31, 2000         Since Inception Five Years One Year
  Institutional Shares (commenced
  February 21, 1995)                    4.97%        4.44%     7.17%
 ---------------------------------------------------------------------

 (a) The Lipper Intermediate Municipal Funds Index is an unmanaged index con-sisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees or expenses.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments
October 31, 2000

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - 95.8%
  Colorado - 1.3%
  Colorado Housing Finance Authority Revenue Bonds (Single Family Program)
  Series D-3 (AA/Aa2)
  $  500,000              5.15%                      04/01/2011                     $   507,630
 ----------------------------------------------------------------------------------------------
  District of Columbia - 1.4%
  District of Columbia Revenue Bonds (World Wildlife Fund) Series A
  (AMBAC) (AAA/Aaa)
     555,000              5.75                       07/01/2011                         588,089
 ----------------------------------------------------------------------------------------------
  Georgia - 2.7%
  George L Smith II GA World Congress Control Revenue Bonds (Domed Stadium
  Project) (MBIA) (AAA/Aaa)
     500,000              6.00                       07/01/2011                         537,465
  Georgia Private Colleges & University Revenue Bonds Series A (NR/A3)
     500,000              5.25                       10/01/2020                         472,255
  Georgia State GO Bonds Series D (AAA/Aaa)
     100,000              5.40                       11/01/2010                         105,287
                                                                                    -----------
                                                                                      1,115,007
 ----------------------------------------------------------------------------------------------
  Hawaii - 0.8%
  Honolulu HI City and County Revenue Bonds Series A (AA-/Aa3)
     300,000              7.25                       07/01/2002                         313,527
 ----------------------------------------------------------------------------------------------
  Illinois - 4.5%
  Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)
     500,000              6.00                       01/01/2019                         521,560
  Chicago IL Metropolitan Water Reclamation GO Bonds (AA/Aa1)
     500,000              4.90                       12/01/2001                         502,375
  Chicago IL Public Building Community Building Revenue Bonds Series C
  (FGIC) (AAA/Aaa)
     500,000              5.50                       02/01/2006                         520,010
  Illinois State GO Bonds (AAA/Aaa)
     300,000              5.00                       03/01/2017                         279,855
                                                                                    -----------
                                                                                      1,823,800
 ----------------------------------------------------------------------------------------------
  Indiana - 5.7%
  Beech Grove IN School Building Revenue Bonds (MBIA) (AAA/Aaa)
     400,000              5.63                       07/05/2024                         404,948
  Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
     700,000              5.25                       08/15/2018                         636,776
  Merrillville IN Multi. School Building Revenue Bonds (AAA/Aaa)
     500,000              6.65                       07/01/2006                         549,495
  Plymouth IN Multi. School Building Revenue Bonds (AAA/Aaa)
     700,000              5.75                       07/01/2006                         737,835
                                                                                    -----------
                                                                                      2,329,054
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Iowa - 1.9%
  Iowa City Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
  $  250,000              6.00%                      07/01/2008                     $   254,955
  Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (NR/Aaa)
     500,000              5.70                       06/01/2009                         512,580
                                                                                    -----------
                                                                                        767,535
 ----------------------------------------------------------------------------------------------
  Kansas - 0.6%
  Olathe KS Certificate Participation Series A (A-/A1)
     250,000              4.80                       09/01/2007                         251,285
 ----------------------------------------------------------------------------------------------
  Kentucky - 3.1%
  Boone County KY School Building Revenue Bonds (NR/Aa3)
     285,000              5.70                       02/01/2016                         296,500
  Jefferson County KY GO Bonds Series C (AA/Aa2)
     465,000              5.38                       05/15/2007                         476,690
     460,000              5.45                       05/15/2008                         473,432
                                                                                    -----------
                                                                                      1,246,622
 ----------------------------------------------------------------------------------------------
  Louisiana - 2.0%
  Caddo Parish LA Parishwide School District GO Bonds (MBIA) (AAA/Aaa)
     265,000              6.25                       03/01/2005                         282,283
  Orleans Parish LA Parishwide School District Revenue Bonds (NR/Aaa)
     500,000              7.00                       09/01/2003                         533,210
                                                                                    -----------
                                                                                        815,493
 ----------------------------------------------------------------------------------------------
  Maine - 1.5%
  Regional Waste System ME Solid Waste Revenue Bonds Series P (AA/NR)
     300,000              5.25                       07/01/2004                         307,701
     300,000              5.38                       07/01/2005                         310,653
                                                                                    -----------
                                                                                        618,354
 ----------------------------------------------------------------------------------------------
  Massachusetts - 1.8%
  Massachusetts State GO Bonds Series A (AAA/Aaa)
     700,000              5.60                       02/01/2007                         732,431
 ----------------------------------------------------------------------------------------------
  Michigan - 11.2%
  Detroit Michigan Sewage Disposal Revenue Bonds Series A (AAA/Aaa)
     300,000              6.00                       07/01/2004                         315,012
  Forest Hills Michigan Public Schools GO Bonds (AA/Aa2)
     500,000              4.25                       05/01/2010                         468,220
  Genesee County Michigan Sewage Disposal Systems Revenue Bonds
  (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
     550,000              4.00                       05/01/2014                         484,605
  Greenville Public Schools GO Bonds (MBIA) (AAA/Aaa)
     200,000              5.75                       05/01/2007                         209,712
  Grosse Isle Township Michigan Building Authority Revenue Bonds (MBIA)
  (AAA/Aaa)
     325,000              5.45                       04/01/2016                         329,394
 ----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

October 31, 2000

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Michigan - (continued)
  Michigan State Building Authority Revenue Bonds Series 1 (AA+/Aa1)
  $  700,000              5.13%                      10/15/2015                     $   686,735
  Michigan State Hospital Finance Authority Revenue Bonds (BBB+/Baa1)
     150,000              5.45                       11/15/2009                         139,305
  Michigan State Hospital Finance Authority Revenue Bonds Series A
  (AA/Aa2)
     750,000              6.13                       11/15/2026                         751,373
  Michigan State Housing Development Authority Revenue Bonds Series B
  (AAA/Aaa)
     500,000              4.80                       12/01/2010                         488,660
  Stockbridge Michigan Community Schools GO Bonds (Q-SBLF) (AAA/Aaa)
     665,000              5.10                       05/01/2012                         669,974
                                                                                    -----------
                                                                                      4,542,990
 ----------------------------------------------------------------------------------------------
  Minnesota - 1.4%
  Minnesota State Housing and Finance Agency Revenue Bonds Series D
  (AA+/Aa1)
     315,000              5.35                       01/01/2005                         324,195
  Plainview MN Independent School District #810 GO Bonds Series A (NR/Aa1)
     250,000              5.63                       02/01/2018                         253,665
                                                                                    -----------
                                                                                        577,860
 ----------------------------------------------------------------------------------------------
  Missouri - 12.5%
  Boone County MO Reorganized School District #R-6 Direct Deposit Program
  GO Bonds (AA+/NR)
     325,000              5.95                       03/01/2017                         341,094
  Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
     670,000              5.30                       03/01/2008                         674,395
  Lebanon MO Reorganized School District #R-3 Direct Deposit Program GO
  Bonds (AA+/NR)
     450,000              5.45                       03/01/2014                         457,533
  Missouri State Development Finance Board Infrastructure Facilities
  Revenue Bonds (Eastland Centre PJ-A) (A-/NR)
     395,000              5.75                       04/01/2012                         407,660
  Missouri State Health & Educational Facility Revenue Bonds (Freeman
  Health Systems Project) (BBB+/NR)
     500,000              4.75                       02/15/2005                         479,525
  Missouri State Health & Educational Facility Revenue Bonds (St.
  Anthony's Medical Center) (A/A2)
     420,000              6.25                       12/01/2012                         436,657
  Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
     195,000              4.85                       12/01/2006                         194,688
     280,000              4.75                       12/01/2011                         265,572
     225,000              5.50                       12/01/2014                         225,162
     290,000              5.60                       12/01/2015                         290,206
  St. Charles County MO Industrial Development Revenue Bonds (Housing
  Vanderbilt Apts) (A-/NR)
     250,000              5.00                       02/01/2029                         248,150
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  St. Louis MO Airport Revenue Bonds (BBB-/Baa3)
  $  325,000              6.25%                      01/01/2002                     $   328,549
  St. Peters GO Bonds (NR/Aaa)
     290,000              7.20                       01/01/2009                         338,433
  Wright County MO Reorganized School District #R-4 Direct Deposit Program
  GO Bonds (AA+/NR)
     400,000              5.85                       03/01/2020                         411,248
                                                                                    -----------
                                                                                      5,098,872
 ----------------------------------------------------------------------------------------------
  Montana - 0.5%
  Montana State Higher Education Student Assistance Corp. Student Loan
  Revenue Bonds Series B (NR/Aaa)
     200,000              5.20                       12/01/2002                         202,108
 ----------------------------------------------------------------------------------------------
  Nebraska - 1.9%
  Nebraska Public Power District Revenue Bonds Series A (AAA/Aaa)
     250,000              5.10                       01/01/2006                         257,635
  Omaha Public Power Revenue Bonds Series A (AA/Aa2)
     500,000              5.00                       02/01/2001                         500,835
                                                                                    -----------
                                                                                        758,470
 ----------------------------------------------------------------------------------------------
  Nevada - 0.6%
  Nevada Housing Division Single Family Revenue Bonds Series A-2 (AMT)
  (FHA) (NR/Aaa)
     245,000              4.10                       10/01/2004                         238,250
 ----------------------------------------------------------------------------------------------
  New Jersey - 1.6%
  Morris County NJ GO Bonds (AAA/Aaa)
     660,000              4.75                       09/15/2011                         654,991
 ----------------------------------------------------------------------------------------------
  New York - 9.0%
  New York Dormitory Authority Revenue Bonds (MBIA-IBC) (AAA/Aaa)
     500,000              4.50                       07/01/2006                         499,480
  New York GO Bonds Series A (A/A2)
     500,000              5.25                       08/01/2007                         514,825
  New York GO Bonds Series A (AMBAC-TCRS) (AAA/Aaa)
     250,000              7.00                       08/01/2004                         271,205
  New York GO Bonds Series J (A/A2)
     500,000              5.25                       08/01/2011                         507,965
  New York New York City Transitional Finance Revenue Bonds Series B
  (AA/Aa2)
     500,000              6.00                       11/15/2013                         540,660
  New York State Dorm Authority Revenue Bonds Series B (A/A3)
     540,000              5.00                       05/15/2008                         545,729
  New York State Energy Research and Development Revenue Bonds Series A
  (A-/Baa3)
     250,000              7.15                       12/01/2020                         264,613
  New York State Urban Development Corp. Revenue Bonds (A/Baa1)
     500,000              6.25                       01/01/2007                         538,785
                                                                                    -----------
                                                                                      3,683,262
 ----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  North Dakota - 1.0%
  North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving
  Funding Program) Series A (NR/Aa2)
  $  400,000              6.00%                      10/01/2020                     $   413,248
 ----------------------------------------------------------------------------------------------
  Ohio - 2.3%
  Buckeye OH Local School District GO Bonds (FGIC) (NR/Aaa)
     445,000              5.30                       12/01/2016                         444,978
  Canton OH City School District GO Bonds Series A (MBIA) (AAA/Aaa)
     340,000              5.10                       12/01/2012                         342,920
  Cuyahoga County OH GO Bonds (AA+/Aa1)
     165,000              5.55                       12/01/2020                         165,117
                                                                                    -----------
                                                                                        953,015
 ----------------------------------------------------------------------------------------------
  Oregon - 1.2%
  Oregon State Housing & Community Services Department Revenue Bonds
  Series D (NR/Aa2)
     485,000              5.55                       07/01/2006                         501,597
 ----------------------------------------------------------------------------------------------
  Rhode Island - 1.7%
  Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (NR/Aaa)
     180,000              5.70                       12/01/2012                         182,749
     190,000              5.75                       12/01/2013                         192,747
     205,000              5.80                       12/01/2014                         207,798
     125,000              5.90                       12/01/2015                         127,081
                                                                                    -----------
                                                                                        710,375
 ----------------------------------------------------------------------------------------------
  South Carolina - 2.7%
  Orangeburg County Consolidated School District #5 GO Bonds (SCSDE)
  (AA+/Aa1)
     570,000              5.00                       03/01/2011                         577,171
  York County School District #1 GO Bonds Series A (MBIA SCSDE) (AAA/Aaa)
     500,000              7.00                       07/01/2003                         531,110
                                                                                    -----------
                                                                                      1,108,281
 ----------------------------------------------------------------------------------------------
  South Dakota - 5.4%
  Hot Springs SD School District #023-2 GO Bonds (FSA) (AAA/Aaa)
     120,000              4.75                       09/01/2009                         119,909
  South Dakota Building Authority Revenue Bonds (AA-/A1)
     300,000              6.00                       09/01/2003                         311,076
  South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)
     660,000              4.60                       05/01/2005                         656,826
     315,000              4.65                       05/01/2006                         316,515
  South Dakota State Health & Educational Revenue Bonds (BBB+/NR)
     250,000              7.25                       04/01/2022                         269,482
  South Dakota State Health & Educational Revenue Bonds (MBIA) (AAA/Aaa)
     500,000              5.00                       09/01/2004                         506,915
                                                                                    -----------
                                                                                      2,180,723
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Texas - 4.6%
  Bexar County GO Bonds (AA/Aa2)
  $  505,000              5.63%                      06/15/2012                     $   527,266
  Katy TX Independent School District GO Bonds Series A (AAA/Aaa)
     200,000              4.75                       02/15/2027                         170,006
  North Harris Montgomery Community College District Revenue Bonds (FGIC)
  (AAA/Aaa)
     420,000              5.75                       02/15/2018                         428,740
  San Antonio GO Bonds (AA+/Aa2)
     200,000              5.20                       08/01/2002                         202,510
  Tarrant County Water Control & Improvement Revenue Bonds (AAA/Aaa)
     140,000              5.00                       03/01/2009                         140,662
  Texas A&M University Revenue Bonds (AA+/Aa2)
     200,000              5.55                       05/15/2001                         201,326
  Texas State GO Bonds Series A (AA/Aa1)
     200,000              5.65                       10/01/2008                         207,562
                                                                                    -----------
                                                                                      1,878,072
 ----------------------------------------------------------------------------------------------
  Utah - 0.6%
  Intermountain Power Agency Revenue Bonds Series B (A+/A1)
     250,000              5.10                       07/01/2003                         253,529
 ----------------------------------------------------------------------------------------------
  Virginia - 1.3%
  Metro. Washington DC Airports Authority Revenue Bonds Series B (AAA/Aaa)
     500,000              5.25                       10/01/2012                         508,090
 ----------------------------------------------------------------------------------------------
  Washington - 7.4%
  King County GO Bonds Series D (AA+/Aa1)
     500,000              6.20                       12/01/2000                         500,715
  Kitsap County School District #400 Revenue Bonds (NR/A1)
     680,000              6.05                       12/01/2000                         680,816
  Pierce County Sewer Improvements Revenue Bonds (A+/A1)
     290,000              5.45                       02/01/2008                         293,697
  Seattle GO Bonds Series A (AA+/Aa1)
     150,000              5.30                       08/01/2013                         151,511
  Spokane County School District #354 GO Bonds (A+/A2)
     120,000              5.20                       12/01/2006                         122,460
  Vancouver Water & Sewer Revenue Bonds (FGIC) (AAA/Aaa)
     250,000              4.70                       06/01/2001                         250,527
  Washington Higher Educational Facility University of Puget Sound Revenue
  Bonds (A+/A2)
     500,000              5.00                       10/01/2006                         505,330
  Washington State Certificates Participation (Convention & Trade Center)
  (MBIA) (AAA/Aaa)
     500,000              5.25                       07/01/2014                         500,305
                                                                                    -----------
                                                                                      3,005,361
 ----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

October 31, 2000

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Wisconsin - 1.1%
  Milwaukee GO Bonds Series E (AA+/Aa2)
  $  250,000              5.50%                      06/15/2010                     $   258,512
  Wisconsin State GO Bonds Series 3 (AA/Aa2)
     200,000              5.25                       11/01/2002                         203,136
                                                                                    -----------
                                                                                        461,648
 ----------------------------------------------------------------------------------------------
  Wyoming - 0.5%
  Wyoming Community Development Authority Housing Revenue Bonds Series 5
  (AA/Aa2)
     200,000              4.80                       06/01/2009                         197,230
 ----------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BOND OBLIGATIONS
  (Cost $38,804,370)                                                                $39,036,799
 ----------------------------------------------------------------------------------------------
  Short-Term Obligations # - 4.4%
  Texas - 4.4%
  Grapevine Texas Industrial Development Corp. Revenue Bonds American
  Airlines-A2 (Bayerische Landsbank LOC Expire 12/31/02) (NR/P1)
  $  700,000              4.65%                      11/01/2000                     $   700,000
  Grapevine Texas Industrial Development Corp. Revenue Bonds American
  Airlines-A4 (Bayerische Landsbank LOC Expire 12/31/02) (NR/P1)
     200,000              4.65                       11/01/2000                         200,000
  Grapevine Texas Industrial Development Corp. Revenue Bonds American
  Airlines-B1 (Bayerische Landsbank LOC Expire 12/31/02) (NR/P1)
     500,000              4.65                       11/01/2000                         500,000
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Short-Term Obligations - (continued)
  Texas - (continued)
  Harris County Health Facilities Development Corp. Revenue Bonds St.
  Luke's Episcopal Hospital Series 1997 B (A1+/NR)
  $  400,000              4.65%                      11/01/2000                     $   400,000
 ----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBILIGATIONS
  (Cost $1,800,000)                                                                 $ 1,800,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $40,604,370)                                                                $40,836,799
 ----------------------------------------------------------------------------------------------

 # Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2000.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 AMBAC--Insured by American Municipal Bond Assurance Corp.
 AMT--Alternative Minimum Tax
 FGIC--Insured by Financial Guaranty Insurance Co.
 FHA--Insured by Federal Housing Administration
 FSA--Insured by Financial Security Assurance Co.
 GO--General Obligation
 MBIA--Insured by Municipal Bond Investors Assurance
 NR--Not Rated
 Q-SBLF--Qualified-School Bond Loan Fund
 TCRS--Transferable Custodial Receipts
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Missouri Tax-Free Intermediate Bond Fund Overview
 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Missouri Tax-Free Intermediate Bond Fund (the "Fund") for the year ended October 31, 2000.

                   Performance Review

                   For the year ended October 31, 2000, the Institutional Shares of the Fund had a cumulative total return of 7.05%, based on Net Asset Value (NAV) (assumes fee waivers and ex-pense reimbursements). This compares to the Lipper Interme-diate Municipal Funds Index 12-month cumulative return of 6.45% and Merrill Lynch Municipal Intermediate Index 12-month cumulative return of 7.36%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .During the reporting period, demand for municipal bonds
                    was mixed, as institutions largely stayed on the sidelines due to negative fund flows, while retail, or individual investors, picked up the slack and now play a much more prominent role in both the primary and secondary markets. Credit spreads, or the difference in yield between BBB-rated bonds and AAA-rated bonds, widened by 80 basis points.

                   .Evidence of slowing economic growth has eased inflationary fears. As such, the Federal Reserve has been on hold since May 2000. This, in part, has helped municipal bond yields to recoup roughly half their losses posted in 1999.

                   .During the period, the Fund's returns were enhanced by a
                    duration that was slightly longer than that of its bench-marks. Maintaining a higher overall credit quality and timely state and sector rotation based on supply/demand conditions also aided returns.

                   .Looking ahead, we do not currently anticipate making any
                    material changes in the Fund's portfolio structure. Our overall market outlook is flat to slightly positive, as economic growth should continue to be moderate, and we do not foresee any disturbing news on the inflation front. From a sector standpoint, we may see renewed interest in the healthcare sector, as its credit problems seem to be bottoming.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   November 22, 2000

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary
October 31, 2000

 The following graph shows the values as of October 31, 2000, of a $10,000 in-vestment made on February 21, 1995 (commencement of operations) in the Insti-tutional Shares. For comparative purposes, the performance of the Fund's benchmark (the Merrill Lynch Municipal Intermediate Index with income rein-vested ("Merrill Muni Index")) is shown. The Fund's performance versus the Lipper Intermediate Municipal Funds Index(a) with income reinvested ("Lipper Muni Index") is also shown. The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 Missouri Tax-Free Intermediate Bond Fund's Lifetime Performance

 Growth of a $10,000 Investment, Distributions Reinvested February 21, 1995 to October 31, 2000.


                                    [GRAPH]

                Missouri Tax-Free          Merrill           Lipper Muni
                Intermediate Bond         Muni Index            Index
    2/21/95          10,000                 10,000             10,000
   10/31/95          10,545                 10,765             10,733
   10/31/96          10,907                 11,387             11,214
   10/31/97          11,595                 12,191             11,989
   10/31/98          12,366                 13,098             12,804
   10/31/99          12,248                 13,094             12,637
   10/31/00          13,112                 14,058             13,453


  Average Annual Total Return
  through October 31, 2000         Since Inception Five Years One Year
  Institutional Shares (commenced
  February 21, 1995)                    4.87%        4.45%     7.05%
 ---------------------------------------------------------------------

 (a) The Lipper Intermediate Municipal Funds Index is an unmanaged index con-sisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees or expenses.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
October 31, 2000

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - 91.3%
  Michigan - 2.6%
  Michigan State Hospital Finance Authority Revenue Bonds Series A
  (AAA/Aaa)
  $  500,000              5.50%                      11/15/2010                     $   518,725
     500,000              6.13                       11/15/2026                         500,915
                                                                                    -----------
                                                                                      1,019,640
 ----------------------------------------------------------------------------------------------
  Missouri - 85.3%
  American National Fish & Wildlife Museum District Revenue Bonds (NR/NR)
     500,000              5.70                       09/01/2005                         498,705
  Belton Capital Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)
     200,000              5.00                       03/01/2005                         203,644
     200,000              5.00                       03/01/2006                         203,162
  Belton MO Certificate Participation Series B (NR/Aaa)
     500,000              4.75                       03/01/2013                         484,985
  Branson MO Reorganized School District Revenue Bonds (AAA/Aaa)
     300,000              5.50                       03/01/2014                         313,848
  Chesterfield GO Bonds (NR/Aa1)
     200,000              4.90                       02/15/2019                         182,598
  Clay County Public Building Authority Leasehold Revenue Bonds Series C
  (FSA) (AAA/Aaa)
      40,000              5.00                       05/15/2009                          40,702
  Cole County MO Reorganized School District #2 Direct Deposit Program GO
  Bonds (AA+/NR)
     610,000              6.00                       03/01/2020                         636,035
  Columbia Water & Electricity Revenue Bonds Series A (AA/A1)
     300,000              5.40                       10/01/2002                         305,208
  O Fallon MO Certificate Participation (AMBAC) (AAA/Aaa)
     300,000              5.75                       12/01/2004                         313,590
  Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
     635,000              5.25                       03/01/2007                         639,369
  Independence MO School District GO Bonds (AA+/Aa1)
     230,000              5.25                       03/01/2013                         232,923
     540,000              5.00                       03/01/2018                         505,235
  Jackson County MO Leasehold Revenue Bonds (AMBAC) (AAA/Aaa)
     300,000              4.00                       12/01/2004                         289,791
  Jackson County MO School District #7 Lee's Summit GO Bonds (NR/Aa3)
     250,000              5.60                       03/01/2008                         254,117
  Kansas City MO Water Revenue Bonds Series A (AA/Aa3)
     735,000              5.80                       12/01/2018                         759,314
  Kansas City MO Water Revenue Bonds Series B (AA/Aa3)
     270,000              5.60                       12/01/2001                         273,278
  Lebanon MO Reorganized School District #R-3 Direct Deposit Program GO
  Bonds (AA+/NR)
     270,000              5.45                       03/01/2014                         274,520
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Missouri Higher Education Student Loan Revenue Bonds Series EE (NR/Aaa)
  $  500,000              4.50%                      02/15/2010                     $   467,960
  Missouri Higher Education Student Loan Revenue Bonds Series RR (NR/A2)
     500,000              5.85                       07/15/2010                         511,840
  Missouri State Certificate Participation (AAA/Aaa)
     500,000              5.13                       06/01/2017                         483,980
  Missouri State Development Finance Board Infrastructure Facilities
  (Hartman Heritage Centre PJ-A) (AMBAC) (NR/Aaa)
     500,000              5.55                       04/01/2012                         517,280
  Missouri State Environmental Improvement & Energy Resources Authority
  Pollution Control Revenue Bonds (Elec Coop Thomas Hill) (AA/A1)
     250,000              5.50                       12/01/2004                         256,030
     500,000              5.50                       12/01/2006                         514,525
  Missouri State Environmental Improvement & Energy Resources Authority
  Pollution Control Revenue Bonds (Tri-County Water Authority Project)
  (AA/NR)
     445,000              5.60                       04/01/2011                         467,495
     500,000              6.00                       04/01/2022                         506,885
  Missouri State Environmental Improvement & Energy Resources Authority
  Pollution Control Revenue Bonds Series A (NR/Aaa)
     150,000              5.25                       07/01/2002                         152,155
  Missouri State Environmental Improvement & Energy Resources Authority
  Pollution Control Revenue Bonds Series B (State Revolving Funds Program)
  (NR/Aaa)
     400,000              5.75                       07/01/2020                         408,588
  Missouri State Environmental Improvement & Energy Resources Authority
  Pollution Control Revenue Bonds Series C (NR/Aaa)
     205,000              4.75                       01/01/2001                         205,148
     300,000              4.90                       01/01/2002                         301,866
  Missouri State Fourth State Building GO Bonds Series A (AAA/Aaa)
     500,000              7.00                       04/01/2004                         539,255
  Missouri State GO Bonds Series A (AAA/Aaa)
     500,000              4.50                       08/01/2002                         501,050
     500,000              6.50                       08/01/2014                         507,930
  Missouri State Health & Educational Facility Revenue Bonds (Barnes-
  Jewish, Inc.) (AA/Aa3)
     150,000              6.00                       05/15/2011                         159,260
  Missouri State Health & Educational Facility Revenue Bonds (Central
  Institute for the Deaf) (AA/NR)
     500,000              5.85                       01/01/2022                         501,010
  Missouri State Health & Educational Facility Revenue Bonds (Children
  Mercy Hosp.) (A+/NR)
     750,000              5.25                       05/15/2018                         703,485
  Missouri State Health & Educational Facility Revenue Bonds (Freeman
  Health Systems Project) (BBB+/NR)
     500,000              4.75                       02/15/2005                         479,525
 ----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

October 31, 2000

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Missouri State Health & Educational Facility Revenue Bonds (Maryville
  University of St. Louis PJ) (NR/Baa1)
  $  350,000              6.50%                      06/15/2022                     $   369,260
  Missouri State Health & Educational Facility Revenue Bonds (prerefunded to 06/01/01) (MBIA) (AAA/Aaa)
     300,000              6.63                       06/01/2011                         309,780
  Missouri State Health & Educational Facility Revenue Bonds (St.
  Anthony's Medical Center) (A/A2)
     300,000              5.75                       12/01/2002                         304,908
     300,000              6.25                       12/01/2011                         313,149
  Missouri State Health & Educational Facility Revenue Bonds (The Barstow
  School) (NR/NR)
     405,000              4.75                       10/01/2010                         388,521
  Missouri State Housing Development Community Mortgage Revenue Bonds
  (AMT-Singlefam-Homeowner Loan A-1) (GNMA/FNMA) (AAA/NR)
     640,000              5.90                       09/01/2012                         661,728
  Missouri State Housing Development Community Mortgage Revenue Bonds
  (AMT-Singlefam-Homeowner Loan A-2) (GNMA/FNMA) (AAA/NR)
     175,000              5.40                       03/01/2006                         180,121
  Missouri State Housing Development Community Mortgage Revenue Bonds
  (AMT-Singlefam-Homeowner Loan B-2) (GNMA/FNMA) (AAA/NR)
     345,000              4.55                       03/01/2004                         344,241
     350,000              5.20                       03/01/2008                         354,868
  Missouri State Housing Development Community Mortgage Revenue Bonds
  (Single Family Homeownership-B) (GNMA/FNMA) (AAA/NR) #
     120,000              5.50                       03/01/2006                         124,070
  Missouri State Housing Development Community Mortgage Revenue Bonds
  Series C (GNMA/FNMA) (AAA/NR) #
     180,000              4.80                       09/01/2001                         180,382
  Missouri State Housing Development Community Mortgage Revenue Bonds
  Series C-2 (GNMA/FNMA) (AAA/NR)
     200,000              4.90                       03/01/2007                         200,310
  Missouri State Regional Convention & Sports Complex Authority Revenue
  Bonds (A+/Aa3)
     640,000              4.75                       08/15/2004                         645,914
     500,000              5.20                       08/15/2007                         512,500
  New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
     375,000              4.25                       12/01/2002                         373,369
     515,000              5.00                       12/01/2010                         518,723
     380,000              5.13                       12/01/2012                         382,356
  North Kansas City MO School District Direct Deposit Program GO Bonds
  (AA+/Aa1)
     300,000              4.75                       03/01/2007                         300,795
     355,000              5.05                       03/01/2011                         356,700
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
  $  220,000              4.75%                      12/01/2011                     $   208,663
     250,000              5.30                       12/01/2012                         249,328
     575,000              4.95                       12/01/2013                         541,201
     190,000              5.65                       12/01/2016                         190,135
  Polk County MO School District R-1 Direct Deposit Program GO Bonds
  (AA+/NR)
     375,000              5.70                       03/01/2020                         379,564
  Poplar Bluff MO GO Bonds (AMBAC) (AAA/NR)
     275,000              5.30                       08/01/2014                         278,317
     220,000              5.35                       08/01/2015                         222,312
  Richmond Heights CTFS Partnership Capital Improvement Projects Series A
  Certificate Participation (MBIA) (AAA/Aaa)
     575,000              4.70                       02/15/2006                         575,494
  Springfield MO School District #12 Revenue Bonds Series B (FGIC)
  (AAA/Aaa)
     620,000              9.50                       03/01/2007                         784,691
  St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
     890,000              5.00                       02/15/2016                         862,196
  St. Charles County MO Industrial Development Revenue Bonds (Housing
  Vanderbilt Apts) (A-/NR)
     350,000              5.00                       02/01/2029                         347,410
  St. Charles County MO School District Series A (AA+/Aa1)
     400,000              5.05                       03/01/2019                         382,016
  St. Charles County MO School District GO Bonds Series A (AMBAC)
  (AAA/Aaa)
     150,000              5.75                       03/01/2011                         151,878
  St. Francois County MO School District R-III GO Bonds (AA+/NR)
     285,000              4.95                       03/01/2016                         266,868
  St. Louis Board of Education GO Bonds Series A (FGIC State Aid Direct
  Deposit) (AAA/Aaa)
     500,000              4.40                       04/01/2007                         495,030
  St. Louis County MO Certificate Partnership (AA/Aa2)
     500,000              4.40                       05/15/2011                         474,165
  St. Louis County MO GO Bonds Series B (NR/Aaa)
     200,000              5.25                       02/01/2007                         202,174
  St. Louis County MO Regional Convention & Sports Complex Authority
  Revenue Bonds Series C (AAA/NR)
     530,000              7.90                       08/15/2021                         576,741
  St. Louis County MO School District GO Bonds Lindbergh (NR/Aa2)
     715,000              6.60                       02/15/2003                         748,441
     200,000              5.40                       02/15/2010                         205,984
  St. Louis MO Airport Revenue Bonds (BBB-/Baa3)
     325,000              6.25                       01/01/2002                         328,549
  St. Louis MO Airport Revenue Bonds (Lambert St. Louis International)
  Series B AMT (FGIC) (AAA/Aaa)
     395,000              6.00                       07/01/2009                         425,917
 ----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  St. Peters GO Bonds (NR/Aaa)
  $  500,000              7.20%                      01/01/2009                     $   583,505
     150,000              5.80                       01/01/2010                         155,177
  St. Peters GO Bonds (FGIC) (NR/Aaa)
     695,000              7.20                       01/01/2008                         801,835
  University of Missouri Development Foundation Power Leasehold Revenue
  Bonds (AAA/NR)
     500,000              5.75                       05/01/2013                         523,055
  University of Missouri Health Facilities Revenue Bonds Series A (AMBAC)
  (AAA/Aaa)
     150,000              5.20                       11/01/2010                         153,046
  University of Missouri Systems Facilities Revenue Bonds (AA+/Aa2)
     250,000              4.60                       11/01/2000                         250,000
                                                                                    -----------
                                                                                     32,781,678
 ----------------------------------------------------------------------------------------------
  Puerto Rico - 3.4%
  Puerto Rico Commonwealth GO Bonds (FSA-CR) (AAA/Aaa)
     500,000              5.38                       07/01/2025                         494,240
  Puerto Rico Commonwealth GO Bonds (MBIA) (AAA/Aaa)
     350,000              5.38                       07/01/2021                         348,460
  Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA)
  (AAA/Aaa)
     455,000              5.50                       08/01/2018                         464,209
                                                                                    -----------
                                                                                      1,306,909
 ----------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BOND OBLIGATIONS
  (Cost $35,134,506)                                                                $35,108,227
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Short-Term Obligations # - 7.6%
  Missouri - 7.6%
  Missouri State Health & Educational Facility Revenue Bonds (Rockhurst
  College Project) (AIB Group LOC, Expire 11/01/2025) (NR/Aa3)
  $  500,000              4.35%                      11/01/2000                     $   500,000
  Missouri State Health & Educational Facility Revenue Bonds (St. Louis
  University) (FGIC) (Bank of America NA SPA, Expire 12/01/2005) (A-
  1+/VMIG1)
     400,000              4.65                       11/01/2000                         400,000
  Missouri State Health & Educational Facility Revenue Bonds (St. Louis
  University) Series B (Bank of America NA SPA, Expire 07/01/2004) (A-
  1+/VMIG1)
     500,000              4.65                       10/01/2024                         500,000
  Missouri State Health & Educational Facility Revenue Bonds (The
  Washington University) Series C (A-1+/VMIG1)
   1,500,000              4.60                       11/01/2000                       1,500,000
 ----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS#
  (Cost $2,900,000)                                                                 $ 2,900,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $38,034,506)                                                                $38,008,227
 ----------------------------------------------------------------------------------------------

 # Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2000.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 AMBAC--Insured by American Municipal Bond Assurance Corp.
 AMT--Alternative Minimum Tax
 CR--Custodial Receipts
 CTFS--Certificates
 FGIC--Insured by Financial Guaranty Insurance Co.
 FNMA--Insured by Federal National Mortgage Association
 FSA--Insured by Financial Security Assurance Co.
 GNMA--Insured by Government National Mortgage Association
 GO--General Obligation
 LOC--Letter of Credit
 MBIA--Insured by Municipal Bond Investors Assurance
 NR--Not Rated
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS
Statements of Assets and Liabilities
October 31, 2000

                                         Short-Term
                                         Government                  Balanced
                                            Fund       Bond Fund       Fund
  Assets:
  Investments in securities, at value
  (cost $83,287,237, $332,500,343,
  $83,094,786, $91,641,244,
  $303,736,906, $138,139,344,
  $159,478,899, $40,604,370 and
  $38,034,506 respectively)              $82,307,658  $324,254,381  $97,653,672
  Cash, at value                                 746           144           25
  Receivables:
   Investment securities sold, at value           --           177      783,891
   Dividends and interest, at value          764,557     3,769,257      336,542
   Fund shares sold                           60,388       221,390       60,509
  Other                                       11,604        36,772          373
 ------------------------------------------------------------------------------
  Total assets                            83,144,953   328,282,121   98,835,012
 ------------------------------------------------------------------------------

  Liabilities:
  Payables:
   Investment securities purchased, at
   value                                          --            --      376,989
   Fund shares redeemed                      341,851       345,594      105,271
   Dividends and distributions               207,710       713,998           --
   Advisory fees                              12,250       138,923       53,742
   Administrative fees                         9,134        36,120       10,656
  Accrued expenses and other
  liabilities                                 46,456       134,089       59,012
 ------------------------------------------------------------------------------
  Total liabilities                          617,401     1,368,724      605,670
 ------------------------------------------------------------------------------

  Net Assets:
  Paid-in capital                         84,725,570   340,200,459   78,319,916
  Accumulated undistributed net
  investment income (loss)                    64,032       647,275      268,975
  Accumulated net realized gain (loss)
  on investment and foreign currency
  related transactions                    (1,282,471)   (5,688,375)   5,081,565
  Net unrealized gain (loss) on
  investments and translation of assets
  and liabilities denominated in
  foreign currencies                        (979,579)   (8,245,962)  14,558,886
 ------------------------------------------------------------------------------
  NET ASSETS                             $82,527,552  $326,913,397  $98,229,342
 ------------------------------------------------------------------------------

  Shares Outstanding:
  Total shares outstanding, no par
  value (unlimited number of shares
  authorized):
   Institutional Shares                    4,501,596    17,767,433    3,690,109
   Service Shares                             57,637        64,400      106,917
  Institutional Shares: Net asset value
  and maximum public offering price per
  share (net assets/shares outstanding)  $     18.10  $      18.33  $     25.87
  Service Shares: Net asset value per
  share (net assets/shares outstanding)  $     18.11  $      18.35  $     25.85
   Maximum public offering price per
   share(a)                              $     18.48  $      19.02  $     26.79
 ------------------------------------------------------------------------------

 (a) For the Short-Term Government Fund, the maximum public offering price per share is calculated as (NAV per share x 1.0204). For all other Funds (ex-cluding National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund), the maximum public offering price per share is calculated as (NAV per share x 1.0363).

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                              National      Missouri
                                                              Tax-Free      Tax-Free
                                   MidCap    International  Intermediate  Intermediate
     Value Fund    Growth Fund  Growth Fund   Equity Fund    Bond Fund     Bond Fund
    $ 98,405,266   $397,396,977 $194,499,812 $164,852,865   $40,836,799   $38,008,227
             633            298          633      460,687        85,131        28,464

       6,217,381      8,048,470    3,503,361      422,202            --            --
         114,551          7,987       10,210      147,268       620,031       523,313
         321,078        339,726      253,006    1,517,926         3,610        21,500
           9,488            726        1,472      144,108            50            67
 -------------------------------------------------------------------------------------
     105,068,397    405,794,184  198,268,494  167,545,056    41,545,621    38,581,571
 -------------------------------------------------------------------------------------


       8,111,810      5,721,984    6,586,289       85,539       663,931            --
           5,823        255,778       70,164      407,258            --            --
              --             --           --           --        99,609       105,873
          57,983        249,176      116,700      131,838         3,573         1,891
          10,054         43,191       20,235       18,264         4,466         4,200
          50,446        101,016       64,824       70,964        21,039        21,589
 -------------------------------------------------------------------------------------
       8,236,116      6,371,145    6,858,212      713,863       792,618       133,553
 -------------------------------------------------------------------------------------

      86,347,223    230,355,090  115,622,318  145,451,789    40,558,501    38,562,113
          96,905             --           --       (4,204)       31,062        29,926
       3,624,131     75,407,878   19,427,496   16,036,964       (68,989)     (117,742)
       6,764,022     93,660,071   56,360,468    5,346,644       232,429       (26,279)
 -------------------------------------------------------------------------------------
    $ 96,832,281   $399,423,039 $191,410,282 $166,831,193   $40,753,003   $38,448,018
 -------------------------------------------------------------------------------------



       3,849,677     10,062,938    4,289,054    6,276,528     2,175,432     2,075,208
          42,867        361,412      100,670       29,135            --            --
    $      24.88   $      38.33 $      43.62 $      26.46   $     18.73   $     18.53
    $      24.88   $      38.04 $      43.11 $      26.37            --            --
    $      25.78   $      39.42 $      44.67 $      27.33   $        --   $        --
 -------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Operations
For the Year Ended October 31, 2000

                                     Short-Term
                                     Government                 Balanced
                                        Fund       Bond Fund      Fund
  Investment Income:
  Interest                           $ 6,299,024  $24,667,456  $ 3,383,690
  Dividends(a)                                --           --      645,892
 --------------------------------------------------------------------------
  Total income                         6,299,024   24,667,456    4,029,582
 --------------------------------------------------------------------------

  Expenses:
  Advisory fees                          492,232    1,718,422    1,172,717
  Administration fees                    147,670      515,527      175,908
  Shareowner servicing fees               37,936      181,497      168,170
  Transfer Agent fees                     67,474       90,650       81,415
  Custodian fees                          65,618       95,678       73,908
  Registration fees                       31,280       28,646       27,104
  Professional fees                       31,155       74,398       21,990
  Trustee fees                             2,821        7,421        3,217
  Distribution fees -- Service
  Shares                                   2,582        2,907        7,000
  Organization expenses                    1,065        1,129        1,088
  Other                                   26,029       57,440       22,811
 --------------------------------------------------------------------------
  Total expenses                         905,862    2,773,715    1,755,328
 --------------------------------------------------------------------------
  Less -- expense reductions(b)         (233,840)     (35,721)    (536,304)
 --------------------------------------------------------------------------
  Net expenses                           672,022    2,737,994    1,219,024
 --------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)         5,627,002   21,929,462    2,810,558
 --------------------------------------------------------------------------

  Realized and unrealized gain (loss) on investment and
  foreign currency transactions:
  Net realized gain (loss) from:
   Investment transactions            (1,227,456)  (5,056,809)   5,237,028
   Foreign currency related
   transactions                               --           --           --
  Net change in unrealized gain
  (loss) on:
   Investments                         1,121,958    1,847,350    2,810,251
   Translation of assets and
   liabilities denominated in
   foreign currencies                         --           --           --
 --------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                 (105,498)  (3,209,459)   8,047,279
 --------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $ 5,521,504  $18,720,003  $10,857,837
 --------------------------------------------------------------------------

 (a) Amount is net of $3,716, $1,327, $38,118, $506 and $283,395 respectively, for the Balanced, Value, Growth, MidCap Growth and International Equity Fund in foreign withholding taxes.
 (b) Expense reductions includes waivers, custody credits and reimbursements.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                               National     Missouri
                                                               Tax-Free     Tax-Free
                                   MidCap     International  Intermediate Intermediate
     Value Fund    Growth Fund   Growth Fund   Equity Fund    Bond Fund    Bond Fund
    $    96,768    $    495,565  $   190,711  $    435,239    $1,958,730   $1,903,901
      1,315,780       2,778,242      360,393     1,904,559            --           --
 -------------------------------------------------------------------------------------
      1,412,548       3,273,807      551,104     2,339,798     1,958,530    1,903,901
 -------------------------------------------------------------------------------------

        555,868       3,549,548    1,415,072     2,618,226       198,630      192,673
        111,174         709,910      283,014       261,823        59,589       57,802
         33,757         396,493      129,089        66,024            --           --
         36,393         160,950      119,107        85,894        28,591       29,617
         50,302          78,535       56,866       324,697        49,728       47,173
         24,020          40,006       30,684        31,095         7,750        6,835
         16,486          44,666       23,190        24,194        17,501       17,507
          2,325          10,623        3,584         3,406         1,132        1,304
          2,373          36,915       10,057         1,903            --           --
             --           1,153        1,058         1,050         3,280        3,273
         17,991          57,401       25,066        21,291        10,156       10,230
 -------------------------------------------------------------------------------------
        850,689       5,086,200    2,096,787     3,439,603       376,357      366,414
 -------------------------------------------------------------------------------------
        (10,200)        (46,216)     (19,604)   (1,007,674)      (98,275)    (115,939)
 -------------------------------------------------------------------------------------
        840,489       5,039,984    2,077,183     2,431,929       278,082      250,475
 -------------------------------------------------------------------------------------
        572,059      (1,766,177)  (1,526,079)      (92,131)    1,680,648    1,653,426
 -------------------------------------------------------------------------------------


      7,447,234      75,409,687   19,489,894    16,238,112       (66,622)    (117,742)
             --              --           --      (302,961)           --           --

      3,804,807     (19,737,164)  22,737,638   (16,603,291)    1,160,051    1,044,412
             --              --           --         6,977            --           --
 -------------------------------------------------------------------------------------
     11,252,041      55,672,523   42,227,532      (661,163)    1,093,429      926,670
 -------------------------------------------------------------------------------------
    $11,824,100    $ 53,906,346  $40,701,453  $   (753,294)   $2,774,077   $2,580,096
 -------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
For the Year Ended October 31, 2000

                                     Short-Term
                                     Government                    Balanced
                                        Fund        Bond Fund        Fund
  From Operations:
  Net investment income (loss)      $  5,627,002  $  21,929,462  $  2,810,558
  Net realized gain (loss) on
  investments and foreign currency
  related transactions                (1,227,456)    (5,056,809)    5,237,028
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in
  foreign currencies                   1,121,958      1,847,350     2,810,251
 -----------------------------------------------------------------------------
  Net increase (decrease) in net
  assets resulting from operations     5,521,504     18,720,003    10,857,837
 -----------------------------------------------------------------------------

  Distributions to Shareholders:
  From net investment income
   Institutional Shares               (5,610,012)   (22,287,262)   (3,086,972)
   Service Shares                        (56,843)       (72,249)      (67,845)
  From net realized gain on
  investment transactions
   Institutional Shares                       --       (865,117)   (4,484,147)
   Service Shares                             --         (2,859)      (99,499)
 -----------------------------------------------------------------------------
  Total distributions to
  shareholders                        (5,666,855)   (23,227,487)   (7,738,463)
 -----------------------------------------------------------------------------

  From share transactions:
  Proceeds from sale of shares        39,421,882     96,152,612    24,876,803
  Reinvestment of dividends and
  distributions                        3,397,113     14,419,859     7,649,664
  Cost of shares redeemed            (77,331,019)  (154,452,685)  (64,396,789)
 -----------------------------------------------------------------------------
  Net increase (decrease) in net
  assets resulting from share
  transactions                       (34,512,024)   (43,880,214)  (31,870,322)
 -----------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)          (34,657,375)   (48,387,698)  (28,750,948)
 -----------------------------------------------------------------------------

  Net Assets:
  Beginning of year                  117,184,927    375,301,095   126,980,290
 -----------------------------------------------------------------------------
  End of year                       $ 82,527,552  $ 326,913,397  $ 98,229,342
 -----------------------------------------------------------------------------
  Accumulated undistributed net
  investment income (loss)          $     64,032  $     647,275  $    268,975
 -----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                               National      Missouri
                                                               Tax-Free      Tax-Free
                                   MidCap     International  Intermediate  Intermediate
   Value Fund     Growth Fund   Growth Fund    Equity Fund    Bond Fund     Bond Fund

  $    572,059   $  (1,766,177) $ (1,526,079) $     (92,131) $  1,680,648  $  1,653,426
     7,447,234      75,409,687    19,489,894     15,935,151       (66,622)     (117,742)
     3,804,807     (19,737,164)   22,737,638    (16,596,314)    1,160,051     1,044,412
 ---------------------------------------------------------------------------------------
    11,824,100      53,906,346    40,701,453       (753,294)    2,774,077     2,580,096
 ---------------------------------------------------------------------------------------



      (493,450)             --            --       (356,026)   (1,680,648)   (1,653,426)
        (4,095)             --            --             --            --            --

            --     (46,852,787)  (22,788,341)    (6,663,122)      (21,523)       (5,122)
            --      (1,491,604)     (520,840)       (24,299)           --            --
 ---------------------------------------------------------------------------------------
      (497,545)    (48,344,391)  (23,309,181)    (7,043,447)   (1,702,171)   (1,658,548)
 ---------------------------------------------------------------------------------------


    51,231,909     150,885,692    97,614,735    143,672,161    11,059,114     9,402,653
       317,189      41,902,140    17,643,636      5,221,807       491,168       392,946
   (41,623,152)   (259,317,945)  (88,516,551)  (102,782,966)  (12,111,717)  (14,910,477)
 ---------------------------------------------------------------------------------------
     9,925,946     (66,530,113)   26,741,820     46,111,002      (561,435)   (5,114,878)
 ---------------------------------------------------------------------------------------
    21,252,501     (60,968,158)   44,134,092     38,314,261       510,471    (4,193,330)
 ---------------------------------------------------------------------------------------


    75,579,780     460,391,197   147,276,190    128,516,932    40,242,532    42,641,348
 ---------------------------------------------------------------------------------------
  $ 96,832,281   $ 399,423,039  $191,410,282  $ 166,831,193  $ 40,753,003  $ 38,448,018
 ---------------------------------------------------------------------------------------
  $     96,905   $          --  $         --  $      (4,204) $     31,062  $     29,926
 ---------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
For the Year Ended October 31, 1999

                                       Short-Term
                                       Government                   Balanced
                                          Fund       Bond Fund        Fund
  From operations:
  Net investment income (loss)        $  5,588,879  $ 21,388,651  $  3,593,919
  Net realized gain (loss) on
  investments and foreign currency
  related transactions                      (7,178)    1,193,228     4,617,346
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in foreign
  currencies                            (3,616,622)  (21,271,439)    1,416,483
 ------------------------------------------------------------------------------
  Net Increase (decrease) in net
  assets resulting from operations       1,965,079     1,310,440     9,627,748
 ------------------------------------------------------------------------------

  Distributions to Shareholders:
  From net investment income
  Institutional Shares                  (5,506,354)  (21,322,484)   (3,446,941)
  Service Shares                           (55,661)      (65,548)      (69,451)
  From net realized gain on
  investment transactions
  Institutional Shares                     (47,999)   (3,616,243)  (13,708,760)
  Service Shares                              (693)      (12,411)     (298,062)
 ------------------------------------------------------------------------------
  Total distributions to
  shareholders                          (5,610,707)  (25,016,686)  (17,523,214)
 ------------------------------------------------------------------------------

  From share transactions:
  Proceeds from sale of shares          99,593,163   163,869,981    33,364,727
  Reinvestment of dividends and
  distributions                          3,659,370    16,796,721    17,475,887
  Cost of shares redeemed              (52,927,680)  (88,113,992)  (42,276,072)
 ------------------------------------------------------------------------------
  Net increase (decrease) in net
  assets resulting from share
  transactions                          50,324,853    92,552,710     8,564,542
 ------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)             46,679,225    68,846,464       669,076
 ------------------------------------------------------------------------------

  Net assets:
  Beginning of year                     70,505,702   306,454,631   126,311,214
 ------------------------------------------------------------------------------
  End of year                         $117,184,927  $375,301,095  $126,980,290
 ------------------------------------------------------------------------------
  Accumulated undistributed net
  investment income                   $     55,419  $    447,732  $    476,360
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                  National      Missouri
                                                                  Tax-Free      Tax-Free
                                      MidCap     International  Intermediate  Intermediate
     Value Fund      Growth Fund   Growth Fund    Equity Fund    Bond Fund     Bond Fund
    $    576,112    $    (610,986) $   (936,785)  $    433,881   $ 1,509,578  $  1,563,315
      (3,794,493)      48,947,726    23,720,190      8,196,242        21,369         5,120
       4,583,016       30,096,197    14,562,053     11,122,600    (2,046,587)   (2,061,534)
 ------------------------------------------------------------------------------------------
       1,364,635       78,432,937    37,345,458     19,752,723      (515,640)     (493,099)
 ------------------------------------------------------------------------------------------

        (573,720)        (151,250)           --       (447,364)   (1,509,578)   (1,563,355)
          (4,883)              --            --           (952)           --            --
      (1,000,492)     (60,788,010)   (7,035,654)            --      (282,626)     (185,341)
         (14,161)      (1,370,831)      (63,725)            --            --            --
 ------------------------------------------------------------------------------------------
      (1,593,256)     (62,310,091)   (7,099,379)      (448,316)   (1,792,204)   (1,748,696)
 ------------------------------------------------------------------------------------------

      31,324,695      164,584,725    42,483,286     48,107,117    16,441,369    21,667,860
       1,053,891       53,058,451     5,038,648        303,849       316,392       355,572
     (50,560,491)    (192,136,802)  (70,763,234)   (40,738,397)   (7,735,169)  (11,191,281)
 ------------------------------------------------------------------------------------------
     (18,181,905)      25,506,374   (23,241,300)     7,672,569     9,022,592    10,832,151
 ------------------------------------------------------------------------------------------
     (18,410,526)      41,629,220     7,004,779     26,976,976     6,714,748     8,590,356
 ------------------------------------------------------------------------------------------

      93,990,306      418,761,977   140,271,411    101,539,956    33,527,784    34,050,992
 ------------------------------------------------------------------------------------------
    $ 75,579,780    $ 460,391,197  $147,276,190   $128,516,932   $40,242,532  $ 42,641,348
 ------------------------------------------------------------------------------------------
    $     26,391    $          --  $         --   $    279,028   $    26,798  $     27,935
 ------------------------------------------------------------------------------------------

COMMERCE FUNDS
Notes to Financial Statements
October 31, 2000
 1. ORGANIZATION

 The Commerce Funds (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust consists of nine portfo-lios (individually, a "Fund" and collectively, the "Funds"): Short-Term Gov-ernment Fund, Bond Fund, Balanced Fund, Value Fund (formerly Growth and Income Fund), Growth Fund, MidCap Growth Fund (formerly MidCap Fund), Inter-national Equity Fund, National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund. Each of the Funds offers two classes of shares, Institutional Shares and Service Shares (except National Tax-Free In-termediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund which only offered Institutional Shares during the periods shown). Each Fund is regis-tered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund, which is registered as non-diversified under the 1940 Act.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

 A. Investment Valuation -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale oc-curs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker / dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust's Board of Trustees.
   Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks in-clude revaluation of currencies, high rates of inflation, repatriation re-strictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liq-uid, may be subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

 B. Security Transactions and Dividend Income -- Security transactions are re-corded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes where ap-plicable. Dividends for which a Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash div-idend. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.
   Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

 C. Premiums and Discounts on Debt Securities Owned -- The National Tax-Free Intermediate Bond and the Missouri Tax-Free Intermediate Bond Funds amortize premiums on debt securities on the effective yield basis, and do not accrete market discounts on debt securities. The Growth, MidCap Growth and Interna-tional Equity Funds accrete market discounts and amortize premiums on a yield to maturity basis. The Short-Term Government, Bond, Balanced and Value Funds do not accrete market discounts or amortize premiums on long-term debt secu-rities.

                                                                 COMMERCE FUNDS
 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

   The Short-Term Government, Bond and Balanced Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or de-crease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns us-ing the most recent OID factors available from the issuer. Recorded amortiza-tion amounts are adjusted when actual OID factors are received.
   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effec-tive November 1, 2001 for the Funds and will require the Funds to amortize/accrete all premiums and discounts on debt securities. The Funds currently do not amortize/accrete all such premiums and discounts. Upon adop-tion, the Funds will be required to record the cumulative effect of this change. The cumulative effect will impact net investment income and realized and unrealized gains and losses but will not impact net assets. At this time, the Funds have not completed their analysis of the impact of this accounting change.

 D. Foreign Currency Translations -- The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; and (ii) purchases and sales of foreign invest-ments, income and expenses are converted into U.S. dollars based upon cur-rency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and foreign ex-change contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denomi-nated in foreign currencies arises from changes in the value of assets and liabilities.

 E. Forward Foreign Currency Exchange Contracts -- The International Equity Fund may enter into forward foreign currency exchange contracts for the pur-chase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio posi-tions. The Fund may also purchase and sell forward contracts to seek to in-crease total return. All commitments are "marked-to-market" daily at the applicable translation rates. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extin-guished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 F. Segregation Transactions -- The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency ex-change contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liq-uid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

 G. Repurchase Agreements -- Repurchase agreements involve the purchase of se-curities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.
   During the term of a repurchase agreement, the value of the underlying se-curities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repur-chase agreements are held in safekeeping in the customer-only account, at the Funds' custodian, or at sub-custodians.

COMMERCE FUNDS
Notes to Financial Statements (continued)
October 31, 2000
 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

 H. Dividend Distributions to Shareholders -- Distributions to shareholders are recorded on the ex-dividend date. Income and Capital Gains distributions, if any, are declared and paid according to the following schedule:

                                                                 Capital Gains
                                   Income Distribution           Distribution
                                  -------------------------   -----------------------
              Fund                Declared        Paid        Declared       Paid
 ------------------------------------------------------------------------------------
  Short-Term Government             Daily        Monthly      Annually     Annually
 ------------------------------------------------------------------------------------
  Bond                              Daily        Monthly      Annually     Annually
 ------------------------------------------------------------------------------------
  Balanced                        Quarterly     Quarterly     Annually     Annually
 ------------------------------------------------------------------------------------
  Value (formerly Growth and
  Income)                         Quarterly     Quarterly     Annually     Annually
 ------------------------------------------------------------------------------------
  Growth                          Annually      Annually      Annually     Annually
 ------------------------------------------------------------------------------------
  MidCap Growth (formerly
  MidCap)                         Annually      Annually      Annually     Annually
 ------------------------------------------------------------------------------------
  International Equity            Annually      Annually      Annually     Annually
 ------------------------------------------------------------------------------------
  National Tax-Free
  Intermediate Bond                 Daily        Monthly      Annually     Annually
 ------------------------------------------------------------------------------------
  Missouri Tax-Free
  Intermediate Bond                 Daily        Monthly      Annually     Annually
 ------------------------------------------------------------------------------------

 I. Deferred Organization Expenses -- Organization costs are being amortized on a straight-line basis over a period of five years beginning with the com-mencement of each Fund's operations.

 J. Expenses -- Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative average daily net assets for the period. Service Class share-holders bear all expenses and fees relating to the Distribution Plan.

 K. Federal Taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-ex-empt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, de-pending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.
   As of the Trust's most recent tax year-end, the Short-Term Government, Bond, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds had capital loss carryforwards for U.S. federal income tax purpos-es. These amounts are available to be carried forward to offset future capi-tal gains of the Funds to the extent permitted by applicable laws or regulations.

                 Fund                        Amount           Years of Expiration
 --------------------------------------------------------------------------------
  Short-Term Government                    $1,282,471             2007 & 2008
 --------------------------------------------------------------------------------
  Bond                                      5,688,375                    2008
 --------------------------------------------------------------------------------
  National Tax-Free Intermediate Bond          68,989                    2008
 --------------------------------------------------------------------------------
  Missouri Tax-Free Intermediate Bond         117,742                    2008
 --------------------------------------------------------------------------------

                                                                 COMMERCE FUNDS
 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

   At October 31, 2000, the Fund's aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes are as follows:

                                                                                 Net
                                                  Gross           Gross      Unrealized
  Fund                            Tax Cost   Unrealized Gain Unrealized Loss Gain (Loss)
 ----------------------------------------------------------------------------------------
  Short-Term Government         $ 83,287,237  $    480,115    $ (1,459,694)  $  (979,579)
 ----------------------------------------------------------------------------------------
  Bond                           332,500,343     3,005,381     (11,251,343)   (8,245,962)
 ----------------------------------------------------------------------------------------
  Balanced                        83,094,786    18,827,459      (4,268,573)   14,558,886
 ----------------------------------------------------------------------------------------
  Value (formerly Growth and
  Income)                         91,678,795    11,684,087      (4,957,616)    6,726,471
 ----------------------------------------------------------------------------------------
  Growth                         303,736,906   117,426,395     (23,766,324)   93,660,071
 ----------------------------------------------------------------------------------------
  MidCap Growth (formerly
  MidCap)                        138,322,890    63,420,114      (7,243,192)   56,176,922
 ----------------------------------------------------------------------------------------
  International Equity           159,684,519    17,612,542     (12,444,196)    5,168,346
 ----------------------------------------------------------------------------------------
  National Tax-Free
  Intermediate Bond               40,604,370       486,225        (253,796)      232,429
 ----------------------------------------------------------------------------------------
  Missouri Tax-Free
  Intermediate Bond               38,034,506       388,161        (414,440)      (26,279)
 ----------------------------------------------------------------------------------------

 3. AGREEMENTS

 The Funds have entered into an Advisory Agreement with Commerce Bank, N.A. (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Advisor is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund's average daily net assets. For the year ended October 31, 2000, the Advisor had contractually agreed to waive a portion of its advisory fee for certain portfolios. The contractual annual rate, actual annual rate, waiver rate and amount are listed in a table on page 63.
   As authorized by the Advisory Agreement, the Advisor has entered into a Sub-Advisory Agreement with T. Rowe Price International, Inc. (the "Sub-Advi-sor") whereby the Sub-Advisor manages the investment assets of the Interna-tional Equity Fund. A new sub-investment advisory agreement for the Fund was approved by the shareholders of the International Equity Fund on November 20, 2000.

COMMERCE FUNDS
Notes to Financial Statements (continued)
October 31, 2000
 3. AGREEMENTS (continued)

   T. Rowe Price International, Inc. ("Price International" or the "Sub-Advis-er") (formerly known as Rowe-Price Fleming International, Inc.) has been the sub-advisor to the Fund since its inception in 1994. Prior to August 8, 2000, Price International was 50% owned by Robert Fleming Holdings Limited and 50% owned by T. Rowe Price Associates, Inc. ("T. Rowe Price"). On August 8, 2000,
 T. Rowe Price became the sole owner of Price International. At the same time,
 T. Rowe Price changed the name of the Sub-Advisor from Rowe-Price Fleming In-ternational, Inc. to T. Rowe Price International, Inc. The August 8, 2000 purchase caused the sub-investment advisory agreement in effect as of that date ("Old Agreement") between Commerce Bank, N.A. (the "Advisor") and Price International to terminate automatically. The Board of Trustees approved a new continuing sub-investment advisory agreement between Commerce Bank, N.A. (the "Advisor") and Price International ("Sub-Advisory Agreement"). The shareholders of the Fund approved the new Sub-Advisory Agreement at a share-holder meeting on November 20, 2000. As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee from the Advisor at the following annual rate:

           Average Daily Net
           Assets              Annual Rate
              ----------------------------
           First $20 million      .75%
              ----------------------------
           Next $30 million       .60%
              ----------------------------
           Over $50 million       .50%
              ----------------------------

   In addition, when the International Equity Fund's average net assets exceed $200 million, the Sub-Advisor has agreed to reset fees to 0.50% of the aver-age daily net assets of the Fund with a transitional credit provided on as-sets between $184 million and $200 million; and when average daily net assets of the Fund exceed $500 million, the fees will be reset to 0.45% of all Fund assets.
   For the year ended October 31, 2000, the Advisor agreed to waive fees and/or reimburse expenses (excluding interest, taxes, service share distribu-tion expenses and extraordinary expenses) to the extent that such expenses exceeded, on an annualized basis, .68%, .88%, 1.20%, 1.13%, 1.72%, .70% and
 .65% of average net assets of the Institutional Shares of the Short-Term Gov-ernment, Bond, Value, Growth, International Equity, National Tax-Free Inter-mediate Bond Fund and Missouri Tax-Free Intermediate Bond Funds, respectively. Effective March 1, 2000, the Advisor agreed to waive fees and/or reimburse expenses (excluding interest, taxes, service share distribu-tion expenses and extraordinary expenses) for the Balanced Fund to the extent that such expenses exceed, on an annualized basis .98% of average net assets of the Institutional Shares. Prior thereto, the expense limitation was 1.13% of average net assets. The effect of these reimbursements by the Advisor for the year ended October 31, 2000, was to reduce expenses by amounts detailed in a table on the following page.

                                                                 COMMERCE FUNDS
 3. AGREEMENTS (continued)

   Goldman Sachs Asset Management ("GSAM") serves as the Trust's administra-tor, pursuant to an Administration Agreement. Under the Administration Agree-ment, GSAM administers the Trust's business affairs. As compensation for the services rendered under the Administration Agreement and its assumption of related expenses, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate of .15% of the average daily net assets of each Fund. Effective May 1, 2000, GSAM has agreed to waive the administration fee to a rate of .13% of the average daily net assets of each Fund. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds' expenses. For the year ended October 31, 2000, the custody fees for each fund was reduced by the following amount:

                                                                       Administration
                                            Advisory Fees                   Fees
                                -------------------------------------- ---------------
                                                           Waiver          Waiver                               Total
                                Contractual   Actual    -------------- ---------------    Expense     Custody  Expense
  Fund                          Annual Rate Annual Rate Rate   Amount  Rate    Amount  Reimbursements Credits Reduction
 ----------------------------------------------------------------------------------------------------------------------
  Short-Term Government            0.50%       0.30%    0.20% $196,891  0.02% $  8,749    $28,032      $ 168  $ 233,840
 ----------------------------------------------------------------------------------------------------------------------
  Bond                             0.50        0.50       --        --  0.02    33,745         --      1,976     35,721
 ----------------------------------------------------------------------------------------------------------------------
  Balanced                         1.00        0.70     0.30   351,815  0.02    10,934    173,435        120    536,304
 ----------------------------------------------------------------------------------------------------------------------
  Value (formerly Growth and
  Income)                          0.75        0.75       --        --  0.02     8,274         --      1,926     10,200
 ----------------------------------------------------------------------------------------------------------------------
  Growth                           0.75        0.75       --        --  0.02    45,345         --        871     46,216
 ----------------------------------------------------------------------------------------------------------------------
  MidCap Growth (formerly
  MidCap)                          0.75        0.75       --        --  0.02    19,480         --        124     19,604
 ----------------------------------------------------------------------------------------------------------------------
  International Equity             1.50        0.94     0.56   989,751  0.02    17,599         --        324  1,007,674
 ----------------------------------------------------------------------------------------------------------------------
  National Tax-Free
  Intermediate Bond                0.50        0.35     0.15    59,589  0.02     4,057     33,526      1,103     98,275
 ----------------------------------------------------------------------------------------------------------------------
  Missouri Tax-Free
  Intermediate Bond                0.50        0.30     0.20    77,069  0.02     3,800     34,256        814    115,939
 ----------------------------------------------------------------------------------------------------------------------

   Goldman, Sachs & Co. serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales charge im-posed on the sale of shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund is 2.00%; for all other Funds' Service Shares, the maximum sales charge is 3.50%. Goldman, Sachs & Co. has advised the Trust that it has retained approximately $10,000 on the sale of shares of the Funds for the year ended October 31, 2000.
   The Trust, on behalf of each Fund (except the National Tax-Free Intermedi-ate Bond Fund and Missouri Tax-Free Intermediate Bond Fund), has adopted a Distribution Plan for Service Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, payments by each Fund for distribution ex-penses may not exceed .25% (annualized) of the average daily net assets of the Fund's Service Shares.
   Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Advisor and its affiliates ("Service Organizations"), under which they will render share-holder administration support services. For these services, the Service Orga-nizations are entitled to receive fees from a Fund at an annual rate of up to .25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations.

COMMERCE FUNDS
Notes to Financial Statements (continued)
October 31, 2000
 4. INVESTMENT TRANSACTIONS

 The cost of purchases and proceeds of sales and maturities of long-term secu-rities for the year ended October 31, 2000, were as follows:

                                                                                    Sales
                                                   Purchases       Sales and    and maturities
                                  Purchase of     (excluding     maturities of    (excluding
                                U.S. Government U.S. Government U.S. Government U.S. Government
                                  and agency      and agency      and agency      and agency
  Fund                            obligations    obligations)     obligations    obligations)
 ----------------------------------------------------------------------------------------------
  Short-Term Government           $25,107,506    $  9,816,634     $30,417,389     $15,595,374
 ----------------------------------------------------------------------------------------------
  Bond                             48,897,606      37,891,141      58,416,490      70,488,174
 ----------------------------------------------------------------------------------------------
  Balanced                          6,301,204      54,405,821      17,069,301      75,282,776
 ----------------------------------------------------------------------------------------------
  Value (formerly Growth and
  Income Fund)                             --      74,739,527              --      64,428,829
 ----------------------------------------------------------------------------------------------
  Growth                                   --     228,119,421              --     329,624,201
 ----------------------------------------------------------------------------------------------
  MidCap Growth (formerly
  MidCap Fund)                             --     208,065,303              --     207,090,035
 ----------------------------------------------------------------------------------------------
  International Equity                     --     120,164,365              --      76,768,638
 ----------------------------------------------------------------------------------------------
  National Tax-Free
  Intermediate Bond                        --      21,419,192              --      21,240,783
 ----------------------------------------------------------------------------------------------
  Missouri Tax-Free
  Intermediate Bond                        --      10,403,516              --      15,735,741
 ----------------------------------------------------------------------------------------------

   For the year ended October 31, 2000, Goldman, Sachs & Co. earned $158, $531, $670, $425, $5,146, $2,635 and $761 of brokerage commissions from port-folio transactions, including futures transactions executed on behalf of the Short-Term Government, Bond, Balanced, Value, Growth, MidCap Growth and the International Equity Funds, respectively.

 5. CONCENTRATION OF RISK

   Under normal conditions, the Missouri Tax-Free Intermediate Bond and Na-tional Tax-Free Intermediate Bond Funds will invest at least 80% of their net assets in tax-exempt securities. Although they do not expect to do so, the Funds may invest up to 20% of their net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax.
   In addition, the Missouri Tax-Free Intermediate Bond Fund invests at least 65% of its assets in debt obligations of issuers located in the State of Mis-souri. The National Tax-Free Intermediate Bond Fund invests substantially all of its assets in debt securities issued by or on behalf of states, territo-ries and possessions of the U.S. The issuers' abilities to meet their obliga-tions may be affected by the states' economic and political developments.
   The International Equity Fund invests a portion of its assets in emerging markets. Emerging markets securities are volatile. They are subject to sub-stantial currency fluctuations and sudden economic and political develop-ments. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

                                                                 COMMERCE FUNDS
 6. CERTAIN RECLASSIFICATIONS

 In accordance with AICPA Statement of Position 93-2, certain reclassifica-tions have been recorded to the Fund's accounts. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of foreign currency, net operating losses and organization costs.

                                                   Accumulated    Accumulated
                                                       net       undistributed
                                                    realized     net investment
  Fund                           Paid-In Capital   gain (loss)   income (loss)
 ------------------------------------------------------------------------------
  Short-Term Government            $      (683)     $ (47,783)     $   48,466
 ------------------------------------------------------------------------------
  Bond                                    (725)      (628,867)        629,592
 ------------------------------------------------------------------------------
  Balanced                                (699)      (136,175)        136,874
 ------------------------------------------------------------------------------
  Value (formerly Growth and
  Income)                                4,000             --          (4,000)
 ------------------------------------------------------------------------------
  Growth                            (1,765,225)          (952)      1,766,177
 ------------------------------------------------------------------------------
  MidCap Growth (formerly
  MidCap)                           (1,526,079)            --       1,526,079
 ------------------------------------------------------------------------------
  International Equity                (324,070)       159,145         164,925
 ------------------------------------------------------------------------------
  National Tax-Free
  Intermediate Bond                     (2,051)        (2,213)          4,264
 ------------------------------------------------------------------------------
  Missouri Tax-Free
  Intermediate Bond                     (2,043)            52           1,991
 ------------------------------------------------------------------------------

 The Commerce Funds (unaudited)

   During the year ended October 31, 2000, 99.63% and 99.60%, of the distribu-tions paid by the National Tax-Free Intermediate Bond Fund and the Missouri Tax-Free Intermediate Bond Fund, respectively, were exempt-interest dividends and as such, are not subject to U.S. federal income tax. The remaining dis-tributions were taxable ordinary income dividends.

   Pursuant to Section 852 of the Internal Revenue Code, National Tax-Free, Balanced, International Equity, Bond, MidCap Growth, and Growth Funds desig-nate $21,369, $4,583,646, $6,687,533, $477,818, $23,309,181, and $43,043,260
 respectively, as capital gain dividends paid during the year ended October 31, 2000.

   From distributions paid during the year ended October 31, 2000, the total amount of income received by the International Equity Fund from foreign sources was $0.2823 per share, all of which was attributable to qualified passive income. The total amount of foreign taxes paid by the Fund on this income was $0.0392 per share. A separate notice containing the country-by-country components of these totals has been previously mailed to sharehold-ers.

   During the year ended October 31, 2000, 20.83%, 100% and 59.83% of the div-idends paid from net investment income by the Balanced Fund, Value Fund (for-merly Growth and Income) and Growth Fund, respectively, qualify for the dividends received deduction available to corporations.

COMMERCE FUNDS

October 31, 2000

 7. SUMMARY OF SHARE TRANSACTIONS

 Share activity is as follows:


                            Short-Term Government
                                     Fund                     Bond Fund
                           -------------------------  --------------------------
                                Shares       Dollars       Shares        Dollars

 For the Year Ended October 31, 2000

  Institutional Shares
  Shares sold                2,185,295  $ 39,254,503    5,263,318  $  95,935,028
  Reinvestment of
  dividends and
  distributions                187,633     3,364,656      787,382     14,352,775
  Shares repurchased        (4,303,192)  (77,150,227)  (8,434,430)  (154,181,169)
                                -------------------------------------------------
                            (1,930,264)  (34,531,068)  (2,383,730)   (43,893,366)
 --------------------------------------------------------------------------------
  Service Shares
  Shares sold                    9,326       167,379       12,029        217,584
  Reinvestment of
  dividends and
  distributions                  1,809        32,457        3,679         67,084
  Shares repurchased           (10,075)     (180,792)     (14,879)      (271,516)
                                -------------------------------------------------
                                 1,060        19,044          829         13,152
 --------------------------------------------------------------------------------
  NET INCREASE (DECREASE)   (1,929,204) $(34,512,024)  (2,382,901) $ (43,880,214)
 --------------------------------------------------------------------------------


 For the Year Ended October 31, 1999

  Institutional Shares
  Shares sold                5,324,843  $ 97,584,178    8,522,605  $ 163,524,792
  Reinvestment of
  dividends and
  distributions                198,345     3,625,923      873,736     16,727,317
  Shares repurchased        (2,793,935)  (50,976,935)  (4,634,455)   (87,897,150)
                                -------------------------------------------------
                             2,729,253    50,233,166    4,761,886     92,354,959
 --------------------------------------------------------------------------------
  Service Shares
  Shares sold                  108,982     2,008,985       18,010        345,189
  Reinvestment of
  dividends and
  distributions                  1,825        33,447        3,621         69,404
  Shares repurchased          (105,731)   (1,950,745)     (11,402)      (216,842)
                                -------------------------------------------------
                                 5,076        91,687       10,229        197,751
 --------------------------------------------------------------------------------
  NET INCREASE (DECREASE)    2,734,329  $ 50,324,853    4,772,115  $  92,552,710
 --------------------------------------------------------------------------------

 (a) As of August 14, 2000, the Fund's name changed from the Growth and Income Fund to the Value Fund.

                                                                 COMMERCE FUNDS





        Balanced Fund              Value Fund(a)                Growth Fund
 -----------------------------------------------------------------------------------
        Shares       Dollars       Shares       Dollars       Shares        Dollars



      955,389   $ 24,553,849    2,233,088  $ 51,079,026    3,823,408  $ 149,133,620
      295,726      7,489,493       13,898       313,283    1,091,276     40,442,987
   (2,474,269)   (63,875,687)  (1,882,880)  (41,403,727)  (6,512,820)  (255,363,582)
 -----------------------------------------------------------------------------------
   (1,223,154)   (31,832,345)     364,106     9,988,582   (1,598,136)   (65,786,975)
 -----------------------------------------------------------------------------------

       12,659        322,954        6,519       152,883       45,426      1,752,072
        6,329        160,171          174         3,906       39,592      1,459,153
      (20,327)      (521,102)     (10,008)     (219,425)    (103,662)    (3,954,363)
 -----------------------------------------------------------------------------------
       (1,339)       (37,977)      (3,315)      (62,636)     (18,644)      (743,138)
 -----------------------------------------------------------------------------------
   (1,224,493)  $(31,870,322)     360,791  $  9,925,946   (1,616,780) $ (66,530,113)
 -----------------------------------------------------------------------------------




    1,256,913   $ 32,435,728    1,413,116  $ 31,187,726    4,120,844  $ 158,670,973
      686,412     17,127,136       48,213     1,035,320    1,466,203     51,701,347
   (1,605,963)   (41,312,525)  (2,239,584)  (50,030,942)  (4,893,060)  (190,127,841)
 -----------------------------------------------------------------------------------
      337,362      8,250,339     (778,255)  (17,807,896)     693,987     20,244,479
 -----------------------------------------------------------------------------------

       35,703        928,999        6,081       136,969      153,499      5,913,752
       13,993        348,751          865        18,571       38,598      1,357,104
      (37,465)      (963,547)     (23,575)     (529,549)     (52,465)    (2,008,961)
 -----------------------------------------------------------------------------------
       12,231        314,203      (16,629)     (374,009)     139,632      5,261,895
 -----------------------------------------------------------------------------------
      349,593   $  8,564,542     (794,884) $(18,181,905)     833,619  $  25,506,374
 -----------------------------------------------------------------------------------

COMMERCE FUNDS

October 31, 2000

 7. SUMMARY OF SHARE TRANSACTIONS (continued)



                                                MidCap Growth Fund(a)
                                               ------------------------
                                                   Shares       Dollars
  For the Year Ended October 31, 2000
  Institutional Shares
  Shares sold                                   2,305,178  $ 96,393,030
  Reinvestment of dividends and distributions     455,291    17,132,636
  Shares repurchased                           (2,062,227)  (87,415,731)
                                                      ------------------
                                                  698,242    26,109,935
 -----------------------------------------------------------------------
  Service Shares
  Shares sold                                      29,138     1,221,705
  Reinvestment of dividends and distributions      13,711       511,000
  Shares repurchased                              (27,309)   (1,100,820)
                                                      ------------------
                                                   15,540       631,885
 -----------------------------------------------------------------------
  NET INCREASE (DECREASE)                         713,782  $ 26,741,820
 -----------------------------------------------------------------------


  For the Year Ended October 31, 1999
  Institutional Shares
  Shares sold                                   1,126,851  $ 40,683,097
  Reinvestment of dividends and distributions     148,906     4,974,933
  Shares repurchased                           (1,953,751)  (70,571,822)
                                                      ------------------
                                                 (677,994)  (24,913,792)
 -----------------------------------------------------------------------
  Service Shares
  Shares sold                                      50,321     1,800,189
  Reinvestment of dividends and distributions       1,918        63,715
  Shares repurchased                               (5,267)     (191,412)
                                                      ------------------
                                                   46,972     1,672,492
 -----------------------------------------------------------------------
  NET INCREASE (DECREASE)                        (631,022) $(23,241,300)
 -----------------------------------------------------------------------

 (a) As of August 14, 2000, the Fund's name changed from the MidCap Fund to the MidCap Growth Fund.

                                                                 COMMERCE FUNDS




                                 National Tax-Free        Missouri Tax-Free
  International Equity Fund   Intermediate Bond Fund    Intermediate Bond Fund
 -------------------------------------------------------------------------------
       Shares        Dollars     Shares        Dollars     Shares       Dollars


   4,976,117   $ 142,850,262    604,365  $  11,059,114    517,208  $  9,402,653
     183,329       5,198,056     26,777        491,168     21,649       392,946
  (3,556,619)   (102,258,311)  (661,373)   (12,111,717)  (823,736)  (14,910,477)
 -------------------------------------------------------------------------------
   1,602,827      45,790,007    (30,231)      (561,435)  (284,879)   (5,114,878)
 -------------------------------------------------------------------------------
      27,344         821,899         --             --         --            --
         842          23,751         --             --         --            --
     (17,337)       (524,655)        --             --         --            --
 -------------------------------------------------------------------------------
      10,849         320,995         --             --         --            --
 -------------------------------------------------------------------------------
   1,613,676   $  46,111,002    (30,231) $    (561,435)  (284,879) $ (5,114,878)
 -------------------------------------------------------------------------------



   1,820,690   $  46,399,339    867,967  $  16,441,369  1,155,718  $ 21,667,860
      12,621         302,904     16,862        316,392     19,118       355,572
  (1,558,848)    (39,065,251)  (413,480)    (7,735,169)  (600,753)  (11,191,281)
 -------------------------------------------------------------------------------
     274,463       7,636,992    471,349      9,022,592    574,083    10,832,151
 -------------------------------------------------------------------------------
      68,876       1,707,778         --             --         --            --
          39             945         --             --         --            --
     (67,189)     (1,673,146)        --             --         --            --
 -------------------------------------------------------------------------------
       1,726          35,577         --             --         --            --
 -------------------------------------------------------------------------------
     276,189   $   7,672,569    471,349  $   9,022,592    574,083  $ 10,832,151
 -------------------------------------------------------------------------------

COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                                Income from                          Distributions
                                           investment operations                    to shareholders
                                   --------------------------------------- ---------------------------------
                         Net asset                            Total income
                          value,      Net       Net realized      from      From net  From net
                         beginning investment  and unrealized  investment  investment realized     Total
                         of period   income     gain (loss)    operations    income    gains   distributions
  SHORT-TERM GOVERNMENT FUND
  For the Year Ended
  October 31, 2000
  Institutional Shares    $18.06     $1.03(c)      $ 0.04        $1.07       $(1.03)   $   --     $(1.03)
  Service Shares           18.07      0.98(c)        0.05         1.03        (0.99)       --      (0.99)
 -----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1999
  Institutional Shares     18.78      1.04          (0.71)        0.33        (1.04)    (0.01)     (1.05)
  Service Shares           18.79      1.00          (0.72)        0.28        (0.99)    (0.01)     (1.00)
 -----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1998
  Institutional Shares     18.47      1.10           0.32         1.42        (1.11)       --      (1.11)
  Service Shares           18.48      1.06           0.31         1.37        (1.06)       --      (1.06)
 -----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1997
  Institutional Shares     18.43      1.11           0.04         1.15        (1.11)       --      (1.11)
  Service Shares
  (commenced January 2,
  1997)                    18.37      0.92           0.11         1.03        (0.92)       --      (0.92)
 -----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1996
  Institutional Shares     18.83      1.09          (0.18)        0.91        (1.09)    (0.22)     (1.31)
  BOND FUND
  For the Year Ended
  October 31, 2000
  Institutional Shares    $18.57     $1.16(c)      $(0.17)       $0.99       $(1.19)   $(0.04)    $(1.23)
  Service Shares           18.57      1.11(c)       (0.15)        0.96        (1.14)    (0.04)     (1.18)
 -----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1999
  Institutional Shares     19.84      1.16          (1.04)        0.12        (1.16)    (0.23)     (1.39)
  Service Shares           19.85      1.11          (1.05)        0.06        (1.11)    (0.23)     (1.34)
 -----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1998
  Institutional Shares     19.43      1.15           0.41         1.56        (1.15)       --      (1.15)
  Service Shares           19.43      1.11           0.42         1.53        (1.11)       --      (1.11)
 -----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1997
  Institutional Shares     19.07      1.17           0.39         1.56        (1.18)    (0.02)     (1.20)
  Service Shares
  (commenced January 2,
  1997)                    19.00      0.94           0.43         1.37        (0.94)       --      (0.94)
 -----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1996
  Institutional Shares     19.61      1.16          (0.28)        0.88        (1.16)    (0.26)     (1.42)
 -----------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the pe-riod, reinvestment of all dividends and distributions, a complete re-demption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized.
 (b) Annualized.
 (c) Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS


                                                                               Ratios assuming no voluntary
                                                                          waiver of fees or expense limitations
                                                                          --------------------------------------
                        Net assets                         Ratio of                               Ratio of
   Net asset            at end of       Ratio of        net investment         Ratio of        net investment    Portfolio
  value, end    Total     period    net expenses to        income to         expenses to          income to      turnover
   of period  return(a) (in 000s)  average net assets  average net assets average net assets  average net assets   rate
      $18.10    6.15%    $ 81,484         0.68%              5.72%               0.92%              5.48%            39%
       18.11    5.89        1,043         0.93               5.47                1.17               5.23             39
--------------------------------------------------------------------------------------------------------------------------
       18.06    1.83      116,163         0.68               5.65                0.92               5.41             10
       18.07    1.57        1,022         0.93               5.46                1.17               5.22             10
--------------------------------------------------------------------------------------------------------------------------
       18.78    7.94       69,538         0.68               5.90                1.04               5.55             48
       18.79    7.67          968         0.93               5.63                1.29               5.28             48
--------------------------------------------------------------------------------------------------------------------------
       18.47    6.45       48,840         0.68               6.04                1.11               5.61             36
       18.48    5.81          450         0.93/(b)/          5.64/(b)/           1.36/(b)/          5.21/(b)/        36
--------------------------------------------------------------------------------------------------------------------------
       18.43    5.02       33,839         0.68               5.90                1.11               5.47             12
      $18.33    5.59%    $325,732         0.81%              6.38%               0.81%              6.38%            26%
       18.35    5.44        1,181         1.06               6.10                1.06               6.10             26
--------------------------------------------------------------------------------------------------------------------------
       18.57    0.59      374,121         0.81               6.05                0.81               6.05             16
       18.57    0.29        1,180         1.06               5.80                1.06               5.80             16
--------------------------------------------------------------------------------------------------------------------------
       19.84    8.27      305,396         0.83               5.86                0.83               5.86             30
       19.85    8.05        1,059         1.08               5.59                1.08               5.59             30
--------------------------------------------------------------------------------------------------------------------------
       19.43    8.50      217,803         0.85               6.14                0.85               6.14             19
       19.43    7.48          739         1.10/(b)/          5.67/(b)/           1.10/(b)/          5.67/(b)/        19
--------------------------------------------------------------------------------------------------------------------------
       19.07    4.71      151,205         0.84               6.10                0.84               6.10             31
--------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                                Income from                         Distributions
                                           investment operations                   to shareholders
                                   -------------------------------------- ---------------------------------
                         Net asset                               Total
                          value,      Net       Net realized  income from  From net  From net
                         beginning investment  and unrealized investment  investment realized     Total
                         of period   income     gain (loss)   operations    income    gains   distributions
  BALANCED FUND
  For the Year Ended
  October 31, 2000
  Institutional Shares    $25.29     $0.62(c)      $ 1.57        $2.19      $(0.69)   $(0.92)      $ (1.61)
  Service Shares           25.27      0.55(c)        1.57         2.12       (0.62)    (0.92)        (1.54)
 ----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1999
  Institutional Shares     27.04      0.70           1.22         1.92       (0.69)    (2.98)        (3.67)
  Service Shares           27.01      0.64           1.22         1.86       (0.62)    (2.98)        (3.60)
 ----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1998
  Institutional Shares     26.67      0.59           1.67         2.26       (0.59)    (1.30)        (1.89)
  Service Shares           26.66      0.53           1.65         2.18       (0.53)    (1.30)        (1.83)
 ----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1997
  Institutional Shares     24.00      0.59           3.93         4.52       (0.59)    (1.26)        (1.85)
  Service Shares
  (commenced January 2,
  1997)                    23.25      0.40           3.42         3.82       (0.41)       --         (0.41)
 ----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1996
  Institutional Shares     22.10      0.54           2.56         3.10       (0.54)    (0.66)        (1.20)
  VALUE FUND(d)
  For the Year Ended
  October 31, 2000
  Institutional Shares    $21.40     $0.18(c)      $ 3.45        $3.63      $(0.15)   $   --       $ (0.15)
  Service Shares           21.41      0.12(c)        3.45         3.57       (0.10)       --         (0.10)
 ----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1999
  Institutional Shares     21.72      0.15          (0.09)        0.06       (0.15)    (0.23)        (0.38)
  Service Shares           21.73      0.11          (0.11)          --       (0.09)    (0.23)        (0.32)
 ----------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1998
  Institutional Shares     21.82      0.18          (0.05)        0.13       (0.19)    (0.04)        (0.23)
  Service Shares           21.81      0.16          (0.09)        0.07       (0.11)    (0.04)        (0.15)
 ----------------------------------------------------------------------------------------------------------
  For the Period Ended
  October 31, 1997
  Institutional Shares
  (commenced March 3,
  1997)                    18.00      0.15           3.80         3.95       (0.13)       --         (0.13)
  Service Shares
  (commenced March 3,
  1997)                    18.00      0.12           3.80         3.92       (0.11)       --         (0.11)
 ----------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the pe-riod, reinvestment of all dividends and distributions, a complete re-demption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total returns for periods less than one full year are not annualized.
 (b) Annualized.
 (c) Calculated based on the average shares outstanding methodology.
 (d) As of August 14, 2000 the Fund's name changed from the Growth and In-come Fund to the Value Fund.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS


                                                                             Ratios assuming no voluntary
                                                                         waiver of fees or expense limitations
                                                                         -------------------------------------
                        Net assets                         Ratio of                              Ratio of
   Net asset            at end of       Ratio of        net investment        Ratio of        net investment   Portfolio
  value, end    Total     period    net expenses to       income to         expenses to         income to      turnover
   of period  return(a) (in 000's) average net assets average net assets average net assets average net assets   rate
      $25.87     8.93%   $95,466          1.03%              2.40%              1.49%              1.94%           53%
       25.85     8.67      2,763          1.28               2.13               1.74               1.67            53
------------------------------------------------------------------------------------------------------------------------
       25.29     7.60    124,245          1.13               2.71               1.49               2.35            11
       25.27     7.38      2,735          1.38               2.47               1.74               2.11            11
------------------------------------------------------------------------------------------------------------------------
       27.04     8.68    123,717          1.13               2.20               1.49               1.84            68
       27.01     8.36      2,594          1.38               1.99               1.74               1.63            68
------------------------------------------------------------------------------------------------------------------------
       26.67    19.92    105,782          1.13               2.44               1.53               2.04            31
       26.66    16.53      1,219          1.38(b)            2.13(b)            1.78(b)            1.73(b)         31
------------------------------------------------------------------------------------------------------------------------
       24.00    14.45     69,880          1.13               2.47               1.45               2.15            58
      $24.88    17.06%   $95,765          1.13%              0.78%              1.14%              0.77%           88%
       24.88    16.72      1,067          1.38               0.52               1.40               0.51            88
------------------------------------------------------------------------------------------------------------------------
       21.40     0.29     74,591          1.15               0.67               1.15               0.67            64
       21.41     0.02        989          1.40               0.42               1.40               0.42            64
------------------------------------------------------------------------------------------------------------------------
       21.72     0.53     92,625          1.16               0.82               1.16               0.82            55
       21.73     0.30      1,365          1.41               0.60               1.41               0.60            55
------------------------------------------------------------------------------------------------------------------------
       21.82    22.00     45,173          1.20(b)            1.30(b)            2.02(b)            0.48(b)          5
       21.81    21.81      2,588          1.45(b)            1.02(b)            2.27(b)            0.20(b)          5
------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                                Income from                           Distributions
                                           investment operations                     to shareholders
                                   ---------------------------------------- ---------------------------------
                         Net asset    Net                      Total income
                          value,   investment    Net realized      from      From net  From net
                         beginning   income     and unrealized  investment  investment realized     Total
                         of period   (loss)          gain       operations    income    gains   distributions
  GROWTH FUND
  For the Year Ended
  October 31, 2000
  Institutional Shares    $38.24     $(0.14)/(c)/   $4.17         $4.03       $  --     $(3.94)    $(3.94)
  Service Shares           38.07      (0.24)/(c)/    4.15          3.91          --      (3.94)     (3.94)
 ------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1999
  Institutional Shares     37.37      (0.05)         6.40          6.35       (0.01)     (5.47)     (5.48)
  Service Shares           37.29      (0.12)         6.37          6.25          --      (5.47)     (5.47)
 ------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1998
  Institutional Shares     34.54       0.07          5.06          5.13       (0.06)     (2.24)     (2.30)
  Service Shares           34.50      (0.01)         5.05          5.04       (0.01)     (2.24)     (2.25)
 ------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1997
  Institutional Shares     28.95       0.19          7.51          7.70       (0.19)     (1.92)     (2.11)
  Service Shares
  (commenced January 2,
  1997)                    28.26       0.09          6.25          6.34       (0.10)        --      (0.10)
 ------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1996
  Institutional Shares     24.68       0.19          5.40          5.59       (0.19)     (1.13)     (1.32)
  MIDCAP GROWTH FUND(d)
  For the Year Ended
  October 31, 2000
  Institutional Shares    $40.07     $(0.34)/(c)/   $9.91         $9.57          --     $(6.02)    $(6.02)
  Service Shares           39.75      (0.44)/(c)/    9.82          9.38          --      (6.02)     (6.02)
 ------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1999
  Institutional Shares     32.57      (0.23)/(c)/    9.34(c)       9.11          --      (1.61)     (1.61)
  Service Shares           32.40      (0.31)/(c)/    9.27(c)       8.96          --      (1.61)     (1.61)
 ------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1998
  Institutional Shares     33.02      (0.13)         1.48          1.35          --      (1.80)     (1.80)
  Service Shares           32.94      (0.16)         1.42          1.26          --      (1.80)     (1.80)
 ------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1997
  Institutional Shares     28.06      (0.13)         5.38          5.25          --      (0.29)     (0.29)
  Service Shares
  (commenced January 2,
  1997)                    28.64      (0.11)         4.41          4.30          --         --         --
 ------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1996
  Institutional Shares     25.30      (0.07)         3.51          3.44          --      (0.68)     (0.68)
 ------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total re-turns for periods less than one full year are not annualized.
 (b) Annualized.
 (c) Calculated based on average shares outstanding methodology.
 (d) As of August 14, 2000 the Fund's name changed from the MidCap Fund to the MidCap Growth Fund.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS


                                                                         Ratios assuming no voluntary
                                                                           waiver of fees or expense
                                                                                  limitations
                                                                         ----------------------------
                        Net assets                         Ratio of       Ratio of     Ratio of net
   Net asset              at end        Ratio of        net investment   expenses to investment income Portfolio
  value, end    Total   of period   net expenses to    income (loss) to  average net (loss) to average turnover
   of period  return(a) (in 000's) average net assets average net assets   assets       net assets       rate
      $38.33    10.88%   $385,676         1.06%             (0.37)%         1.07%          (0.36)%         50%
       38.04    10.59      13,747         1.31              (0.62)          1.32           (0.61)          50
----------------------------------------------------------------------------------------------------------------
       38.24    18.24     445,923         1.08              (0.12)          1.08           (0.12)          35
       38.07    17.97      14,468         1.33              (0.36)          1.33           (0.36)          35
----------------------------------------------------------------------------------------------------------------
       37.37    15.38     409,797         1.08               0.20           1.08            0.20           53
       37.29    15.10       8,965         1.33              (0.06)          1.33           (0.06)          53
----------------------------------------------------------------------------------------------------------------
       34.54    28.12     343,773         1.11               0.60           1.11            0.60           32
       34.50    22.47       5,758         1.36/(b)/          0.35/(b)/      1.36/(b)/       0.35/(b)/      32
----------------------------------------------------------------------------------------------------------------
       28.95    23.43     208,908         1.08               0.72           1.08            0.72           36
      $43.62    26.19%   $187,070         1.14%             (0.80)%         1.15%          (0.79)%        112%
       43.11    25.88       4,340         1.39              (1.05)          1.40           (1.04)         112
----------------------------------------------------------------------------------------------------------------
       40.07    28.96     143,892         1.14              (0.63)          1.14           (0.63)          98
       39.75    28.63       3,384         1.39              (0.86)          1.39           (0.86)          98
----------------------------------------------------------------------------------------------------------------
       32.57     3.96     139,035         1.16              (0.58)          1.16           (0.58)          76
       32.40     3.68       1,236         1.41              (0.82)          1.41           (0.82)          76
----------------------------------------------------------------------------------------------------------------
       33.02    18.88     112,442         1.23              (0.61)          1.23           (0.61)          89
       32.94    15.01         658         1.48/(b)/         (0.95)/(b)/     1.48/(b)/      (0.95)/(b)/     89
----------------------------------------------------------------------------------------------------------------
       28.06    13.78      74,641         1.22              (0.37)          1.22           (0.37)          71
----------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                                Income from                           Distributions
                                           investment operations                     to shareholders
                                   ---------------------------------------- ----------------------------------
                         Net asset                             Total income
                          value,      Net        Net realized      from      From net  From net
                         beginning investment   and unrealized  investment  investment realized      Total
                         of period   Income          gain       operations    income    gains    distributions
  INTERNATIONAL EQUITY FUND
  For the Year Ended
  October 31, 2000
  Institutional Shares    $27.39     $(.01)/(c)/    $0.43         $0.42       $(0.06)  $(1.29)      $(1.35)
  Service Shares           27.30      (.08)/(c)/     0.44          0.36           --    (1.29)       (1.29)
--------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1999
  Institutional Shares     23.00      0.09           4.40          4.49        (0.10)       --       (0.10)
  Service Shares           22.92      0.10           4.34          4.44        (0.06)       --       (0.06)
--------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1998
  Institutional Shares     22.10      0.10           1.45          1.55        (0.08)    (0.57)      (0.65)
  Service Shares           22.06      0.05           1.44          1.49        (0.06)    (0.57)      (0.63)
--------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1997
  Institutional Shares     20.96      0.06           1.42          1.48        (0.10)    (0.24)      (0.34)
  Service Shares
  (commenced January 2,
  1997)                    21.70      0.01           0.35          0.36           --        --           --
--------------------------------------------------------------------------------------------------------------
  For the Year Ended
  October 31, 1996
  Institutional Shares     18.64      0.11           2.35          2.46        (0.07)    (0.07)      (0.14)
--------------------------------------------------------------------------------------------------------------

 (a) Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total re-turns for periods less than one full year are not annualized.
 (b) Annualized.
 (c) Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS


                                                                          Ratios assuming no voluntary waiver
                                                                            of fees or expense limitations
                                                                         -------------------------------------
                        Net assets                         Ratio of                              Ratio of
   Net asset            at end of       Ratio of        net investment        Ratio of        net investment   Portfolio
  value, end    Total     period    net expenses to       Income to         expenses to      income (loss) to  turnover
   of period  return(a) (in 000's) average net assets average net assets average net assets average net assets   rate
    $26.46       1.24%   $166,063         1.35%             (.05)%              1.92%             (0.60)%          47%
     26.37       1.03         768         1.60              (.29)               2.17              (0.84)           47
------------------------------------------------------------------------------------------------------------------------
     27.39      19.58     128,018         1.53               0.40               2.08              (0.13)           32
     27.30      19.39         499         1.78               0.33               2.33              (0.20)           32
------------------------------------------------------------------------------------------------------------------------
     23.00       7.16     101,161         1.62               0.46               2.14              (0.06)           22
     22.92       6.88         379         1.87               0.19               2.39              (0.33)           22
------------------------------------------------------------------------------------------------------------------------
     22.10       7.15      78,273         1.72               0.35               2.23              (0.16)           22
     22.06       1.66         231         1.97/(b)/          0.14/(b)/          2.48/(b)/         (0.37)/(b)/      22
------------------------------------------------------------------------------------------------------------------------
     20.96      13.25      51,589         1.72               0.74               2.64              (0.18)           21
------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period


                                 Income from investment operations     Distributions to shareholders
                                ------------------------------------- --------------------------------
                                                             Total
                                                             income
                      Net asset                              (loss)
                       value,      Net       Net realized     from     From net  From net
                      beginning investment  and unrealized investment investment realized    Total
                      of period   income     gain (loss)   operations   income    gains   distribution
  NATIONAL TAX-FREE INTERMEDIATE BOND FUND
  For the Year Ended
  October 31, 2000     $18.24     $0.78(b)      $ 0.51       $ 1.29     $(0.79)   $(0.01)    $(0.80)
  October 31, 1999      19.33      0.74          (0.93)       (0.19)     (0.74)    (0.16)     (0.90)
  October 31, 1998      18.85      0.74           0.48         1.22      (0.74)       --      (0.74)
  October 31, 1997      18.46      0.72           0.39         1.11      (0.72)       --      (0.72)
  October 31, 1996      18.54      0.73          (0.07)        0.66      (0.73)    (0.01)     (0.74)
  MISSOURI TAX-FREE INTERMEDIATE BOND FUND
  For the Year Ended
  October 31, 2000     $18.07     $0.78(b)      $ 0.46       $ 1.24     $(0.78)   $   --     $(0.78)
  October 31, 1999      19.07      0.73          (0.90)       (0.17)     (0.73)    (0.10)     (0.83)
  October 31, 1998      18.61      0.74           0.47         1.21      (0.74)    (0.01)     (0.75)
  October 31, 1997      18.26      0.76           0.37         1.13      (0.76)    (0.02)     (0.78)
  October 31, 1996      18.40      0.76          (0.14)        0.62      (0.76)       --      (0.76)
 -----------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the peri-od, reinvestment of all dividends and distributions, a complete redemp-tion of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge were taken into account. Total returns for periods less than one full year are not annualized.
 (b) Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS


                                                                         Ratios assuming no voluntary waiver of
                                                                              fees or expense limitations
                                                                         --------------------------------------

                        Net assets                         Ratio of                              Ratio of
   Net asset            at end of       Ratio of        net investment        Ratio of        net investment    Portfolio
  value, end    Total     period    net expenses to       income to         expenses to          income to      turnover
   of period  return(b) (in 000's) average net assets average net assets average net assets average net  assets   rate
      $18.73     7.17%   $40,753          0.70%              4.23%              0.94%              3.99%            56%
       18.24    (1.08)    40,243          0.70               3.90               0.93               3.67             35
       19.33     6.59     33,528          0.74               3.87               1.04               3.57             41
       18.85     6.16     25,281          0.85               3.89               1.15               3.59              6
       18.46     3.60     17,613          0.85               3.93               1.55               3.23             34
      $18.53     7.05%   $38,448          0.65%              4.29%              0.95%              4.09%            29%
       18.07    (0.95)    42,641          0.65               3.91               0.92               3.64             21
       19.07     6.65     34,051          0.65               3.93               1.03               3.55             34
       18.61     6.31     24,434          0.65               4.14               1.21               3.58             13
       18.26     3.43     17,034          0.65               4.14               1.58               3.21             49
-------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS

Independent Auditors' Report

 To the Board of Trustees and Shareholders of The Commerce Funds:

 We have audited the accompanying statements of assets and liabilities of Short-Term Government Fund, Bond Fund, Balanced Fund, Value Fund (formerly Growth and Income Fund), Growth Fund, MidCap Growth Fund (formerly MidCap
 Fund), International Equity Fund, National Tax-Free Intermediate Bond Fund, and Missouri Tax-Free Intermediate Bond Fund, portfolios of The Commerce Funds, (collectively, The Commerce Funds), including statements of invest-ments as of October 31, 2000 and the related statements of operations for the year ended October 31, 2000, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2000 and financial highlights for each of the years or periods in the five-year period ended Oc-tober 31, 2000. These financial statements and financial highlights are the responsibility of The Commerce Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with auditing standards generally ac-cepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers. An audit also includes as-sessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2000, and the results of their operations, changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

 Boston, Massachusetts
 December 15, 2000

The Commerce Funds

Trustees

J. Eric Helsing, Chairman
Randall D. Barron
David L. Bodde
John J. Holland
Warren Weaver

Officers

Warren Weaver, President
James A. McNamara, Vice President
Larry Franklin, Vice President
William Schuetter, Vice President
John M. Perlowski, Vice President
Randall D. Barron, Treasurer
Peter W. Fortner, Assistant Treasurer
Philip V. Giuca Jr., Assistant Treasurer
W. Bruce McConnel, III, Secretary
Diana E. McCarthy, Assistant Secretary
Amy Belanger, Assistant Secretary
Howard B. Surloff, Assistant Secretary

This Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

Shares of the Funds are not deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Commerce Bank, N.A., its parent, or affiliates, and the shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Funds involves investment risks including the possible loss of the principal amount invested. The Commerce Funds are advised by Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

INVESTMENT ADVISER
Commerce Bank N.A.

INVESTMENT SUB-ADVISER
INTERNATIONAL EQUITY FUND
T.Rowe Price International Inc.
100 East Pratt Street
Baltimore, Maryland 21202

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
National Financial Data Service Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105

DISTRIBUTOR
Goldman Sachs & Co.
85 Broad Street
New York, New York 10004

ADMINISTRATOR
Goldman Sachs Asset Management
32 Old Ship
New York, New York 10005

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, Massachusetts 02110

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996




                           [LOGO OF COMMERECE FUNDS]

                            8000 Forsyth Boulevard
                                   Suite 606
                           St. Louis, Missouri 63105

                              1000 Walnut Street
                                 Eighth Floor
                          Kansas City, Missouri 64106

                             www.commercefunds.com
                                                                         CB 5041
                                1-800-995-6365       Date of first use: 12/29/00